UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026—June 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Institutional Index Fund Institutional Shares - VINIX

Institutional Index Fund Institutional Plus Shares - VIIIX

Morningstar Institutional Total Stock Market Index Fund Institutional Shares - VITNX

Morningstar Institutional Total Stock Market Index Fund Institutional Plus Shares - VITPX

0-3 Month Treasury Bill ETF ETF Shares - VBIL

Ultra-Short Treasury ETF ETF Shares - VGUS

Vanguard Institutional Index Fund

Institutional Shares (VINIX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.035%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$349,726
Number of Portfolio Holdings	516
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	9.7%
Consumer Discretionary	9.3%
Consumer Staples	4.6%
Energy	3.0%
Financials	11.6%
Health Care	8.9%
Industrials	8.9%
Information Technology	38.0%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR94

Vanguard Institutional Index Fund

Institutional Plus Shares (VIIIX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$349,726
Number of Portfolio Holdings	516
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	9.7%
Consumer Discretionary	9.3%
Consumer Staples	4.6%
Energy	3.0%
Financials	11.6%
Health Care	8.9%
Industrials	8.9%
Information Technology	38.0%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR854

Vanguard Morningstar Institutional Total Stock Market Index Fund

Institutional Shares (VITNX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about  Vanguard Morningstar Institutional Total Stock Market Index Fund (the "Fund") (formerly known as Vanguard Institutional Total Stock Market Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$34,653
Number of Portfolio Holdings	3,183
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	1.6%
Consumer Discretionary	12.3%
Consumer Staples	3.3%
Energy	3.2%
Financials	9.9%
Health Care	9.2%
Industrials	12.4%
Other	0.0%
Real Estate	2.2%
Technology	41.0%
Telecommunications	2.1%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR870

Vanguard Morningstar Institutional Total Stock Market Index Fund

Institutional Plus Shares (VITPX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about  Vanguard Morningstar Institutional Total Stock Market Index Fund (the "Fund") (formerly known as Vanguard Institutional Total Stock Market Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$34,653
Number of Portfolio Holdings	3,183
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	1.6%
Consumer Discretionary	12.3%
Consumer Staples	3.3%
Energy	3.2%
Financials	9.9%
Health Care	9.2%
Industrials	12.4%
Other	0.0%
Real Estate	2.2%
Technology	41.0%
Telecommunications	2.1%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR871

Vanguard 0-3 Month Treasury Bill ETF

ETF Shares (VBIL) Nasdaq

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard 0-3 Month Treasury Bill ETF (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$9,392
Number of Portfolio Holdings	27
Portfolio Turnover Rate	0%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
U.S. Government and Agency Obligations	99.9%
Other Assets and Liabilities—NetFootnote Reference	0.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV042

Vanguard Ultra-Short Treasury ETF

ETF Shares (VGUS) Nasdaq

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Ultra-Short Treasury ETF (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,019
Number of Portfolio Holdings	90
Portfolio Turnover Rate	15%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
U.S. Government and Agency Obligations	99.5%
Other Assets and Liabilities—NetFootnote Reference	0.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV041

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2026
Vanguard Institutional Index Fund

Contents
Financial Statements	1

Institutional Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (9.7%)
	Alphabet Inc. Class A	31,805,804	11,366,440
	Alphabet Inc. Class C	25,637,452	9,058,481
	Meta Platforms Inc. Class A	11,911,925	6,709,868
*	Netflix Inc.	22,840,503	1,630,812
	Verizon Communications Inc.	22,649,290	958,971
	Walt Disney Co.	9,419,566	906,633
	AT&T Inc.	37,689,527	780,173
	Comcast Corp. Class A	19,326,026	474,454
	T-Mobile US Inc.	2,524,207	423,385
*	Warner Bros Discovery Inc.	13,443,868	358,414
	Electronic Arts Inc.	1,221,517	250,460
*	Take-Two Interactive Software Inc.	943,732	235,914
*	Live Nation Entertainment Inc.	858,435	157,188
	Omnicom Group Inc.	1,545,543	112,562
*,1	EchoStar Corp. Class A	740,086	75,119
	TKO Group Holdings Inc.	342,132	68,875
*	Charter Communications Inc. Class A	454,307	64,607
	News Corp. Class A	2,474,938	61,453
	Fox Corp. Class A	1,044,622	54,487
*	Trade Desk Inc. Class A	2,319,670	41,940
	Fox Corp. Class B	794,963	37,236
	Paramount Skydance Corp. Class B	1,686,212	16,626
	News Corp. Class B	211,094	5,923
			33,850,021
Consumer Discretionary (9.3%)
*	Amazon.com Inc.	53,097,869	12,655,346
*	Tesla Inc.	15,270,934	6,422,955
	Home Depot Inc.	5,402,872	1,905,485
	McDonald's Corp.	3,854,067	1,041,793
	TJX Cos. Inc.	5,998,370	908,753
	Booking Holdings Inc.	4,203,234	749,184
	Lowe's Cos. Inc.	3,038,134	669,878
	Starbucks Corp.	6,182,217	631,761
	Marriott International Inc. Class A	1,187,247	439,982
	Royal Caribbean Cruises Ltd.	1,352,966	429,607
*	O'Reilly Automotive Inc.	4,495,376	413,979
	Hilton Worldwide Holdings Inc.	1,234,969	408,108
*	DoorDash Inc. Class A	2,052,771	378,798
	General Motors Co.	4,891,234	377,016
	Ross Stores Inc.	1,747,519	371,959
*	Airbnb Inc. Class A	2,267,200	324,436
	Ford Motor Co.	21,231,237	295,114
*	AutoZone Inc.	89,381	285,656
	eBay Inc.	2,408,508	269,151
	NIKE Inc. Class B	6,507,019	267,113
*	Carvana Co.	3,885,478	255,742
	Yum! Brands Inc.	1,495,305	239,039
*	Chipotle Mexican Grill Inc.	6,958,710	236,596
	DR Horton Inc.	1,431,116	233,100
	Garmin Ltd.	889,210	211,223
	Carnival Corp. Ltd.	6,978,651	199,380
	Tapestry Inc.	1,095,423	160,348
	Expedia Group Inc.	621,052	158,915
	Williams-Sonoma Inc.	638,681	148,877
	PulteGroup Inc.	1,033,737	141,839
	Darden Restaurants Inc.	621,154	127,964
*	Ulta Beauty Inc.	236,154	106,501
	Lennar Corp. Class A	1,164,875	105,410
*	NVR Inc.	14,640	99,748
1

Institutional Index Fund
		Shares	Market Value• ($000)
	Tractor Supply Co.	2,848,655	90,046
	Genuine Parts Co.	747,767	88,222
	Ralph Lauren Corp.	209,793	84,213
	Best Buy Co. Inc.	1,060,105	80,441
*	Deckers Outdoor Corp.	770,280	76,481
	Las Vegas Sands Corp.	1,619,782	74,818
*	Aptiv plc	1,144,733	70,264
*	Lululemon Athletica Inc.	568,795	64,945
	Hasbro Inc.	724,834	59,864
*	Norwegian Cruise Line Holdings Ltd.	2,475,079	52,249
*	MGM Resorts International	1,042,464	49,840
	Domino's Pizza Inc.	166,298	49,231
	Wynn Resorts Ltd.	452,096	43,894
			32,555,264
Consumer Staples (4.6%)
	Walmart Inc.	23,780,128	2,693,337
	Costco Wholesale Corp.	2,406,497	2,251,206
	Procter & Gamble Co.	12,630,427	1,852,126
	Coca-Cola Co.	21,002,779	1,706,896
	Philip Morris International Inc.	8,453,952	1,529,405
	PepsiCo Inc.	7,413,213	1,003,749
	Altria Group Inc.	9,057,799	651,709
	Mondelez International Inc. Class A	6,961,201	402,636
	Colgate-Palmolive Co.	4,340,504	397,937
*	Monster Beverage Corp.	3,873,379	372,309
	Target Corp.	2,463,364	321,740
	Keurig Dr Pepper Inc.	7,379,564	241,533
	Sysco Corp.	2,594,353	216,836
	Archer-Daniels-Midland Co.	2,613,449	199,668
	Kenvue Inc.	10,414,390	199,019
	Kimberly-Clark Corp.	1,800,648	197,657
	Kroger Co.	3,076,230	170,823
	Casey's General Stores Inc.	200,447	159,313
	Hershey Co.	803,975	141,057
	Dollar General Corp.	1,194,728	137,525
	Church & Dwight Co. Inc.	1,285,276	124,518
*,1	Dollar Tree Inc.	981,735	118,741
	Kraft Heinz Co.	4,631,475	109,395
	Estee Lauder Cos. Inc. Class A	1,341,561	105,916
	Constellation Brands Inc. Class A	757,198	105,319
	General Mills Inc.	2,895,024	100,747
	Tyson Foods Inc. Class A	1,530,376	87,614
	Bunge Global SA	736,819	78,641
	McCormick & Co. Inc.	1,379,798	69,569
	J M Smucker Co.	578,313	65,060
	Clorox Co.	655,781	62,588
	Hormel Foods Corp.	1,585,539	39,353
	Molson Coors Beverage Co. Class B	871,309	33,946
	Brown-Forman Corp. Class B	913,310	24,340
			15,972,228
Energy (3.0%)
	Exxon Mobil Corp.	22,483,202	3,073,903
	Chevron Corp.	10,154,837	1,683,266
	ConocoPhillips	6,608,488	687,018
	Williams Cos. Inc.	6,633,322	493,121
	Valero Energy Corp.	1,610,666	419,482
	Marathon Petroleum Corp.	1,583,594	404,878
	SLB Ltd.	8,109,276	377,000
	EOG Resources Inc.	2,889,351	374,836
	Phillips 66	2,174,862	367,660
	Kinder Morgan Inc.	10,620,962	339,552
	Targa Resources Corp.	1,164,404	312,223
	Baker Hughes Co.	5,380,974	298,644
	ONEOK Inc.	3,417,785	297,142
	Devon Energy Corp.	6,254,255	258,426
	Occidental Petroleum Corp.	3,938,800	191,308
	Diamondback Energy Inc.	1,052,046	184,929
	EQT Corp.	3,393,172	180,415
	Halliburton Co.	4,533,947	153,928
2

Institutional Index Fund
		Shares	Market Value• ($000)
	Texas Pacific Land Corp.	314,288	137,545
	Expand Energy Corp.	1,296,462	118,224
	APA Corp.	1,917,692	62,459
			10,415,959
Financials (11.6%)
*	Berkshire Hathaway Inc. Class B	9,944,408	4,976,082
	JPMorgan Chase & Co. (XYNS)	13,398,557	4,385,750
	Visa Inc. Class A (XNYS)	8,702,707	2,985,812
	Mastercard Inc. Class A	4,376,712	2,247,879
	Bank of America Corp. (XNYS)	35,414,131	2,017,897
	Goldman Sachs Group Inc. (XYNS)	1,530,430	1,547,831
	Wells Fargo & Co.	16,599,244	1,371,761
	Morgan Stanley	6,502,254	1,359,231
	Citigroup Inc. (XNYS)	8,904,984	1,246,342
	American Express Co.	2,886,886	976,489
	Charles Schwab Corp.	8,867,348	818,190
	Blackrock Inc.	783,095	752,993
	Progressive Corp.	3,169,515	692,381
	Capital One Financial Corp.	3,375,644	677,222
	S&P Global Inc.	1,644,606	669,782
	Chubb Ltd.	1,956,499	666,657
	Bank of New York Mellon Corp.	3,723,089	538,396
	PNC Financial Services Group Inc.	2,178,213	536,320
	US Bancorp	8,420,482	508,597
	Blackstone Inc.	4,029,585	474,161
	Marsh & McLennan Cos. Inc.	2,613,390	435,574
	CME Group Inc.	1,965,434	434,027
*	Robinhood Markets Inc. Class A	4,291,130	430,314
	Aon plc Class A (XNYS)	1,158,494	384,261
	Travelers Cos. Inc.	1,153,491	380,790
	Intercontinental Exchange Inc.	3,067,428	377,631
	Moody's Corp.	814,954	369,109
	KKR & Co. Inc.	3,750,231	344,196
	Truist Financial Corp.	6,758,710	336,719
	Allstate Corp.	1,396,244	332,222
	Arthur J Gallagher & Co.	1,393,510	319,908
	Apollo Global Management Inc.	2,501,841	295,993
	Aflac Inc.	2,484,949	291,360
	Fifth Third Bancorp	4,916,527	277,145
	State Street Corp.	1,501,337	254,627
	MetLife Inc.	2,932,092	248,084
	Ameriprise Financial Inc.	487,629	223,705
	MSCI Inc.	394,893	221,156
*	Block Inc. (XNYS)	2,903,297	220,651
	American International Group Inc.	2,876,227	214,365
	Interactive Brokers Group Inc. Class A	2,414,911	210,194
	Prudential Financial Inc.	1,882,458	203,174
	Hartford Insurance Group Inc.	1,486,879	197,041
	Huntington Bancshares Inc.	10,999,750	195,026
	PayPal Holdings Inc. (XNGS)	4,451,836	192,230
	Nasdaq Inc.	2,423,458	191,017
	M&T Bank Corp.	794,511	189,102
*	Arch Capital Group Ltd.	1,887,001	183,152
*	Coinbase Global Inc. Class A	1,206,564	176,388
	Northern Trust Corp.	1,003,679	174,480
	Citizens Financial Group Inc.	2,293,645	160,716
	Cincinnati Financial Corp.	838,939	155,321
*	Fiserv Inc.	2,892,765	141,890
	Raymond James Financial Inc.	926,803	140,902
	Regions Financial Corp.	4,628,444	139,779
	Synchrony Financial	1,824,635	138,763
	Cboe Global Markets Inc.	567,655	137,753
	Willis Towers Watson plc	512,115	133,851
	T Rowe Price Group Inc.	1,161,924	132,099
	Ares Management Corp. Class A	1,144,031	127,342
*	Corpay Inc.	354,416	118,116
	KeyCorp	4,997,467	115,192
	Principal Financial Group Inc.	1,065,910	114,884
	W R Berkley Corp.	1,593,815	112,412
3

Institutional Index Fund
		Shares	Market Value• ($000)
	Fidelity National Information Services Inc.	2,796,663	108,734
	Loews Corp.	915,778	103,675
	Brown & Brown Inc.	1,579,424	101,320
	Global Payments Inc. (XNYS)	1,123,159	81,496
	Everest Group Ltd.	214,941	76,783
	Globe Life Inc.	421,583	75,328
	Assurant Inc.	268,973	72,227
	Invesco Ltd.	2,406,085	63,497
	Franklin Resources Inc.	1,664,130	55,366
	Jack Henry & Associates Inc.	385,797	53,140
	FactSet Research Systems Inc.	197,825	45,516
	Erie Indemnity Co. Class A	137,831	33,045
			40,492,561
Health Care (8.9%)
	Eli Lilly & Co.	4,290,917	5,146,655
	Johnson & Johnson	13,057,301	3,316,163
	AbbVie Inc.	9,583,533	2,411,600
	UnitedHealth Group Inc.	4,926,003	2,047,395
	Merck & Co. Inc.	13,396,974	1,721,511
	Amgen Inc.	2,927,534	1,060,119
	Thermo Fisher Scientific Inc.	2,015,716	1,010,599
	Abbott Laboratories	9,448,083	857,319
	Gilead Sciences Inc.	6,734,646	850,855
*	Intuitive Surgical Inc.	1,921,100	763,983
	Pfizer Inc.	30,916,265	744,464
	CVS Health Corp.	6,920,928	715,970
*	Vertex Pharmaceuticals Inc.	1,376,727	683,862
	Danaher Corp.	3,416,725	650,818
	Bristol-Myers Squibb Co.	11,076,950	638,254
[1]	Stryker Corp.	1,871,554	589,240
	Medtronic plc	6,964,343	544,821
	McKesson Corp.	652,005	492,655
	Elevance Health Inc. (XNYS)	1,167,403	451,470
	Cigna Group	1,434,906	395,575
*	Boston Scientific Corp.	8,062,488	344,107
	Regeneron Pharmaceuticals Inc.	542,025	337,974
	HCA Healthcare Inc.	842,315	328,410
	Cardinal Health Inc.	1,270,359	301,786
	Cencora Inc.	1,055,160	298,589
*	Edwards Lifesciences Corp.	3,123,438	282,546
	Humana Inc.	651,257	258,692
	Becton Dickinson & Co.	1,494,790	226,207
*	IDEXX Laboratories Inc.	427,923	225,276
	Agilent Technologies Inc.	1,532,918	203,617
*	Waters Corp.	532,576	199,737
*	IQVIA Holdings Inc.	905,300	174,922
*	Biogen Inc.	800,872	173,036
	Zoetis Inc.	2,274,222	163,426
*	Centene Corp.	2,543,161	163,245
	GE HealthCare Technologies Inc.	2,466,657	157,891
	ResMed Inc.	786,825	153,336
*	Veeva Systems Inc. Class A	814,431	144,537
*	Dexcom Inc.	2,094,450	141,061
*	Mettler-Toledo International Inc.	109,595	140,009
	West Pharmaceutical Services Inc.	383,058	137,518
*	Moderna Inc.	1,914,672	134,084
	Quest Diagnostics Inc.	600,493	127,274
	Labcorp Holdings Inc.	444,856	124,560
	STERIS plc	532,179	112,061
*	Incyte Corp.	909,684	103,122
	Viatris Inc.	6,314,643	100,277
	Zimmer Biomet Holdings Inc.	1,048,733	90,285
*	Cooper Cos. Inc.	1,053,460	75,544
	Revvity Inc.	606,250	67,451
*	Solventum Corp.	798,882	61,634
*	Align Technology Inc.	361,449	60,962
	Bio-Techne Corp.	849,484	60,016
	Baxter International Inc.	2,800,764	59,712
*	Charles River Laboratories International Inc.	261,696	59,350
4

Institutional Index Fund
		Shares	Market Value• ($000)
*	Insulet Corp.	376,235	57,282
*	Henry Schein Inc.	526,618	43,983
	Universal Health Services Inc. Class B	289,705	43,076
*	DaVita Inc.	174,387	38,798
*,2	Hologic Inc. CVR	1,254,403	13
			31,068,734
Industrials (8.9%)
	Caterpillar Inc. (XNYS)	2,498,364	2,660,508
	General Electric Co.	5,659,319	2,115,057
	GE Vernova Inc.	1,457,597	1,712,472
	RTX Corp.	7,304,686	1,385,918
*	Boeing Co.	4,275,964	925,618
	Eaton Corp. plc	2,106,212	897,499
	Union Pacific Corp.	3,220,499	875,976
	Deere & Co.	1,362,565	864,316
*	Uber Technologies Inc.	11,041,754	796,773
	Vertiv Holdings Co. Class A	2,083,495	697,596
	Parker-Hannifin Corp.	683,935	668,970
	Trane Technologies plc	1,199,018	588,910
	Quanta Services Inc.	813,962	586,085
	Howmet Aerospace Inc.	2,170,306	583,508
	Lockheed Martin Corp.	1,100,543	560,683
	Cummins Inc.	748,502	533,839
	General Dynamics Corp.	1,376,798	487,717
	Automatic Data Processing Inc.	2,168,290	485,589
	Johnson Controls International plc	3,309,291	483,521
	CSX Corp.	10,079,548	479,081
	3M Co.	2,829,260	458,085
	Waste Management Inc.	2,003,976	446,646
	United Parcel Service Inc. Class B (XNYS)	4,050,218	435,398
	Emerson Electric Co.	3,038,145	434,910
	TransDigm Group Inc.	303,410	404,154
	United Rentals Inc.	339,816	384,974
	Honeywell International Inc.	1,718,599	384,794
	Illinois Tool Works Inc.	1,420,180	384,116
	Norfolk Southern Corp.	1,218,330	383,274
*	Honeywell Aerospace Inc.	1,718,599	379,948
	Comfort Systems USA Inc.	190,631	377,821
	FedEx Corp.	1,190,929	372,916
	Northrop Grumman Corp.	724,185	368,835
	PACCAR Inc.	2,854,828	342,922
	Delta Air Lines Inc.	3,544,882	332,014
	WW Grainger Inc.	235,608	320,521
	Cintas Corp.	1,844,285	313,676
	Carrier Global Corp.	4,234,970	310,635
	AMETEK Inc.	1,243,213	300,783
	Fastenal Co.	6,227,123	299,089
[1]	Rockwell Automation Inc.	603,589	298,825
	L3Harris Technologies Inc.	1,010,535	293,651
	Westinghouse Air Brake Technologies Corp.	920,479	248,161
*	Axon Enterprise Inc.	437,214	245,107
*	United Airlines Holdings Inc.	1,760,342	239,389
	Republic Services Inc.	1,084,779	231,145
	Old Dominion Freight Line Inc.	992,778	215,036
	EMCOR Group Inc.	241,074	200,062
	Paychex Inc.	1,749,627	172,041
	Dover Corp.	729,778	163,675
	Ingersoll Rand Inc. (XYNS)	1,931,986	158,404
	Xylem Inc.	1,289,366	152,416
	Hubbell Inc.	286,609	149,954
	Otis Worldwide Corp.	2,081,570	149,040
	Southwest Airlines Co.	2,651,813	136,356
*	Copart Inc.	4,807,680	135,528
	Verisk Analytics Inc.	710,512	127,558
	CH Robinson Worldwide Inc.	639,009	120,351
	Veralto Corp.	1,331,994	118,121
	JB Hunt Transport Services Inc.	404,007	116,932
	Expeditors International of Washington Inc.	709,120	115,572
	Snap-on Inc.	280,450	112,853
5

Institutional Index Fund
		Shares	Market Value• ($000)
	Equifax Inc.	645,577	102,466
	Fortive Corp.	1,652,422	100,946
	Lennox International Inc.	171,628	98,334
*	Generac Holdings Inc.	319,556	93,569
	IDEX Corp.	402,083	91,253
	Masco Corp.	1,095,342	89,128
*	Fedex Freight Holding Co. Inc.	589,319	88,987
	Nordson Corp.	287,363	86,695
	Textron Inc.	943,527	86,550
	Broadridge Financial Solutions Inc.	626,928	85,858
	Jacobs Solutions Inc.	639,365	80,560
	Stanley Black & Decker Inc.	844,231	79,459
	Leidos Holdings Inc.	683,342	70,364
	Pentair plc	878,294	67,330
	Rollins Inc.	1,593,073	66,495
[1]	Allegion plc	466,255	65,504
	Huntington Ingalls Industries Inc.	213,487	59,753
*	Builders FirstSource Inc.	584,432	52,295
	A O Smith Corp.	607,730	38,117
			31,228,987
Information Technology (38.0%)
	NVIDIA Corp.	131,378,252	26,287,474
	Apple Inc.	79,667,966	23,052,723
	Microsoft Corp.	40,293,730	15,030,367
	Broadcom Inc.	25,682,051	9,701,395
	Micron Technology Inc.	6,117,117	7,060,927
*	Advanced Micro Devices Inc.	8,844,799	5,138,032
*	Intel Corp.	25,626,567	3,578,238
	Applied Materials Inc.	4,304,761	3,112,342
	Lam Research Corp.	6,783,452	2,939,473
	Cisco Systems Inc.	21,425,503	2,516,640
	KLA Corp.	7,085,642	2,137,809
*	Sandisk Corp.	803,279	1,826,440
*	Palo Alto Networks Inc.	4,399,097	1,500,180
	Texas Instruments Inc.	4,936,610	1,471,455
*	Palantir Technologies Inc. Class A	12,454,556	1,453,073
	International Business Machines Corp.	5,098,209	1,433,667
	Marvell Technology Inc.	4,749,233	1,414,749
	Oracle Corp.	9,204,278	1,348,887
	Western Digital Corp.	1,869,655	1,194,186
	Amphenol Corp. Class A	6,673,116	1,176,604
	Seagate Technology Holdings plc	1,216,286	1,173,716
	Corning Inc.	4,248,170	1,085,110
	QUALCOMM Inc.	5,717,197	1,056,481
*	Crowdstrike Holdings Inc. Class A	1,380,683	1,053,654
	Analog Devices Inc.	2,648,179	1,051,777
*	Arista Networks Inc.	5,600,954	951,490
*	AppLovin Corp. Class A	1,459,379	751,916
	Salesforce Inc.	4,437,429	695,168
	Dell Technologies Inc. Class C	1,569,146	677,024
*	Cadence Design Systems Inc.	1,496,146	561,534
*	ServiceNow Inc.	5,594,140	555,386
*	Fortinet Inc.	3,378,020	518,931
*	Datadog Inc. Class A	1,794,512	467,219
*	Synopsys Inc.	1,039,111	463,516
*	Adobe Inc.	2,192,558	449,518
*	Coherent Corp.	1,061,203	418,613
	Accenture plc Class A	3,330,224	414,413
	Teradyne Inc.	849,149	410,852
	Intuit Inc.	1,500,099	391,526
	NXP Semiconductors NV	1,369,427	384,850
*	Ciena Corp.	767,027	376,273
	Motorola Solutions Inc.	900,539	373,985
	Monolithic Power Systems Inc.	266,508	368,410
*	Lumentum Holdings Inc.	422,018	362,117
*	Keysight Technologies Inc.	930,319	325,677
	Hewlett Packard Enterprise Co.	7,197,459	324,677
*	Flex Ltd.	1,994,395	323,232
	TE Connectivity plc	1,583,374	319,224
6

Institutional Index Fund
		Shares	Market Value• ($000)
	Microchip Technology Inc.	2,936,555	267,814
*	Autodesk Inc.	1,145,408	222,690
	Jabil Inc.	572,557	220,709
*	ON Semiconductor Corp.	2,125,902	200,983
	Roper Technologies Inc.	547,458	185,254
	Qnity Electronics Inc.	1,134,358	185,252
*	Teledyne Technologies Inc.	251,304	167,595
	NetApp Inc. (XNGS)	1,070,568	165,681
*	Fair Isaac Corp.	125,786	150,287
*	First Solar Inc.	582,876	137,535
*	Workday Inc. Class A	1,104,853	135,256
*	F5 Inc.	305,253	126,973
	VeriSign Inc.	444,045	111,704
	HP Inc.	4,957,221	108,761
	Cognizant Technology Solutions Corp. Class A	2,569,040	99,499
	CDW Corp.	692,362	97,374
*	Akamai Technologies Inc.	788,277	93,182
*	Super Micro Computer Inc. (XNGS)	3,056,394	89,644
	Gen Digital Inc. (XNGS)	2,991,327	74,454
*	PTC Inc.	625,897	71,108
*	Zebra Technologies Corp. Class A	258,778	68,126
*	Tyler Technologies Inc.	229,119	67,008
*	Trimble Inc.	1,263,478	64,665
*	GoDaddy Inc. Class A	719,446	61,067
	Skyworks Solutions Inc.	815,245	55,274
*	Gartner Inc.	363,690	47,141
			132,955,986
Materials (1.8%)
	Linde plc	2,507,881	1,301,440
	Newmont Corp. (XNYS)	5,790,629	540,845
	Freeport-McMoRan Inc.	7,797,797	490,403
	Sherwin-Williams Co.	1,244,233	428,414
	CRH plc	3,624,554	387,827
	Ecolab Inc.	1,374,034	382,820
	Air Products & Chemicals Inc.	1,207,938	354,143
	Corteva Inc.	3,628,046	307,259
	Nucor Corp.	1,235,318	275,167
	Vulcan Materials Co.	703,836	207,639
	Martin Marietta Materials Inc.	325,720	187,843
	Steel Dynamics Inc.	735,313	168,725
	PPG Industries Inc.	1,209,297	146,676
	Smurfit Westrock plc	2,844,562	131,589
	Packaging Corp. of America	480,272	114,439
	International Flavors & Fragrances Inc.	1,383,334	109,588
	International Paper Co.	2,870,839	109,379
	Amcor plc	2,509,217	108,774
	Dow Inc.	3,905,797	106,863
	DuPont de Nemours Inc.	741,483	100,575
	CF Industries Holdings Inc.	834,101	90,300
	Ball Corp.	1,443,614	90,081
	Albemarle Corp.	639,754	86,386
	LyondellBasell Industries NV Class A	1,401,717	73,800
	Avery Dennison Corp.	414,892	67,358
	Mosaic Co.	1,725,540	36,564
			6,404,897
Real Estate (1.8%)
	Welltower Inc.	3,829,036	869,076
	Prologis Inc.	5,057,445	685,132
	Equinix Inc.	534,969	557,646
	American Tower Corp.	2,527,185	413,372
	Simon Property Group Inc.	1,759,173	393,439
	Digital Realty Trust Inc.	1,791,889	321,787
	Realty Income Corp.	5,058,774	313,442
	Public Storage	857,076	272,816
	Ventas Inc.	2,637,237	234,187
*	CBRE Group Inc. Class A	1,588,456	213,949
	Iron Mountain Inc.	1,613,998	203,864
	Crown Castle Inc.	2,367,570	179,296
	Extra Space Storage Inc.	1,146,147	166,535
7

Institutional Index Fund
		Shares	Market Value• ($000)
	VICI Properties Inc. (XNYS)	5,435,314	144,308
	AvalonBay Communities Inc.	753,528	142,183
	Equity Residential	1,848,875	125,594
	SBA Communications Corp.	574,904	101,448
	Essex Property Trust Inc.	347,688	101,382
	Weyerhaeuser Co.	3,912,942	93,676
	Kimco Realty Corp.	3,662,242	92,838
	Invitation Homes Inc.	2,968,592	89,681
	Mid-America Apartment Communities Inc.	630,207	87,561
[1]	Host Hotels & Resorts Inc.	3,447,168	81,732
	Healthpeak Properties Inc.	3,740,794	80,053
	Regency Centers Corp.	895,912	71,440
	UDR Inc.	1,606,096	64,115
*	CoStar Group Inc.	2,218,201	62,819
	Camden Property Trust	546,006	62,512
[1]	BXP Inc.	801,818	53,169
	Federal Realty Investment Trust	426,430	52,639
	Alexandria Real Estate Equities Inc.	849,530	44,898
			6,376,589
Utilities (2.2%)
	NextEra Energy Inc.	11,311,366	992,799
	Southern Co.	6,114,623	585,231
	Duke Energy Corp.	4,228,579	535,254
	Constellation Energy Corp.	1,734,038	430,683
	American Electric Power Co. Inc.	2,951,445	403,787
	Sempra	3,546,070	328,756
	Dominion Energy Inc.	4,770,405	325,771
	Entergy Corp.	2,483,876	285,298
	Vistra Corp.	1,719,279	272,729
	Xcel Energy Inc.	3,386,525	271,938
	Exelon Corp.	5,548,066	258,651
	Consolidated Edison Inc.	1,999,015	221,151
	Public Service Enterprise Group Inc.	2,702,973	219,373
	WEC Energy Group Inc.	1,767,374	206,376
	PG&E Corp.	11,946,140	200,934
	DTE Energy Co.	1,128,611	171,966
	Ameren Corp.	1,501,792	169,763
	NRG Energy Inc.	1,144,536	167,171
	CenterPoint Energy Inc.	3,548,417	156,272
	Atmos Energy Corp.	904,667	155,847
	Edison International	2,084,149	155,165
	PPL Corp.	4,080,209	148,316
	Eversource Energy	2,040,348	147,456
	American Water Works Co. Inc.	1,059,137	139,361
[1]	FirstEnergy Corp.	2,824,379	134,271
	CMS Energy Corp.	1,676,784	128,274
	NiSource Inc.	2,600,078	123,634
	Evergy Inc.	1,251,480	108,165
	Alliant Energy Corp.	1,399,657	106,780
	Pinnacle West Capital Corp.	657,578	70,361
	AES Corp.	3,869,203	56,722
			7,678,255
Total Common Stocks (Cost $81,618,259)			348,999,481
8

Institutional Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 3.682% (Cost $1,024,932)	10,250,384	1,024,936
Total Investments (100.1%) (Cost $82,643,191)			350,024,417
Other Assets and Liabilities—Net (-0.1%)			(298,339)
Net Assets (100%)			349,726,078
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $52,051.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $54,144 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	141	53,215	477

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/31/2027	BANA	107,858	(4.442)	—	(3,766)
Elevance Health Inc.	8/31/2026	BANA	7,016	(3.620)	—	(11)
Elevance Health Inc.	1/29/2027	JPMC	12,745	(4.320)	—	(592)
Global Payments Inc.	8/31/2026	BANA	9,555	(4.392)	611	—
Goldman Sachs Group Inc.	8/31/2027	BANA	127,916	(4.434)	—	(6,497)
JPMorgan Chase & Co.	8/31/2027	BANA	380,602	(4.436)	—	(9,082)
PayPal Holdings Inc.	8/31/2026	BANA	14,134	(4.331)	258	—
Raymond James Financial Inc.	2/1/2027	CITNA	4,250	(4.120)	—	(129)
VICI Properties Inc.	8/31/2026	BANA	13,119	(4.335)	269	—
Visa Inc. Class A	8/31/2026	BANA	99,156	(3.610)	3,721	—
					4,859	(20,077)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Institutional Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $81,618,259)	348,999,481
Affiliated Issuers (Cost $1,024,932)	1,024,936
Total Investments in Securities	350,024,417
Investment in Vanguard	7,593
Cash	3,808
Cash Collateral Pledged—Futures Contracts	14,045
Cash Collateral Pledged—Over-the-Counter Swap Contracts	9,265
Receivables for Investment Securities Sold	285,318
Receivables for Accrued Income	160,229
Receivables for Capital Shares Issued	239,573
Variation Margin Receivable—Futures Contracts	2,252
Unrealized Appreciation—Over-the-Counter Swap Contracts	4,859
Total Assets	350,751,359
Liabilities
Payables for Investment Securities Purchased	125,993
Collateral for Securities on Loan	54,144
Payables for Capital Shares Redeemed	821,404
Payables to Vanguard	3,663
Unrealized Depreciation—Over-the-Counter Swap Contracts	20,077
Total Liabilities	1,025,281
Net Assets	349,726,078
1 Includes $52,051 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	68,002,113
Total Distributable Earnings (Loss)	281,723,965
Net Assets	349,726,078

Institutional Shares—Net Assets
Applicable to 218,282,547 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	131,018,009
Net Asset Value Per Share—Institutional Shares	$600.22

Institutional Plus Shares—Net Assets
Applicable to 364,387,734 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	218,708,069
Net Asset Value Per Share—Institutional Plus Shares	$600.21

See accompanying Notes, which are an integral part of the Financial Statements.
10

Institutional Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	1,980,864
Interest[2]	14,868
Securities Lending—Net	12
Total Income	1,995,744
Expenses
The Vanguard Group—Note C
Investment Advisory Services	3,646
Management and Administrative—Institutional Shares	18,658
Management and Administrative—Institutional Plus Shares	14,556
Marketing and Distribution—Institutional Shares	1,591
Marketing and Distribution—Institutional Plus Shares	3,197
Custodian Fees	667
Shareholders’ Reports—Institutional Shares	143
Shareholders’ Reports—Institutional Plus Shares	369
Trustees’ Fees and Expenses	81
Other Expenses	18
Total Expenses	42,926
Net Investment Income	1,952,818
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	14,409,309
Futures Contracts	63,843
Swap Contracts	8,342
Realized Net Gain (Loss)	14,481,494
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	16,705,703
Futures Contracts	4,021
Swap Contracts	(13,442)
Change in Unrealized Appreciation (Depreciation)	16,696,282
Net Increase (Decrease) in Net Assets Resulting from Operations	33,130,594

1	Dividends are net of foreign withholding taxes of $425.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,426, ($44), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $9,789,586 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Institutional Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,952,818	3,918,758
Realized Net Gain (Loss)	14,481,494	23,909,764
Change in Unrealized Appreciation (Depreciation)	16,696,282	25,248,962
Net Increase (Decrease) in Net Assets Resulting from Operations	33,130,594	53,077,484
Distributions
Institutional Shares	(1,619,724)	(2,752,189)
Institutional Plus Shares	(2,720,841)	(4,414,540)
Total Distributions	(4,340,565)	(7,166,729)
Capital Share Transactions
Institutional Shares	(6,656,224)	(16,380,179)
Institutional Plus Shares	(7,084,762)	(9,751,640)
Net Increase (Decrease) from Capital Share Transactions	(13,740,986)	(26,131,819)
Total Increase (Decrease)	15,049,043	19,778,936
Net Assets
Beginning of Period	334,677,035	314,898,099
End of Period	349,726,078	334,677,035

See accompanying Notes, which are an integral part of the Financial Statements.
12

Institutional Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$552.08	$478.90	$393.48	$321.63	$405.79	$331.47
Investment Operations
Net Investment Income[1]	3.247	6.170	5.956	5.793	5.515	5.048
Net Realized and Unrealized Gain (Loss) on Investments	52.165	78.587	91.814	77.739	(78.817)	88.637
Total from Investment Operations	55.412	84.757	97.770	83.532	(73.302)	93.685
Distributions
Dividends from Net Investment Income	(3.383)	(6.243)	(6.062)	(5.801)	(5.584)	(5.199)
Distributions from Realized Capital Gains	(3.889)	(5.334)	(6.288)	(5.881)	(5.274)	(14.166)
Total Distributions	(7.272)	(11.577)	(12.350)	(11.682)	(10.858)	(19.365)
Net Asset Value, End of Period	$600.22	$552.08	$478.90	$393.48	$321.63	$405.79
Total Return	10.19%	17.84%	24.97%	26.24%	-18.14%	28.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$131,018	$126,866	$125,535	$112,347	$96,179	$128,441
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.035%[2]	0.035%[2]	0.035%[2]	0.035%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.22%	1.33%	1.62%	1.58%	1.35%
Portfolio Turnover Rate[3]	1%	4%	4%	3%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Institutional Index Fund
Financial Highlights

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$552.07	$478.88	$393.47	$321.62	$405.80	$331.48
Investment Operations
Net Investment Income[1]	3.288	6.247	6.032	5.844	5.563	5.117
Net Realized and Unrealized Gain (Loss) on Investments	52.167	78.596	91.797	77.742	(78.832)	88.627
Total from Investment Operations	55.455	84.843	97.829	83.586	(73.269)	93.744
Distributions
Dividends from Net Investment Income	(3.426)	(6.319)	(6.131)	(5.855)	(5.637)	(5.256)
Distributions from Realized Capital Gains	(3.889)	(5.334)	(6.288)	(5.881)	(5.274)	(14.168)
Total Distributions	(7.315)	(11.653)	(12.419)	(11.736)	(10.911)	(19.424)
Net Asset Value, End of Period	$600.21	$552.07	$478.88	$393.47	$321.62	$405.80
Total Return	10.20%	17.86%	24.99%	26.26%	-18.13%	28.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$218,708	$207,811	$189,364	$153,068	$129,299	$176,415
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%[2]	0.02%[2]	0.02%[2]	0.02%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.24%	1.35%	1.63%	1.60%	1.37%
Portfolio Turnover Rate[3]	1%	4%	4%	3%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Institutional Index Fund
Notes to Financial Statements
Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
15

Institutional Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $7,593,000, representing less than 0.01% of the fund’s net assets and 3.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
16

Institutional Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	348,999,468	—	13	348,999,481
Temporary Cash Investments	1,024,936	—	—	1,024,936
Total	350,024,404	—	13	350,024,417

Derivative Financial Instruments
Assets
Futures Contracts[1]	477	—	—	477
Swap Contracts	—	4,859	—	4,859
Total	477	4,859	—	5,336
Liabilities
Swap Contracts	—	(20,077)	—	(20,077)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	82,748,969
Gross Unrealized Appreciation	271,946,150
Gross Unrealized Depreciation	(4,670,225)
Net Unrealized Appreciation (Depreciation)	267,275,925
F.
During the six months ended June 30, 2026, the fund purchased $5,022,266,000 of investment securities and sold $9,128,177,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $12,220,905,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $208,552,000 and sales were $176,046,000, resulting in net realized loss of $89,928,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	6,670,719	11,825	12,022,619	24,036
Issued in Lieu of Cash Distributions	1,401,290	2,596	2,500,476	4,766
Redeemed	(14,728,233)	(25,934)	(30,903,274)	(61,140)
Net Increase (Decrease)—Institutional Shares	(6,656,224)	(11,513)	(16,380,179)	(32,338)
Institutional Plus Shares
Issued	14,132,119	24,679	31,148,480	61,953
Issued in Lieu of Cash Distributions	2,643,010	4,905	4,277,235	8,143
Redeemed	(23,859,891)	(41,618)	(45,177,355)	(89,101)
Net Increase (Decrease)—Institutional Plus Shares	(7,084,762)	(12,034)	(9,751,640)	(19,005)
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
17

Institutional Index Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q942 082026
18

Financial Statements
For the six-months ended June 30, 2026
Vanguard Morningstar Institutional Total Stock Market Index Fund
(formerly Vanguard Institutional Total Stock Market Index Fund)

Contents
Financial Statements	1

Morningstar Institutional Total Stock Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.6%)
	Linde plc	221,422	114,905
	Newmont Corp. (XNYS)	510,979	47,725
	Freeport-McMoRan Inc.	687,951	43,265
	Ecolab Inc.	121,236	33,778
	Air Products & Chemicals Inc.	106,643	31,266
	Fastenal Co.	549,090	26,373
	Nucor Corp.	108,896	24,257
	Steel Dynamics Inc.	65,435	15,015
	Carpenter Technology Corp.	22,579	13,928
*	RBC Bearings Inc.	15,104	9,728
	International Paper Co.	252,540	9,622
	International Flavors & Fragrances Inc.	116,104	9,198
	Reliance Inc.	24,465	9,140
	Royal Gold Inc.	40,651	8,114
	CF Industries Holdings Inc.	73,756	7,985
	Albemarle Corp.	56,551	7,636
	Coeur Mining Inc.	445,647	7,273
	Solstice Advanced Materials Inc.	76,125	6,745
	Alcoa Corp.	125,936	6,566
	Mueller Industries Inc.	53,076	6,525
	LyondellBasell Industries NV Class A	123,676	6,512
	Avery Dennison Corp.	36,725	5,962
	Element Solutions Inc.	110,647	5,283
	Hecla Mining Co.	322,671	4,979
	Timken Co.	29,864	4,340
*	MP Materials Corp.	76,327	4,275
	Eastman Chemical Co.	54,860	3,675
	Hexcel Corp.	36,004	3,603
	Commercial Metals Co.	52,810	3,314
	Mosaic Co.	152,018	3,221
	Materion Corp.	10,034	2,984
	NewMarket Corp.	3,736	2,956
	Balchem Corp.	15,349	2,593
*	Cleveland-Cliffs Inc.	271,044	2,545
	Sensient Technologies Corp.	20,274	2,500
*	Perimeter Solutions Inc.	69,574	2,480
*	Uranium Energy Corp.	232,072	2,474
	Celanese Corp.	52,574	2,418
	UFP Industries Inc.	26,579	2,412
	Cabot Corp.	24,498	2,225
*	USA Rare Earth Inc.	91,358	1,971
*,1	Energy Fuels Inc.	113,063	1,639
	Avient Corp.	43,925	1,623
*	Century Aluminum Co.	33,708	1,551
	Chemours Co.	72,387	1,485
	Scotts Miracle-Gro Co.	21,122	1,439
	Kaiser Aluminum Corp.	7,348	1,437
	Ashland Inc.	21,567	1,421
	Hawkins Inc.	9,112	1,295
*	Ingevity Corp.	16,414	1,226
	Minerals Technologies Inc.	15,155	1,121
	Westlake Corp.	15,048	1,098
	Olin Corp.	53,872	1,068
	Quaker Chemical Corp.	6,469	1,028
	Innospec Inc.	12,014	978
	Huntsman Corp.	78,077	829
	FMC Corp.	60,861	700
*	NWPX Infrastructure Inc.	4,371	655
*	Compass Minerals International Inc.	20,539	639
*	Ecovyst Inc.	50,496	629

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Worthington Steel Inc.	18,417	618
	Stepan Co.	10,544	588
*	Ivanhoe Electric Inc.	61,142	588
	Sylvamo Corp.	15,323	579
*	i-80 Gold Corp.	384,244	553
*	Hycroft Mining Holding Corp. Class A	22,834	534
	Ryerson Holding Corp.	20,469	504
*,1	US Antimony Corp.	59,106	429
	Koppers Holdings Inc.	8,863	398
	Tronox Holdings plc	59,383	374
*	ASP Isotopes Inc.	56,938	354
*	Metallus Inc.	18,083	338
*	LSB Industries Inc.	26,690	289
*	Rayonier Advanced Materials Inc.	32,703	257
*	Idaho Strategic Resources Inc.	7,723	253
	AdvanSix Inc.	12,617	251
*	Ur-Energy Inc.	179,872	245
*	Contango Silver & Gold Inc.	15,517	245
*	Dakota Gold Corp.	53,846	229
	Mativ Holdings Inc.	28,931	219
*	Magnera Corp.	18,003	212
*	Alto Ingredients Inc.	36,043	205
*	American Battery Technology Co.	66,522	188
*	Intrepid Potash Inc.	5,156	169
*	Comstock Inc.	39,049	162
*	Encore Energy Corp.	114,449	150
*	Clearwater Paper Corp.	7,167	112
*	Tredegar Corp.	12,894	103
*	Gold Resource Corp.	76,570	96
	Friedman Industries Inc.	2,661	86
*	US Gold Corp.	5,405	83
*	Perma-Pipe International Holdings Inc.	2,910	79
	Omega Flex Inc.	2,473	78
*	Ampco-Pittsburgh Corp.	8,333	72
*	Ascent Industries Co.	4,767	72
*	Elmet Group Co.	3,445	68
*	GrafTech International Ltd.	10,499	62
	Northern Technologies International Corp.	6,211	53
*	Flexible Solutions International Inc.	7,924	53
*	CPS Technologies Corp.	8,850	49
*	Westwater Resources Inc.	95,238	48
*	American Vanguard Corp.	16,868	47
*	Solitario Resources Corp.	62,985	47
*	Paramount Gold Nevada Corp.	37,711	43
*	Unifi Inc.	8,861	42
*	Sunshine Silver Mining & Refining Co.	1,693	22
*	Solesence Inc.	8,543	6
*	Rare Earths Americas Inc.	336	5
			543,884
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	4,633,169	1,104,270
*	Tesla Inc.	1,348,010	566,973
	Walmart Inc.	2,098,156	237,637
	Costco Wholesale Corp.	212,271	198,573
	Home Depot Inc.	477,132	168,275
*	Netflix Inc.	2,015,071	143,876
	McDonald's Corp.	340,025	91,912
	TJX Cos. Inc.	528,630	80,087
	Walt Disney Co.	830,635	79,949
*	Uber Technologies Inc.	973,818	70,271
	Booking Holdings Inc.	370,673	66,069
	Lowe's Cos. Inc.	268,177	59,130
	Starbucks Corp.	545,471	55,742
	Marriott International Inc. Class A	101,008	37,433
	Royal Caribbean Cruises Ltd.	115,492	36,672
*	O'Reilly Automotive Inc.	396,357	36,501
	Hilton Worldwide Holdings Inc.	109,037	36,032
	General Motors Co.	431,815	33,284
	Ross Stores Inc.	154,217	32,825

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Warner Bros Discovery Inc.	1,140,920	30,417
	Target Corp.	217,172	28,365
	Delta Air Lines Inc.	298,862	27,991
*	Airbnb Inc. Class A	189,707	27,147
	Ford Motor Co.	1,871,914	26,020
*	AutoZone Inc.	7,896	25,235
	Electronic Arts Inc.	120,020	24,609
	eBay Inc.	212,249	23,719
	NIKE Inc. Class B	573,558	23,545
*	Carvana Co.	325,578	21,430
*	United Airlines Holdings Inc.	155,192	21,105
	Yum! Brands Inc.	131,952	21,094
*	Take-Two Interactive Software Inc.	84,300	21,073
*	Chipotle Mexican Grill Inc.	613,372	20,855
	DR Horton Inc.	122,076	19,884
	Garmin Ltd.	78,508	18,649
	Carnival Corp. Ltd.	596,143	17,032
*	Roblox Corp. Class A	304,731	16,571
*	Live Nation Entertainment Inc.	78,951	14,457
	Tapestry Inc.	96,645	14,147
	Expedia Group Inc.	54,622	13,977
	Williams-Sonoma Inc.	56,181	13,096
	PulteGroup Inc.	91,431	12,545
	Dollar General Corp.	105,413	12,134
	Southwest Airlines Co.	234,258	12,046
*	Copart Inc.	414,596	11,687
	Darden Restaurants Inc.	54,797	11,289
*	Dollar Tree Inc.	87,411	10,572
	RB Global Inc. (XTSE)	89,187	10,386
*	Liberty Media Corp.-Liberty Formula One Class C	105,926	10,078
	Omnicom Group Inc.	136,492	9,941
*	Burlington Stores Inc.	30,066	9,525
*	Ulta Beauty Inc.	20,778	9,370
	Estee Lauder Cos. Inc. Class A	118,507	9,356
*	NVR Inc.	1,217	8,292
	Tractor Supply Co.	250,598	7,921
	Lennar Corp. Class A	86,995	7,872
	Genuine Parts Co.	65,699	7,751
	Somnigroup International Inc.	95,925	7,521
	Toll Brothers Inc.	45,314	7,465
*	Rivian Automotive Inc. Class A	421,776	7,318
	Best Buy Co. Inc.	95,439	7,242
	Aramark	125,591	7,146
	Ralph Lauren Corp.	17,164	6,890
*	Flutter Entertainment plc	66,752	6,820
	Dick's Sporting Goods Inc.	29,955	6,794
	Las Vegas Sands Corp.	143,040	6,607
*	Deckers Outdoor Corp.	66,008	6,554
	BorgWarner Inc. (XNYS)	98,124	6,515
	Rollins Inc.	149,372	6,235
*	Aptiv plc	100,738	6,183
	Texas Roadhouse Inc.	31,551	6,097
	TKO Group Holdings Inc.	28,633	5,764
*	Lululemon Athletica Inc.	50,246	5,737
*	American Airlines Group Inc.	316,704	5,723
*	DraftKings Inc. Class A	225,752	5,702
	Hasbro Inc.	67,795	5,599
*	BJ's Wholesale Club Holdings Inc.	61,213	5,339
	News Corp. Class A	212,719	5,282
	Service Corp. International	63,185	4,800
*	Five Below Inc.	26,565	4,776
*	Dutch Bros Inc. Class A	65,888	4,731
	Domino's Pizza Inc.	15,860	4,695
*	Norwegian Cruise Line Holdings Ltd.	220,135	4,647
*	Wayfair Inc. Class A	49,538	4,578
	New York Times Co. Class A	65,354	4,573
	Fox Corp. Class A	83,633	4,362
	Murphy USA Inc.	8,003	4,313
*	GameStop Corp. Class A	192,300	4,246
*	MGM Resorts International	85,497	4,088

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Trade Desk Inc. Class A	205,796	3,721
*	Cava Group Inc.	47,383	3,719
	Hyatt Hotels Corp. Class A	18,626	3,610
*	CarMax Inc.	67,793	3,586
	Pool Corp.	16,367	3,517
*	Brinker International Inc.	20,674	3,473
*	Madison Square Garden Sports Corp.	8,411	3,380
	Wynn Resorts Ltd.	34,553	3,355
*	Etsy Inc.	43,160	3,251
	LKQ Corp.	122,721	3,231
	Lear Corp.	24,075	3,227
*	Victoria's Secret & Co.	38,196	3,189
	Lithia Motors Inc.	10,950	3,181
	VF Corp.	187,880	3,134
*	Taylor Morrison Home Corp.	42,715	3,064
*	Floor & Decor Holdings Inc. Class A	51,343	3,048
	Fox Corp. Class B	61,026	2,858
*	AutoNation Inc.	15,267	2,836
	Churchill Downs Inc.	31,625	2,835
	Wyndham Hotels & Resorts Inc.	33,510	2,822
*	Caesars Entertainment Inc.	93,065	2,809
*	Alaska Air Group Inc.	53,678	2,802
*	Life Time Group Holdings Inc.	68,527	2,799
*	Crocs Inc.	22,469	2,711
	Macy's Inc.	114,909	2,706
	U-Haul Holding Co.	46,347	2,674
	Sirius XM Holdings Inc.	89,384	2,640
	Gentex Corp.	102,672	2,595
*	Frontdoor Inc.	33,267	2,581
	Meritage Homes Corp.	30,681	2,573
*	Lyft Inc. Class A	173,906	2,541
	Nexstar Media Group Inc.	13,791	2,463
*	SiteOne Landscape Supply Inc.	21,362	2,444
	Versant Media Group Inc.	67,788	2,441
	PriceSmart Inc.	12,425	2,427
*	Valvoline Inc.	61,172	2,419
*	Liberty Live Holdings Inc. Class C	22,821	2,411
*	Boot Barn Holdings Inc.	14,614	2,401
	Vail Resorts Inc.	17,233	2,346
*	Champion Homes Inc.	26,508	2,336
	H&R Block Inc.	61,251	2,332
*	Cavco Industries Inc.	3,709	2,279
*	Ollie's Bargain Outlet Holdings Inc.	29,315	2,254
	Bath & Body Works Inc.	97,424	2,253
	Wingstop Inc.	12,924	2,241
	Kontoor Brands Inc.	26,702	2,225
	Boyd Gaming Corp.	24,826	2,193
	Travel & Leisure Co.	28,134	2,150
	Rush Enterprises Inc. Class A	29,286	2,137
*	Sphere Entertainment Co.	12,228	2,116
	Gap Inc.	112,936	2,110
*	Chewy Inc. Class A	106,946	2,101
*	OPENLANE Inc.	50,614	2,087
*	Duolingo Inc.	18,097	2,082
*	Laureate Education Inc.	57,025	2,071
*	Urban Outfitters Inc.	29,049	2,058
*	e.l.f. Beauty Inc.	26,909	1,991
*	Planet Fitness Inc. Class A	37,761	1,970
	Atmus Filtration Technologies Inc.	38,575	1,967
*	Mattel Inc.	140,182	1,946
*	Covista Inc.	15,451	1,926
*	Abercrombie & Fitch Co. Class A	21,356	1,922
*	SkyWest Inc.	18,946	1,882
*	M/I Homes Inc.	11,500	1,849
	Paramount Skydance Corp. Class B	184,963	1,824
	KB Home	29,098	1,821
*	Bright Horizons Family Solutions Inc.	25,652	1,818
	Warner Music Group Corp. Class A	67,044	1,815
*	Grand Canyon Education Inc.	12,640	1,809
*	Asbury Automotive Group Inc.	8,990	1,808

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Thor Industries Inc.	23,993	1,803
	Advance Auto Parts Inc.	28,895	1,798
*	YETI Holdings Inc.	36,253	1,797
*	Dorman Products Inc.	13,048	1,780
	Graham Holdings Co. Class B	1,538	1,756
	Polaris Inc.	25,617	1,753
	Cheesecake Factory Inc.	21,739	1,729
*	Stride Inc.	19,475	1,680
*	QuantumScape Corp.	217,979	1,648
	Signet Jewelers Ltd.	19,069	1,644
	PVH Corp.	21,984	1,633
*	Knowles Corp.	39,338	1,632
	Red Rock Resorts Inc. Class A	25,078	1,632
*	Hilton Grand Vacations Inc.	30,163	1,580
	Cinemark Holdings Inc.	49,603	1,574
	Group 1 Automotive Inc.	5,368	1,563
*	Lionsgate Studios Corp.	100,014	1,531
	Acushnet Holdings Corp.	12,627	1,497
	Marriott Vacations Worldwide Corp.	14,603	1,488
*	Madison Square Garden Entertainment Corp.	18,386	1,487
	Steven Madden Ltd.	35,052	1,476
	Academy Sports & Outdoors Inc.	31,010	1,462
	Dana Inc.	52,125	1,418
*	Rush Street Interactive Inc.	47,198	1,404
	HNI Corp.	34,652	1,400
	Penske Automotive Group Inc.	7,812	1,398
*	Penn Entertainment Inc.	65,066	1,390
	Lennar Corp. Class B	15,604	1,384
	Phinia Inc.	16,758	1,380
*	Allegiant Travel Co.	11,456	1,347
	Choice Hotels International Inc.	12,064	1,330
	Visteon Corp.	12,927	1,282
*	Avis Budget Group Inc.	8,601	1,271
	Harley-Davidson Inc.	51,684	1,264
	Newell Brands Inc.	204,230	1,254
	Whirlpool Corp.	31,402	1,238
	American Eagle Outfitters Inc.	71,123	1,223
*	Peloton Interactive Inc. Class A	199,493	1,179
*	Green Brick Partners Inc.	14,721	1,178
*	RH	7,151	1,178
*	Atlanta Braves Holdings Inc. Class C	22,651	1,176
	LCI Industries	10,986	1,163
*	Callaway Golf Co.	61,028	1,147
	Levi Strauss & Co. Class A	45,222	1,123
*	Shake Shack Inc. Class A	18,525	1,038
*	Capri Holdings Ltd.	54,410	1,010
*	Universal Technical Institute Inc.	23,170	991
	Perdoceo Education Corp.	30,389	972
	Interparfums Inc.	8,620	964
*	Six Flags Entertainment Corp.	45,037	959
	Interface Inc.	26,004	932
*	Liberty Live Holdings Inc. Class A	9,054	917
*	Under Armour Inc. Class C	145,133	903
*	Goodyear Tire & Rubber Co.	135,160	892
	Kohl's Corp.	50,246	890
*	Central Garden & Pet Co. Class A	22,642	878
	PROG Holdings Inc.	18,584	866
	Century Communities Inc.	12,061	864
*	JetBlue Airways Corp.	144,784	830
	John Wiley & Sons Inc. Class A	16,997	825
	Worthington Enterprises Inc.	14,611	785
*	TripAdvisor Inc.	56,547	775
	La-Z-Boy Inc.	19,025	763
	Strategic Education Inc.	9,799	751
	Monarch Casino & Resort Inc.	5,685	748
*	Global Business Travel Group I	77,298	726
	Dillard's Inc. Class A	1,367	722
*	Sonos Inc.	52,698	713
	Leggett & Platt Inc.	60,521	709
	Carter's Inc.	17,002	700

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	National Vision Holdings Inc.	36,311	690
*	Arlo Technologies Inc.	51,091	689
*	Coursera Inc.	121,694	686
*	Red Cat Holdings Inc.	62,888	670
*	Sally Beauty Holdings Inc.	47,156	667
	Wolverine World Wide Inc.	39,760	657
	Buckle Inc.	15,331	647
*	Lindblad Expeditions Holdings Inc.	22,906	647
	Winmark Corp.	1,527	646
	MillerKnoll Inc.	31,229	639
*	Lincoln Educational Services Corp.	12,642	631
	News Corp. Class B	22,287	625
*	LGI Homes Inc.	9,789	623
	Columbia Sportswear Co.	10,044	621
*	RealReal Inc.	52,649	621
*	Dauch Corp.	110,935	601
*	Liberty Media Corp.-Liberty Formula One Class A	6,844	599
	Cracker Barrel Old Country Store Inc.	11,208	597
*	ACV Auctions Inc. Class A	82,653	594
*	USA TODAY Co. Inc.	68,492	586
*	BJ's Restaurants Inc.	9,556	580
[1]	Wendy's Co.	69,971	580
	Papa John's International Inc.	15,440	568
*,1	Lucid Group Inc.	83,759	560
	G-III Apparel Group Ltd.	16,513	557
*	XPEL Inc.	11,107	551
	Upbound Group Inc.	25,872	549
*	AMC Entertainment Holdings Inc. Class A	288,844	549
*	Pursuit Attractions & Hospitality Inc.	9,567	535
	Sonic Automotive Inc. Class A	5,979	507
*	Revolve Group Inc.	20,948	480
*	Unusual Machines Inc.	21,520	480
*	Gentherm Inc.	14,034	479
*	Figs Inc. Class A	43,605	446
*	Coty Inc. Class A	197,610	427
*	Sweetgreen Inc. Class A	47,446	418
*	American Public Education Inc.	7,616	409
	Gold.com Inc.	9,840	409
*	United Parks & Resorts Inc.	8,349	399
*	Driven Brands Holdings Inc.	28,588	399
*	Liquidity Services Inc.	10,056	393
	Winnebago Industries Inc.	12,524	391
*	QuinStreet Inc.	26,153	383
*	First Watch Restaurant Group Inc.	29,323	378
	Standard Motor Products Inc.	9,486	370
*	Accel Entertainment Inc.	29,052	366
*	ThredUP Inc. Class A	53,437	366
*	Stagwell Inc.	48,990	364
	Entravision Communications Corp. Class A	27,636	360
	Matthews International Corp. Class A	13,259	357
*	Eastman Kodak Co.	37,717	349
	Bloomin' Brands Inc.	37,326	341
*	MarineMax Inc.	9,153	335
*	Fox Factory Holding Corp.	19,530	331
*	Sabre Corp.	157,521	329
*	Helen of Troy Ltd.	11,217	326
*	Frontier Group Holdings Inc.	40,655	322
*	Beazer Homes USA Inc.	11,211	314
	Scholastic Corp.	6,817	314
*	Hovnanian Enterprises Inc. Class A	2,181	311
	Movado Group Inc.	7,750	305
*,1	U-Haul Holding Co. (XNYS)	4,593	301
*	Clear Channel Outdoor Holdings Inc.	123,578	299
*	Atlanta Braves Holdings Inc. Class A	5,254	296
*	Daily Journal Corp.	486	292
	Rush Enterprises Inc. Class B	3,743	286
	Smith & Wesson Brands Inc.	18,434	277
	Sturm Ruger & Co. Inc.	7,187	272
	Ethan Allen Interiors Inc.	11,933	267
*	Cars.com Inc.	23,740	260

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Carriage Services Inc.	6,751	259
*	MasterCraft Boat Holdings Inc.	9,625	249
	Sinclair Inc.	17,313	247
*	Malibu Boats Inc. Class A	8,843	243
	Monro Inc.	14,116	242
	Global Industrial Co.	7,143	239
*	Corsair Gaming Inc.	24,202	234
*	MNTN Inc. Class A	25,434	234
*	Cooper-Standard Holdings Inc.	8,624	233
*,1	XMAX Inc.	25,388	231
*	El Pollo Loco Holdings Inc.	13,066	222
	Oxford Industries Inc.	6,379	222
	Camping World Holdings Inc. Class A	28,975	221
	Marcus Corp.	9,348	219
*	Dream Finders Homes Inc. Class A	12,624	218
*	Bed Bath & Beyond Inc.	37,427	217
	Caleres Inc.	16,862	209
*	Savers Value Village Inc.	20,546	207
*	Stitch Fix Inc. Class A	49,885	205
	Arhaus Inc.	23,748	200
	Arko Corp.	24,317	195
	Dine Brands Global Inc.	5,373	193
*	iHeartMedia Inc. Class A	44,943	193
*	Central Garden & Pet Co.	4,329	192
*	Starz Entertainment Corp.	6,639	192
*	Kura Sushi USA Inc. Class A	3,313	191
	Build-A-Bear Workshop Inc.	5,949	182
*	Dave & Buster's Entertainment Inc.	14,117	161
*	AMC Global Media Inc.	15,817	158
*	Newsmax Inc.	18,967	157
*	Portillo's Inc. Class A	32,974	156
*	Jack in the Box Inc.	9,828	155
	Rocky Brands Inc.	3,740	154
*	Latham Group Inc.	23,834	154
	Gray Media Inc.	38,307	152
*	Krispy Kreme Inc.	42,492	150
*	Clean Energy Fuels Corp.	72,373	148
*	Strattec Security Corp.	1,814	148
*	Hertz Global Holdings Inc.	63,157	143
	Shoe Carnival Inc.	9,489	141
	Haverty Furniture Cos. Inc.	5,499	140
*	Yesway Inc. Class A	6,671	135
	Weyco Group Inc.	3,381	133
*	McGraw Hill Inc.	13,982	132
	Nathan's Famous Inc.	1,272	129
*	Bob's Discount Furniture Inc.	8,105	128
*	Boston Omaha Corp. Class A	9,332	127
*	Genesco Inc.	3,764	127
*	Legacy Housing Corp.	4,822	127
*	Zumiez Inc.	7,072	126
*	Lovesac Co.	7,412	124
*	Outdoor Holding Co.	51,858	118
*	Funko Inc. Class A	19,445	114
*	Citi Trends Inc.	1,960	113
	Johnson Outdoors Inc. Class A	2,459	113
*	Barnes & Noble Education Inc.	8,711	109
	National CineMedia Inc.	28,352	108
*	Xponential Fitness Inc. Class A	15,487	107
*	Motorcar Parts of America Inc.	6,878	105
	JAKKS Pacific Inc.	4,482	104
*	Envela Corp.	3,526	102
*	Petco Health & Wellness Co. Inc.	37,359	102
*,1	Vuzix Corp.	33,724	98
*	Turtle Beach Corp.	7,773	97
	Cricut Inc. Class A	21,524	94
	Designer Brands Inc. Class A	15,949	93
	Flexsteel Industries Inc.	1,250	93
	RCI Hospitality Holdings Inc.	3,384	92
*	SES AI Corp.	94,998	91
	Phoenix Education Partners Inc.	2,761	91

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	EW Scripps Co. Class A	32,454	90
	Superior Group of Cos. Inc.	6,777	89
*	Bally's Corp.	6,471	89
*	Biglari Holdings Inc. Class A	42	88
*	Biglari Holdings Inc. Class B	204	87
*	NN Inc.	23,764	85
*	Thryv Holdings Inc.	21,346	84
*	Fossil Group Inc.	19,962	83
*	Holley Inc.	32,007	82
*	Smith Douglas Homes Corp.	5,184	81
	Escalade Inc.	4,178	78
*	Red Robin Gourmet Burgers Inc.	9,804	78
*	Reading International Inc. Class A	59,004	76
*,1	Traeger Inc.	925	73
*	Stoneridge Inc.	9,829	72
*	KinderCare Learning Cos. Inc.	16,859	72
	Hamilton Beach Brands Holding Co. Class A	2,948	68
	Hooker Furnishings Corp.	3,838	68
*	Chegg Inc.	65,563	66
*	WW International Inc.	4,043	65
*	Lands' End Inc.	6,083	64
*	OneWater Marine Inc. Class A	5,707	64
	Bassett Furniture Industries Inc.	3,522	62
	Clarus Corp.	19,494	61
*	Venu Holding Corp.	26,913	61
*	Black Rock Coffee Bar Inc. Class A	7,396	61
	Virco Mfg. Corp.	9,017	55
*	Travelzoo	4,660	54
*	Full House Resorts Inc.	19,223	54
*	Legacy Education Inc.	4,627	54
*	Under Armour Inc. Class A	8,265	53
	Townsquare Media Inc. Class A	7,520	53
*	Regis Corp.	1,850	52
*	Noodles & Co.	3,504	52
*	Vera Bradley Inc.	13,193	51
*	Cineverse Corp.	17,061	51
*,1	Tron Inc.	31,878	51
*	Faraday Future Intelligent Electric Inc.	217,344	50
*	Torrid Holdings Inc.	25,253	47
*	Kewaunee Scientific Corp.	1,292	46
*	CarParts.com Inc.	7,194	46
*	Lee Enterprises Inc.	5,061	45
*	Virtuix Holdings Inc. Class A	14,682	45
*	GoPro Inc. Class A	56,652	44
*	Duluth Holdings Inc. Class B	9,616	43
*	1-800-Flowers.com Inc. Class A	12,233	43
	CuriosityStream Inc.	15,610	42
*	Playstudios Inc.	84,517	42
*	Aureus Greenway Holdings Inc.	10,616	42
*	Blink Charging Co.	64,030	41
*	Tilly's Inc. Class A	9,174	39
*	Cato Corp. Class A	11,392	37
	Lifetime Brands Inc.	4,058	35
*	Castellum Inc.	48,544	35
*	LiveOne Inc.	5,494	35
*	Empery Digital Inc.	9,695	35
*	American Outdoor Brands Inc.	2,813	33
*	Genius Brands International Inc.	44,643	32
*	Urban One Inc.	6,806	31
	J Jill Inc.	1,701	27
*	Sportsman's Warehouse Holdings Inc.	19,340	26
[1]	Lakeland Industries Inc.	2,277	24
*,1	Surf Air Mobility Inc.	19,901	23
*	Rent the Runway Inc. Class A	5,944	19
*,1	Wheels Up Experience Inc.	1,958	18
*	Teads Holding Co.	19,238	15
*	NextBoat Inc.	4,737	11
*,2	Lubys Inc.	14,037	4

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,2	SRAX Inc.	7,380	1
			4,261,716
Consumer Staples (3.3%)
	Procter & Gamble Co.	1,114,958	163,497
	Philip Morris International Inc.	745,855	134,933
	Coca-Cola Co.	1,647,379	133,882
	PepsiCo Inc.	654,292	88,591
	CVS Health Corp.	610,476	63,154
	Altria Group Inc.	799,520	57,525
	McKesson Corp.	57,449	43,408
	Mondelez International Inc. Class A	614,066	35,518
	Colgate-Palmolive Co.	383,058	35,119
*	Monster Beverage Corp.	327,394	31,469
	Corteva Inc.	320,852	27,173
	Cencora Inc.	88,492	25,041
	Keurig Dr Pepper Inc.	617,822	20,221
	Sysco Corp.	229,090	19,147
	Archer-Daniels-Midland Co.	230,490	17,609
	Kenvue Inc.	917,921	17,541
	Kimberly-Clark Corp.	159,080	17,462
	Kroger Co.	264,354	14,680
	Casey's General Stores Inc.	17,712	14,077
	Hershey Co.	70,797	12,421
	Church & Dwight Co. Inc.	113,436	10,990
*	US Foods Holding Corp.	105,185	10,755
	Constellation Brands Inc. Class A	70,217	9,766
	Kraft Heinz Co.	397,394	9,386
	General Mills Inc.	256,347	8,921
*	Performance Food Group Co.	71,437	7,986
	Bunge Global SA	74,418	7,943
	Tyson Foods Inc. Class A	135,219	7,741
	McCormick & Co. Inc.	121,086	6,105
	Clorox Co.	57,819	5,518
	J M Smucker Co.	48,591	5,466
	Coca-Cola Consolidated Inc.	27,057	5,166
*	Darling Ingredients Inc.	76,292	4,167
*	Sprouts Farmers Market Inc.	44,869	3,795
	Hormel Foods Corp.	144,304	3,582
	Brown-Forman Corp. Class B	131,954	3,517
	Conagra Brands Inc.	229,485	3,089
	Molson Coors Beverage Co. Class B	74,912	2,919
	Ingredion Inc.	30,026	2,844
	Primo Brands Corp.	112,204	2,742
*	Celsius Holdings Inc.	91,727	2,686
	Lamb Weston Holdings Inc.	62,126	2,683
	Albertsons Cos. Inc. Class A	167,361	2,264
[1]	Campbell's Co.	99,992	2,227
*	Chefs' Warehouse Inc.	17,676	1,699
*	Post Holdings Inc.	18,513	1,634
	Cal-Maine Foods Inc.	19,439	1,566
	WD-40 Co.	6,427	1,566
*	Vita Coco Co. Inc.	23,211	1,535
*	Freshpet Inc.	23,232	1,373
*	United Natural Foods Inc.	28,150	1,286
	Marzetti Co.	9,397	1,073
	Andersons Inc.	15,186	1,039
	Spectrum Brands Holdings Inc.	10,758	922
	Turning Point Brands Inc.	8,996	763
*	BellRing Brands Inc.	57,737	747
	Flowers Foods Inc.	94,495	746
	Pilgrim's Pride Corp.	23,286	655
*	Guardian Pharmacy Services Inc. Class A	15,572	652
*	Boston Beer Co. Inc. Class A	3,664	649
	Energizer Holdings Inc.	29,800	639
	Reynolds Consumer Products Inc.	23,158	622
*	Herbalife Ltd.	46,193	607
	Ingles Markets Inc. Class A	6,844	606
	Universal Corp.	11,569	604
	Edgewell Personal Care Co.	21,034	565

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Brown-Forman Corp. Class A	20,348	557
	J & J Snack Foods Corp.	7,118	523
*	Simply Good Foods Co.	37,768	502
	Seaboard Corp.	111	496
	Oil-Dri Corp. of America	4,800	491
	Weis Markets Inc.	6,265	491
	Fresh Del Monte Produce Inc.	17,343	484
*	Grocery Outlet Holding Corp.	46,929	468
*	Seneca Foods Corp. Class A	2,171	378
*	National Beverage Corp.	11,526	360
	Tootsie Roll Industries Inc.	8,907	352
*	Mama's Creations Inc.	19,199	343
	John B Sanfilippo & Son Inc.	3,582	308
	Utz Brands Inc.	36,240	279
*	Mission Produce Inc.	23,483	277
*	Westrock Coffee Co.	26,832	218
	Village Super Market Inc. Class A	4,856	205
*	Vital Farms Inc.	16,080	187
*	Honest Co. Inc.	50,989	187
	Natural Grocers by Vitamin Cottage Inc. Class C	5,815	180
	ACCO Brands Corp.	41,861	174
	B&G Foods Inc.	42,512	169
*,1	Beyond Meat Inc.	203,076	152
*	Lifeway Foods Inc.	5,092	152
	MGP Ingredients Inc.	7,751	136
*	USANA Health Sciences Inc.	6,277	134
*	Nature's Sunshine Products Inc.	5,896	129
	Alico Inc.	2,942	122
	Limoneira Co.	9,063	119
	Nu Skin Enterprises Inc. Class A	21,926	116
*	Olaplex Holdings Inc.	37,096	76
*,1	Once Upon a Farm PBC	3,622	74
*	Medifast Inc.	6,610	70
*	Suja Life Inc. Class A	5,254	53
*	Playboy Inc.	35,714	44
*	Cibus Inc.	30,652	42
*	GrowGeneration Corp.	27,460	41
*	SkinHealth Systems Inc.	50,397	35
*	HF Foods Group Inc.	21,622	30
*	Hain Celestial Group Inc.	50,282	28
*	BRC Inc. Class A	25,375	28
[1]	Lifevantage Corp.	4,244	26
*	Zevia PBC Class A	13,179	21
*	Mannatech Inc.	2,696	14
			1,135,545
Energy (3.2%)
	Exxon Mobil Corp.	1,983,788	271,223
	Chevron Corp.	905,381	150,076
	ConocoPhillips	583,078	60,617
	Williams Cos. Inc.	585,057	43,493
	Valero Energy Corp.	141,990	36,980
	Marathon Petroleum Corp.	139,685	35,713
	SLB Ltd.	715,957	33,285
	EOG Resources Inc.	254,810	33,057
	Phillips 66	191,978	32,454
	Kinder Morgan Inc.	904,514	28,917
	Targa Resources Corp.	102,848	27,578
	Baker Hughes Co.	474,452	26,332
	ONEOK Inc.	301,266	26,192
	Cheniere Energy Inc.	100,462	24,011
	Devon Energy Corp.	552,324	22,822
	Occidental Petroleum Corp.	356,564	17,318
	Diamondback Energy Inc.	94,370	16,588
	EQT Corp.	298,847	15,890
	TechnipFMC plc	190,530	12,632
	Texas Pacific Land Corp.	28,004	12,256
	Halliburton Co.	360,561	12,241
*	First Solar Inc.	48,931	11,546
	Expand Energy Corp.	114,554	10,446

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Nextpower Inc. Class A	68,271	8,134
	DT Midstream Inc.	48,641	7,138
	Ovintiv Inc. (XNYS)	134,324	7,072
	Permian Resources Corp. Class A	381,803	7,029
	APA Corp.	169,166	5,510
	HF Sinclair Corp.	73,539	5,122
*	Antero Resources Corp.	140,672	4,943
	Range Resources Corp.	112,385	4,180
	Viper Energy Inc. Class A	87,787	3,722
	Antero Midstream Corp.	158,915	3,615
	Kodiak Gas Services Inc.	47,787	3,590
	Archrock Inc.	80,268	3,268
	NOV Inc.	171,417	3,180
	Chord Energy Corp.	26,842	3,068
	SM Energy Co.	113,884	2,972
*	Enphase Energy Inc.	59,606	2,935
	Weatherford International plc	34,320	2,797
	Matador Resources Co.	53,520	2,664
*	Transocean Ltd. (XNYS)	479,992	2,347
	Noble Corp. plc	61,365	2,289
	Magnolia Oil & Gas Corp. Class A	87,582	2,240
*	CNX Resources Corp.	63,921	2,169
	Solaris Energy Infrastructure Inc.	26,950	2,168
	California Resources Corp.	40,689	2,151
	Murphy Oil Corp.	64,667	2,106
	Warrior Met Coal Inc.	25,450	2,066
	PBF Energy Inc. Class A	44,692	2,034
*	Oceaneering International Inc.	48,000	1,945
	Liberty Energy Inc.	73,721	1,931
*	Valaris Ltd.	26,265	1,907
	Core Natural Resources Inc.	22,753	1,821
*	Plug Power Inc.	667,432	1,809
	Cactus Inc. Class A	33,069	1,694
	Patterson-UTI Energy Inc.	180,407	1,656
*	Calumet Inc.	39,963	1,439
*,1	Centrus Energy Corp. Class A	8,561	1,437
	Delek US Holdings Inc.	28,015	1,423
	Helmerich & Payne Inc.	42,623	1,395
	Venture Global Inc. Class A	124,364	1,384
	Peabody Energy Corp.	58,539	1,353
*	Tidewater Inc.	20,025	1,334
	Crescent Energy Co. Class A	132,958	1,306
	Kinetik Holdings Inc.	26,891	1,300
*	Par Pacific Holdings Inc.	22,621	1,269
*	Gulfport Energy Corp.	7,297	1,238
*	DNOW Inc.	86,047	1,116
	Select Water Solutions Inc.	55,619	1,111
*	Seadrill Ltd.	28,805	1,089
*	FuelCell Energy Inc.	24,972	899
	Northern Oil & Gas Inc.	48,696	884
*	American Superconductor Corp.	21,280	883
*	T1 Energy Inc.	91,582	868
*	ProPetro Holding Corp.	58,314	836
*	Alpha Metallurgical Resources Inc.	4,895	807
*	Shoals Technologies Group Inc. Class A	78,961	782
*	TETRA Technologies Inc.	68,461	776
*	Fluence Energy Inc.	38,664	769
	World Kinect Corp.	23,250	766
*	Talos Energy Inc.	57,827	747
*	Expro Group Holdings NV	49,939	738
	Atlas Energy Solutions Inc.	40,013	665
*	NPK International Inc.	39,439	627
*	Solv Energy Inc. Class A	17,862	608
*	Nabors Industries Ltd. (XNYS)	7,051	592
*	REX American Resources Corp.	12,821	579
*	Helix Energy Solutions Group Inc.	65,181	570
*	Array Technologies Inc.	74,674	553
*	Comstock Resources Inc.	35,482	529
*	Innovex International Inc.	20,938	519
*	Green Plains Inc.	33,352	513

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	BKV Corp.	18,567	508
	Bristow Group Inc.	12,267	507
*	Ameresco Inc. Class A	16,015	442
*	NextDecade Corp.	56,260	424
	CVR Energy Inc.	14,957	412
	Flowco Holdings Inc. Class A	16,932	361
*,1	X-Energy Inc.	19,268	354
	SunCoke Energy Inc.	42,709	344
*	Energy Vault Holdings Inc.	71,355	336
	RPC Inc.	51,950	303
	Riley Exploration Permian Inc.	8,267	272
	VAALCO Energy Inc.	51,276	260
*	Forum Energy Technologies Inc.	5,161	259
	Natural Gas Services Group Inc.	5,648	244
*	Ramaco Resources Inc. Class A	17,971	238
	Vitesse Energy Inc.	14,700	232
*	Oil States International Inc.	28,677	230
*	Solid Power Inc.	84,377	219
*	New Era Energy & Digital Inc.	33,518	214
	SandRidge Energy Inc.	15,088	207
*	Sable Offshore Corp.	60,273	186
*	Flotek Industries Inc.	7,455	175
*	Gevo Inc.	115,366	173
*	Summit Midstream Corp.	5,860	167
	Granite Ridge Resources Inc.	36,751	162
*	Matrix Service Co.	11,691	160
	Core Laboratories Inc.	13,767	160
	W&T Offshore Inc.	49,412	156
	Energy Services of America Corp.	7,894	153
	Ranger Energy Services Inc. Class A	9,200	147
*	EVgo Inc.	63,127	121
*	Ring Energy Inc.	109,800	119
	NACCO Industries Inc. Class A	1,970	99
*	American Resources Corp.	44,221	95
*	Infinity Natural Resources Inc. Class A	6,867	87
*	Amplify Energy Corp.	20,536	82
	FutureFuel Corp.	17,913	81
	ARKO Petroleum Corp.	4,287	81
*	HMH Holding Inc. Class A	4,173	78
*	DMC Global Inc.	12,511	73
*	Barnwell Industries Inc.	70,094	71
	Evolution Petroleum Corp.	19,157	71
*,1	XCF Global Inc. Class A	147,059	65
*,1	ChargePoint Holdings Inc.	10,902	64
*	SEACOR Marine Holdings Inc.	8,276	63
*,1	SunPower Inc.	89,690	62
	Epsilon Energy Ltd.	10,877	59
*	ProFrac Holding Corp. Class A	9,936	58
*	Montauk Renewables Inc.	36,146	56
*	Nine Energy Service Inc.	4,323	56
	Smart Sand Inc.	10,894	55
*	Tigo Energy Inc.	22,077	51
	HighPeak Energy Inc.	7,014	49
*	Ramaco Resources Inc. Class B	5,774	49
*	Aemetis Inc.	26,868	44
*	PrimeEnergy Resources Corp.	262	44
*	Geospace Technologies Corp.	5,745	39
*	Ideal Power Inc.	6,716	36
*	Stem Inc.	4,672	36
*	OPAL Fuels Inc. Class A	16,129	35
*,1	New Fortress Energy Inc.	89,528	33
*,1	Ascent Solar Technologies Inc.	6,510	33
*	FTC Solar Inc.	5,330	27
*	WhiteHawk Minerals Corp. Class A	981	27
*	Mammoth Energy Services Inc.	7,603	25
*	MIND Technology Inc.	5,249	25
*	Ocean Power Technologies Inc.	85,395	22
*	Empire Petroleum Corp. (XASE)	4,499	12
*	Battalion Oil Corp.	2,694	4

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,2	Novusterra Inc.	2,222	—
			1,118,835
Financials (9.9%)
*	Berkshire Hathaway Inc. Class B	836,976	418,814
	JPMorgan Chase & Co. (XYNS)	1,182,942	387,212
	Bank of America Corp. (XNYS)	3,055,505	174,103
	Goldman Sachs Group Inc. (XYNS)	135,036	136,571
	Wells Fargo & Co.	1,464,422	121,020
	Morgan Stanley	566,079	118,333
	Citigroup Inc. (XNYS)	785,694	109,966
	Charles Schwab Corp.	790,838	72,971
	Blackrock Inc.	66,837	64,268
	Progressive Corp.	279,125	60,975
	Chubb Ltd.	167,091	56,935
	S&P Global Inc.	137,892	56,158
	Bank of New York Mellon Corp.	328,319	47,478
	PNC Financial Services Group Inc.	192,176	47,318
	US Bancorp	743,403	44,902
	Blackstone Inc.	355,340	41,813
	Marsh & McLennan Cos. Inc.	230,436	38,407
	CME Group Inc.	173,498	38,314
*	Robinhood Markets Inc. Class A	378,788	37,985
	Travelers Cos. Inc.	101,083	33,370
	Intercontinental Exchange Inc.	270,754	33,333
	Aon plc Class A (XNYS)	97,168	32,230
	Moody's Corp.	71,065	32,187
	Truist Financial Corp.	596,771	29,731
	KKR & Co. Inc.	322,088	29,561
	Allstate Corp.	123,263	29,329
	Arthur J Gallagher & Co.	123,092	28,258
	Aflac Inc.	219,381	25,722
*	Berkshire Hathaway Inc. Class A	33	24,712
	Fifth Third Bancorp	433,401	24,431
	Apollo Global Management Inc.	193,206	22,858
	MetLife Inc.	261,234	22,103
	State Street Corp.	125,897	21,352
	Ameriprise Financial Inc.	43,334	19,880
	Nasdaq Inc.	243,910	19,225
	American International Group Inc.	253,201	18,871
	MSCI Inc.	33,172	18,578
	Prudential Financial Inc.	166,007	17,917
	Interactive Brokers Group Inc. Class A	202,723	17,645
	Hartford Insurance Group Inc.	130,158	17,249
	Huntington Bancshares Inc.	969,683	17,192
	M&T Bank Corp.	70,173	16,702
*	Arch Capital Group Ltd.	159,039	15,436
*	Coinbase Global Inc. Class A	101,111	14,781
	Northern Trust Corp.	84,173	14,633
	Cincinnati Financial Corp.	74,560	13,804
	Citizens Financial Group Inc.	192,318	13,476
	Raymond James Financial Inc.	82,868	12,598
	Regions Financial Corp.	408,761	12,345
	Cboe Global Markets Inc.	50,017	12,138
	KeyCorp	519,382	11,972
	Willis Towers Watson plc	45,162	11,804
	T Rowe Price Group Inc.	102,720	11,678
	Ares Management Corp. Class A	100,961	11,238
	Principal Financial Group Inc.	103,331	11,137
*	Markel Group Inc.	5,695	11,122
*	SoFi Technologies Inc.	612,884	10,989
	LPL Financial Holdings Inc.	38,326	10,796
	W R Berkley Corp.	133,944	9,447
	Loews Corp.	78,860	8,928
	Brown & Brown Inc.	137,830	8,842
	East West Bancorp Inc.	65,598	8,468
	Annaly Capital Management Inc.	349,449	7,814
	Broadridge Financial Solutions Inc.	55,299	7,573
	First Citizens BancShares Inc. Class A	3,529	7,343
*	Rocket Cos. Inc. Class A	445,817	7,022

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Pinnacle Financial Partners Inc.	68,601	6,920
	Everest Group Ltd.	19,001	6,788
	Reinsurance Group of America Inc. Class A	31,454	6,689
	Globe Life Inc.	37,188	6,645
	RenaissanceRe Holdings Ltd.	20,479	6,490
	Unum Group	72,198	6,454
	Assurant Inc.	23,721	6,370
	Ally Financial Inc.	132,424	6,085
	Evercore Inc. Class A	17,639	6,023
	AGNC Investment Corp.	550,456	6,000
	Webster Financial Corp.	77,644	5,934
	Equitable Holdings Inc.	135,158	5,931
	First Horizon Corp.	225,881	5,792
	Fidelity National Financial Inc.	122,458	5,775
	Tradeweb Markets Inc. Class A	55,503	5,531
	Invesco Ltd.	201,250	5,311
	Wintrust Financial Corp.	32,398	5,207
	Carlyle Group Inc.	121,209	5,104
	Franklin Resources Inc.	149,959	4,989
	Stifel Financial Corp.	70,214	4,899
	Zions Bancorp NA	69,953	4,840
	Popular Inc.	29,148	4,786
	UMB Financial Corp.	32,904	4,697
	Southstate Bank Corp.	46,612	4,657
	SEI Investments Co.	51,791	4,543
	Columbia Banking System Inc.	139,638	4,475
	Cullen / Frost Bankers Inc.	28,717	4,437
*	Riot Platforms Inc.	161,816	4,431
	American Financial Group Inc.	31,376	4,391
	Old National Bancorp	166,362	4,309
	Old Republic International Corp.	104,589	4,280
	Primerica Inc.	15,015	4,267
	Affiliated Managers Group Inc.	12,080	4,088
	Western Alliance Bancorp	49,577	4,075
*	StoneX Group Inc.	34,281	4,062
	FactSet Research Systems Inc.	17,457	4,016
	Voya Financial Inc.	43,419	3,931
	FirstCash Holdings Inc.	17,804	3,851
	Commerce Bancshares Inc.	66,158	3,821
*	Circle Internet Group Inc.	60,581	3,794
	Axis Capital Holdings Ltd.	33,573	3,607
	Houlihan Lokey Inc.	25,984	3,485
	Kinsale Capital Group Inc.	10,557	3,482
	OneMain Holdings Inc.	56,572	3,449
	Jefferies Financial Group Inc.	68,667	3,432
	Jackson Financial Inc. Class A	33,408	3,421
	Corebridge Financial Inc.	119,249	3,414
	Prosperity Bancshares Inc.	46,056	3,363
	Valley National Bancorp	227,008	3,326
*	Oscar Health Inc. Class A	115,415	3,292
	FNB Corp.	171,062	3,264
	Hanover Insurance Group Inc.	15,143	3,242
	Glacier Bancorp Inc.	62,673	3,233
	Lincoln National Corp.	91,420	3,232
	First American Financial Corp.	46,067	3,160
	Janus Henderson Group plc	59,158	3,073
	United Bankshares Inc.	64,148	2,940
	Hancock Whitney Corp.	39,174	2,927
	Erie Indemnity Co. Class A	12,172	2,918
	MGIC Investment Corp.	101,967	2,875
	Atlantic Union Bankshares Corp.	67,873	2,872
	TPG Inc.	69,705	2,827
	Selective Insurance Group Inc.	28,942	2,808
	Ameris Bancorp	30,769	2,777
	Starwood Property Trust Inc.	169,195	2,771
*	Enova International Inc.	11,448	2,756
	Blue Owl Capital Inc.	308,864	2,703
	Essent Group Ltd.	41,768	2,685
	Bank OZK	50,827	2,648
	Home BancShares Inc.	91,446	2,611

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Chime Financial Inc. Class A	127,204	2,605
	RLI Corp.	44,077	2,604
*	Axos Financial Inc.	26,070	2,539
	Rithm Capital Corp.	265,016	2,488
*	MARA Holdings Inc.	174,493	2,424
	Radian Group Inc.	63,844	2,405
	Virtu Financial Inc. Class A	39,900	2,377
*	Galaxy Digital Inc. Class A	86,688	2,370
	Piper Sandler Cos.	32,608	2,359
	White Mountains Insurance Group Ltd.	1,131	2,345
	Moelis & Co. Class A	35,684	2,334
	SLM Corp.	87,086	2,259
	Lazard Inc.	53,546	2,246
	Eastern Bankshares Inc.	100,858	2,243
	Fulton Financial Corp.	90,842	2,197
	CNO Financial Group Inc.	43,011	2,193
*	Lemonade Inc.	33,427	2,174
	Texas Capital Bancshares Inc.	20,849	2,153
	ServisFirst Bancshares Inc.	24,690	2,142
	Ryan Specialty Holdings Inc.	56,378	2,129
	Associated Banc-Corp.	67,503	2,077
	International Bancshares Corp.	26,972	2,049
	Victory Capital Holdings Inc. Class A	24,182	2,033
	Bread Financial Holdings Inc.	18,593	2,015
	First Financial Bankshares Inc.	58,204	2,014
	United Community Banks Inc.	57,378	2,013
*	Dave Inc.	5,264	1,961
	First BanCorp (XNYS)	74,936	1,954
	Flagstar Bank NA	130,201	1,945
	Cathay General Bancorp	30,757	1,907
	Federated Hermes Inc.	34,467	1,903
	BGC Group Inc. Class A	177,996	1,903
	Renasant Corp.	44,671	1,900
	Independent Bank Corp. (XNGS)	22,622	1,894
	MarketAxess Holdings Inc.	16,313	1,851
	WSFS Financial Corp.	23,995	1,841
	WesBanco Inc.	46,260	1,806
	CVB Financial Corp.	79,402	1,791
*	Brighthouse Financial Inc.	27,807	1,760
	PJT Partners Inc. Class A	11,623	1,754
	First Hawaiian Inc.	58,736	1,721
	BankUnited Inc.	34,935	1,693
	Community Financial System Inc.	24,840	1,667
	First Financial Bancorp	48,334	1,635
	Assured Guaranty Ltd.	20,193	1,619
*	Genworth Financial Inc.	169,516	1,605
	StepStone Group Inc. Class A	38,565	1,595
*	Palomar Holdings Inc.	12,519	1,582
	Seacoast Banking Corp. of Florida	47,095	1,566
	Bank of Hawaii Corp.	19,173	1,562
	First Interstate BancSystem Inc. Class A	40,297	1,554
	Simmons First National Corp. Class A	67,975	1,540
*	Miami International Holdings Inc.	41,051	1,525
*	NMI Holdings Inc.	36,607	1,504
	Towne Bank	41,253	1,495
	Hamilton Lane Inc. Class A	18,896	1,490
	Mercury General Corp.	13,478	1,437
	Provident Financial Services Inc.	59,729	1,412
	Park National Corp.	7,707	1,410
	Nicolet Bankshares Inc.	8,494	1,405
	Morningstar Inc.	8,998	1,404
	Banc of California Inc.	68,655	1,403
*	Upstart Holdings Inc.	39,203	1,389
	WaFd Inc.	34,852	1,337
	FB Financial Corp.	23,954	1,326
	Blackstone Mortgage Trust Inc. Class A	78,004	1,322
	Dynex Capital Inc.	97,731	1,281
*	Credit Acceptance Corp.	2,002	1,275
	First Merchants Corp.	29,067	1,270
	First Bancorp / Southern Pines NC	19,632	1,255

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Trustmark Corp.	26,964	1,241
	Beacon Financial Corp.	40,332	1,228
*	SiriusPoint Ltd.	51,159	1,228
*	Bancorp Inc.	19,328	1,211
	NBT Bancorp Inc.	24,168	1,193
	BancFirst Corp.	10,693	1,188
	PennyMac Financial Services Inc.	13,637	1,188
	BOK Financial Corp.	8,542	1,186
*	Customers Bancorp Inc.	14,849	1,175
	First Busey Corp.	38,579	1,138
	Artisan Partners Asset Management Inc. Class A	32,725	1,130
	Enterprise Financial Services Corp.	16,901	1,113
	WisdomTree Inc.	65,505	1,110
*	Happen Inc.	52,335	1,085
	Northwest Bancshares Inc.	68,505	1,039
	ARMOUR Residential REIT Inc.	59,065	1,031
	Banner Corp.	15,440	1,026
	Horace Mann Educators Corp.	19,842	1,025
*	Skyward Specialty Insurance Group Inc.	17,469	1,019
	Cohen & Steers Inc.	13,254	1,009
	OFG Bancorp	20,050	984
	Stewart Information Services Corp.	14,553	961
	First Commonwealth Financial Corp.	46,245	940
*	Encore Capital Group Inc.	10,010	934
	HCI Group Inc.	5,303	929
*	Baldwin Insurance Group Inc.	34,385	914
	Stock Yards Bancorp Inc.	11,748	898
*	EZCorp. Inc. Class A	25,950	897
	Acadian Asset Management Inc.	12,489	893
	National Bank Holdings Corp. Class A	19,693	875
	Walker & Dunlop Inc.	15,978	874
	City Holding Co.	6,585	873
	Stellar Bancorp Inc.	22,109	869
*	Triumph Financial Inc.	11,115	848
	S&T Bancorp Inc.	17,065	838
	Dime Community Bancshares Inc.	20,555	836
	Federal Agricultural Mortgage Corp. Class C	4,146	826
	Hope Bancorp Inc.	58,034	794
	Nelnet Inc. Class A	5,899	787
	Ellington Financial Inc.	57,230	779
	Bank First Corp.	5,213	773
	OceanFirst Financial Corp.	38,886	759
	Kemper Corp.	27,986	754
	German American Bancorp Inc.	15,862	753
	QCR Holdings Inc.	7,695	749
	ConnectOne Bancorp Inc.	22,211	743
	Origin Bancorp Inc.	14,490	741
	Live Oak Bancshares Inc.	18,084	739
	Lakeland Financial Corp.	11,670	720
*	Porch Group Inc.	47,755	718
	TriCo Bancshares	13,233	713
	Hilltop Holdings Inc.	17,719	687
	Westamerica BanCorp	11,699	686
	Apollo Commercial Real Estate Finance Inc.	64,008	684
	Orchid Island Capital Inc.	95,801	668
	Republic Bancorp Inc. Class A	7,188	650
	Two Harbors Investment Corp.	51,731	642
	1st Source Corp.	7,799	636
*	Slide Insurance Holdings Inc.	31,593	612
	Burke & Herbert Financial Services Corp.	8,459	608
	Peoples Bancorp Inc.	15,735	604
	Pathward Financial Inc.	6,830	595
	Enact Holdings Inc.	13,002	594
*	Firstsun Capital Bancorp	15,279	593
	Heritage Financial Corp.	19,422	575
	Metropolitan Bank Holding Corp.	5,757	569
	Old Second Bancorp Inc.	24,172	564
	Tompkins Financial Corp.	5,946	562
	Univest Financial Corp.	12,836	562
	Preferred Bank	5,191	552

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Safety Insurance Group Inc.	7,269	544
	Community Trust Bancorp Inc.	7,498	543
	United Fire Group Inc.	10,034	526
	Chimera Investment Corp.	39,322	525
	First Mid Bancshares Inc.	10,772	518
	Ladder Capital Corp.	51,960	517
*	Goosehead Insurance Inc. Class A	10,514	510
	Perella Weinberg Partners	31,799	508
	Oppenheimer Holdings Inc. Class A	4,750	501
*	Coastal Financial Corp.	6,433	499
	MFA Financial Inc.	50,385	488
	Business First Bancshares Inc.	15,663	481
	Merchants Bancorp	9,600	480
	Universal Insurance Holdings Inc.	11,539	477
*	Neptune Insurance Holdings Inc. Class A	15,078	475
	Hanmi Financial Corp.	14,544	471
	PennyMac Mortgage Investment Trust	41,605	469
	Arbor Realty Trust Inc.	86,399	468
	Virtus Investment Partners Inc.	3,198	459
	TFS Financial Corp.	25,840	458
	Byline Bancorp Inc.	12,017	453
	TrustCo Bank Corp. NY	8,239	452
	Northeast Bank	3,388	449
	Southside Bancshares Inc.	12,773	449
	Amerant Bancorp Inc.	17,452	445
	Capitol Federal Financial Inc.	51,561	439
	Horizon Bancorp Inc.	21,991	439
	CNB Financial Corp.	12,951	437
	Central Pacific Financial Corp.	11,384	435
	Mercantile Bank Corp.	7,523	432
	First Financial Corp.	5,439	421
	F&G Annuities & Life Inc.	15,818	421
	Employers Holdings Inc.	8,306	419
	Camden National Corp.	7,600	412
	Equity Bancshares Inc. Class A	8,344	409
*	Trupanion Inc.	16,307	404
	First Community Bankshares Inc.	8,936	397
	Esquire Financial Holdings Inc.	3,293	392
	Amalgamated Financial Corp.	8,257	379
	Mid Penn Bancorp Inc.	10,805	376
*,1	REalloys Inc.	25,802	373
	Peapack-Gladstone Financial Corp.	7,865	372
	Carter Bankshares Inc.	10,815	368
*	Compass Diversified Holdings	34,504	368
	SmartFinancial Inc.	7,828	367
	NB Bancorp Inc.	17,306	366
	Farmers National Banc Corp.	25,018	365
	Financial Institutions Inc.	9,304	363
	HomeTrust Bancshares Inc.	7,241	361
	Washington Trust Bancorp Inc.	9,683	353
	Eagle Bancorp Inc.	12,408	352
	Shore Bancshares Inc.	15,328	352
*	Strive Inc. Class A	32,292	352
	Great Southern Bancorp Inc.	4,478	351
*	PRA Group Inc.	18,465	351
	Capital City Bank Group Inc.	6,980	345
	Independent Bank Corp.	9,506	343
	Southern Missouri Bancorp Inc.	4,500	343
	Five Star Bancorp	7,038	343
	Adamas Trust Inc.	36,587	343
	Orrstown Financial Services Inc.	8,239	336
	Metrocity Bankshares Inc.	9,185	330
	UWM Holdings Corp.	142,723	327
	Community West Bancshares	12,109	325
*	Root Inc. Class A	5,735	321
	Invesco Mortgage Capital Inc. REIT	40,485	320
	GCM Grosvenor Inc. Class A	25,919	319
	Peoples Financial Services Corp.	4,761	316
	Alerus Financial Corp.	10,177	316
	AMERISAFE Inc.	9,135	309

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	South Plains Financial Inc.	7,152	308
*	Bowhead Specialty Holdings Inc.	10,180	305
	Northrim BanCorp Inc.	10,914	303
	Northfield Bancorp Inc.	20,355	300
*	Infleqtion Inc.	22,423	299
	ACNB Corp.	5,026	298
*	Accelerant Holdings Class A	25,413	298
*	Heritage Insurance Holdings Inc.	11,317	295
	Midland States Bancorp Inc.	9,469	295
	Brightspire Capital Inc.	54,187	295
	TPG RE Finance Trust Inc.	35,005	293
	Bar Harbor Bankshares	7,699	291
	Redwood Trust Inc.	60,659	288
	Franklin BSP Realty Trust Inc. REIT	35,289	287
*	Hippo Holdings Inc.	9,988	282
*	World Acceptance Corp.	1,257	281
	Kearny Financial Corp.	28,755	272
*	Hagerty Inc. Class A	22,290	266
	Arrow Financial Corp.	6,271	257
	Hingham Institution for Savings	835	256
	Cannae Holdings Inc.	17,511	252
	Ridgepost Capital Inc. Class A	32,062	252
	California BanCorp	12,064	251
	Mechanics Bancorp Class A	15,649	249
	ChoiceOne Financial Services Inc.	7,338	249
	First Business Financial Services Inc.	3,930	248
	Navient Corp.	28,827	245
	Sierra Bancorp	5,990	244
*	Columbia Financial Inc.	11,366	241
*	Third Coast Bancshares Inc.	5,956	241
	Greene County Bancorp Inc.	7,158	240
	Civista Bancshares Inc.	8,477	239
*	Southern First Bancshares Inc.	3,887	237
	Home Bancorp Inc.	3,408	234
*	Bridgewater Bancshares Inc.	10,937	230
*	OppFi Inc.	22,661	225
	Red River Bancshares Inc.	2,422	221
	Tiptree Inc.	11,967	214
	Northpointe Bancshares Inc.	11,045	212
	HBT Financial Inc.	6,542	209
	Primis Financial Corp.	12,126	198
	Avidia Bancorp Inc.	9,415	198
	Jefferson Capital Inc.	10,042	196
	Investar Holding Corp.	6,492	194
	NewtekOne Inc.	13,124	194
	KKR Real Estate Finance Trust Inc.	27,963	191
	Bank of Marin Bancorp	6,834	189
*	Ponce Financial Group Inc.	9,403	187
	First Bancorp Inc. (XNGS)	5,127	179
	RBB Bancorp	6,512	179
	Unity Bancorp Inc.	3,057	179
*	LendingTree Inc.	4,017	178
	Abacus Global Management Inc.	16,566	177
	FS Bancorp Inc.	4,030	175
	Capital Bancorp Inc.	4,980	175
	First Bank	9,830	174
	Colony Bankcorp Inc.	8,662	174
*	Open Lending Corp.	55,220	172
	Bankwell Financial Group Inc.	2,912	171
	Farmers & Merchants Bancorp Inc.	5,498	168
*	MBIA Inc.	25,573	167
	Timberland Bancorp Inc.	3,725	167
	Orange County Bancorp Inc.	4,486	165
*	Innventure Inc.	32,113	163
	Norwood Financial Corp.	5,054	162
	Waterstone Financial Inc.	7,821	162
	West BanCorp. Inc.	6,109	162
	Citizens & Northern Corp.	6,888	161
	Regional Management Corp.	3,824	158
	First United Corp.	3,453	152

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Plumas Bancorp	2,602	152
*	Claros Mortgage Trust Inc.	64,114	151
*	Octave Specialty Group Inc.	23,886	149
	BayCom Corp.	4,499	148
	Donegal Group Inc. Class A	7,832	148
	Investors Title Co.	538	147
	Citizens Financial Services Inc.	2,020	146
	Crawford & Co. Class A	12,848	145
	First Community Corp.	4,447	145
*	GBank Financial Holdings Inc.	4,772	145
	Isabella Bank Corp.	3,625	143
	Northeast Community Bancorp Inc.	5,063	140
	MVB Financial Corp.	4,789	139
	Parke Bancorp Inc.	4,197	139
	PCB Bancorp	4,856	138
*	Wealthfront Corp.	15,409	138
*	First Western Financial Inc.	4,255	137
	First Internet Bancorp	4,893	136
*,1	Better Home & Finance Holding Co.	4,908	135
	FVCBankcorp Inc.	7,664	134
*	Ategrity Specialty Holdings LLC	5,539	133
	Franklin Financial Services Corp.	2,111	132
	Ares Commercial Real Estate Corp.	29,199	131
	Commercial Bancgroup Inc.	4,040	130
	First National Corp.	4,292	129
	Ready Capital Corp.	72,683	127
	Ames National Corp.	4,288	127
	LCNB Corp.	7,096	125
*	First Northern Community Bancorp	6,906	124
	National Bankshares Inc.	3,377	123
*	Onity Group Inc.	3,091	123
*	Kingsway Corp.	11,609	121
*	Finance of America Cos. Inc. Class A	4,391	121
*	Avidbank Holdings Inc.	3,643	120
*	Ethos Technologies Inc. Class A	6,567	119
	First Capital Inc.	1,820	118
	Chemung Financial Corp.	1,559	116
	Western New England Bancorp Inc.	8,081	116
	Citizens Community Bancorp Inc.	4,934	115
*	Citizens Inc.	19,872	114
*	Hoyne Bancorp Inc.	6,835	114
	Blue Ridge Bankshares Inc.	31,852	112
	NexPoint Diversified Real Estate Trust	21,571	112
*	TWFG Inc.	4,671	112
	Eagle Financial Services Inc.	2,703	112
	CoastalSouth Bancshares Inc.	4,149	111
	TPG Mortgage Investment Trust Inc.	13,847	110
	John Marshall Bancorp Inc.	5,012	109
	American Coastal Insurance Corp. Class C	9,760	108
	Fidelity D&D Bancorp Inc.	2,088	107
	C&F Financial Corp.	1,327	106
	American Integrity Insurance Group Inc.	5,614	106
	Hawthorn Bancshares Inc.	2,619	103
	Bank7 Corp.	2,077	102
	USCB Financial Holdings Inc.	4,917	101
	BCB Bancorp Inc.	9,355	100
[1]	Community Bancorp. / VT	2,532	99
*	Oportun Financial Corp.	16,741	96
	CB Financial Services Inc.	2,513	95
	Chicago Atlantic Real Estate Finance Inc.	8,780	94
	Finward Bancorp	2,561	94
	Ohio Valley Banc Corp.	2,131	93
*	Pioneer Bancorp Inc.	5,447	93
*	Velocity Financial Inc.	5,063	93
	Angel Oak Mortgage REIT Inc.	10,246	93
	Oak Valley Bancorp	2,714	92
	Eagle Bancorp Montana Inc.	3,864	92
*	BV Financial Inc.	4,320	91
	Westwood Holdings Group Inc.	4,638	89
	MainStreet Bancshares Inc.	3,610	89

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Landmark Bancorp Inc.	2,894	89
	Richmond Mutual BanCorp. Inc.	5,498	87
*	BRC Group Holdings Inc.	10,511	84
*	Finwise Bancorp	5,778	84
*	FB Bancorp Inc.	5,484	83
	James River Group Holdings Inc.	18,918	83
	OP Bancorp	5,487	82
	Medallion Financial Corp.	7,935	81
	Meridian Corp.	3,811	76
	Nexpoint Real Estate Finance Inc.	4,880	76
	Virginia National Bankshares Corp.	1,713	76
*,1	Gemini Space Station Inc. Class A	17,727	76
	Kingstone Cos. Inc.	3,890	74
	Princeton Bancorp Inc.	1,948	74
	Peoples Bancorp of North Carolina Inc.	1,672	72
*	loanDepot Inc. Class A	54,598	68
	First US Bancshares Inc.	3,994	66
*	NI Holdings Inc.	4,121	65
*	ECB Bancorp Inc.	3,213	65
*	AlTi Global Inc.	18,087	65
*	Central Plains Bancshares Inc.	3,365	64
*	Rhinebeck Bancorp Inc.	3,651	63
*	Bakkt Inc.	7,938	62
*	Security National Financial Corp. Class A	6,285	61
*	ACRES Commercial Realty Corp.	3,409	61
	Provident Financial Holdings Inc.	3,436	59
	United Bancorp Inc.	3,671	58
*	Selectquote Inc.	68,168	57
*	NSTS Bancorp Inc.	4,078	56
	Pathfinder Bancorp Inc.	3,260	52
	Granite Point Mortgage Trust Inc.	33,445	50
	Seven Hills Realty Trust	5,896	50
	Sunrise Realty Trust Inc.	6,133	48
	Hanover Bancorp Inc.	2,042	48
	First Guaranty Bancshares Inc.	4,672	47
*	Affinity Bancshares Inc.	2,084	47
*	Chain Bridge Bancorp Inc. Class A	1,123	47
	SB Financial Group Inc.	1,815	46
*	DeFi Development Corp.	15,697	46
	Silvercrest Asset Management Group Inc. Class A	4,417	45
*	Sui Group Holdings Ltd.	37,008	43
	Donegal Group Inc. Class B	1,986	43
	SR Bancorp Inc.	1,916	38
	Hennessy Advisors Inc.	3,282	33
	Riverview Bancorp Inc.	5,789	31
	Manhattan Bridge Capital Inc.	6,330	29
*	Broadway Financial Corp.	3,045	29
*	eHealth Inc.	18,492	28
*	Hyperscale Data Inc.	192,531	27
	Bank of the James Financial Group Inc.	1,010	26
*	Consumer Portfolio Services Inc.	2,623	25
	Sound Financial Bancorp Inc.	573	25
*	Patriot National Bancorp Inc.	26,578	25
	Rithm Property Trust Inc.	1,693	24
*	Lincoln International Inc.	961	23
*	Fold Holdings Inc.	47,456	21
*	First Seacoast Bancorp Inc.	1,177	20
*	Kestrel Group Ltd.	2,259	20
*	Fifth District Bancorp Inc.	968	16
	CF Bankshares Inc.	449	15
*	Forbright Inc. Class A	433	8
*,2	Sterling Bancorp Inc.	15,111	—
			3,433,782
Health Care (9.2%)
	Eli Lilly & Co.	405,694	486,602
	Johnson & Johnson	1,152,515	292,704
	AbbVie Inc.	845,514	212,765
	UnitedHealth Group Inc.	434,658	180,657
	Merck & Co. Inc.	1,182,013	151,889

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Amgen Inc.	258,203	93,500
	Thermo Fisher Scientific Inc.	177,862	89,173
	Abbott Laboratories	834,110	75,687
	Gilead Sciences Inc.	594,333	75,088
*	Intuitive Surgical Inc.	169,482	67,400
	Pfizer Inc.	2,726,195	65,647
*	Vertex Pharmaceuticals Inc.	121,541	60,373
	Danaher Corp.	304,912	58,080
	Bristol-Myers Squibb Co.	976,960	56,292
	Stryker Corp.	165,014	51,953
	Medtronic plc	614,334	48,059
	Elevance Health Inc. (XNYS)	103,033	39,846
	Cigna Group	126,688	34,925
	Regeneron Pharmaceuticals Inc.	49,280	30,728
*	Boston Scientific Corp.	711,179	30,353
	HCA Healthcare Inc.	74,310	28,973
	Cardinal Health Inc.	111,867	26,575
*	Edwards Lifesciences Corp.	275,498	24,922
	Humana Inc.	57,375	22,791
	Becton Dickinson & Co.	131,969	19,971
*	IDEXX Laboratories Inc.	37,792	19,895
*	Alnylam Pharmaceuticals Inc.	63,818	19,211
*	Revolution Medicines Inc.	97,068	18,179
	Agilent Technologies Inc.	135,242	17,964
*	Natera Inc.	65,515	17,784
*	Waters Corp.	47,027	17,637
*	IQVIA Holdings Inc.	79,680	15,396
*	Biogen Inc.	70,548	15,243
*	Centene Corp.	236,165	15,159
	GE HealthCare Technologies Inc.	218,167	13,965
	ResMed Inc.	69,401	13,525
	Zoetis Inc.	180,869	12,997
*	Veeva Systems Inc. Class A	70,476	12,507
*	Dexcom Inc.	184,798	12,446
	West Pharmaceutical Services Inc.	33,896	12,169
*	Illumina Inc.	68,977	12,128
*	Moderna Inc.	170,760	11,958
	Quest Diagnostics Inc.	52,998	11,233
*	Insmed Inc.	103,714	11,058
*	United Therapeutics Corp.	20,308	11,003
	Labcorp Holdings Inc.	39,262	10,993
	STERIS plc	46,935	9,883
*	Incyte Corp.	81,100	9,193
*	Guardant Health Inc.	60,121	9,020
	Viatris Inc.	556,868	8,843
*	Roivant Sciences Ltd.	244,310	8,646
*	Neurocrine Biosciences Inc.	48,058	8,099
	Zimmer Biomet Holdings Inc.	92,194	7,937
*	Tenet Healthcare Corp.	41,382	7,742
*	Medline Inc. Class A	186,532	7,357
*	Jazz Pharmaceuticals plc	28,439	6,853
*	Cooper Cos. Inc.	93,337	6,693
*	Bridgebio Pharma Inc.	84,526	6,296
*	Exelixis Inc.	113,729	6,188
*	Ionis Pharmaceuticals Inc.	75,121	5,956
	Revvity Inc.	53,185	5,917
*	Elanco Animal Health Inc. (XNYS)	238,568	5,871
*	Medpace Holdings Inc.	10,864	5,753
*	Molina Healthcare Inc.	24,983	5,714
*	Penumbra Inc.	17,834	5,631
*	Cytokinetics Inc.	64,902	5,529
*	Align Technology Inc.	32,692	5,514
*	BrightSpring Health Services Inc.	78,044	5,443
*	Solventum Corp.	70,378	5,430
*	BioMarin Pharmaceutical Inc.	92,691	5,304
	Baxter International Inc.	248,344	5,295
	Bio-Techne Corp.	74,488	5,263
*	Charles River Laboratories International Inc.	23,117	5,243
*	Arrowhead Pharmaceuticals Inc.	63,706	5,193
*	Axsome Therapeutics Inc.	20,997	5,139

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Krystal Biotech Inc.	13,641	5,070
*	Insulet Corp.	33,143	5,046
	Encompass Health Corp.	47,324	4,784
*	Madrigal Pharmaceuticals Inc.	8,848	4,751
*	Praxis Precision Medicines Inc.	13,305	4,454
	Ensign Group Inc.	27,776	4,452
*	Halozyme Therapeutics Inc.	56,580	4,429
*	Globus Medical Inc. Class A	54,335	4,293
*	Alkermes plc	79,344	4,157
*	Vaxcyte Inc.	69,161	4,020
*	Henry Schein Inc.	46,348	3,871
*	Corcept Therapeutics Inc.	43,679	3,798
*	Protagonist Therapeutics Inc.	30,753	3,770
*	Apogee Therapeutics Inc.	28,240	3,748
*	Glaukos Corp.	26,497	3,703
*	Rhythm Pharmaceuticals Inc.	32,930	3,656
*	TG Therapeutics Inc.	65,906	3,621
	Universal Health Services Inc. Class B	24,341	3,619
*	Kymera Therapeutics Inc.	31,258	3,584
*	Hims & Hers Health Inc.	101,478	3,518
*	Repligen Corp.	25,772	3,516
*	DaVita Inc.	15,505	3,450
*	Lantheus Holdings Inc.	30,903	3,428
*	HealthEquity Inc.	37,782	3,412
*	Spyre Therapeutics Inc.	37,364	3,317
*	Nuvalent Inc. Class A	26,556	3,280
*	Avantor Inc.	325,967	3,227
*	PTC Therapeutics Inc.	39,461	3,219
*	Tempus AI Inc. Class A	54,796	3,174
	Bruker Corp.	50,632	3,047
	Chemed Corp.	6,479	3,018
*	Cogent Biosciences Inc.	76,978	2,979
*	Scholar Rock Holding Corp.	53,168	2,924
*	Twist Bioscience Corp.	28,261	2,907
*	Mirum Pharmaceuticals Inc.	24,506	2,869
*	Ligand Pharmaceuticals Inc.	9,073	2,868
*	Liquidia Corp.	34,278	2,733
	Teleflex Inc.	21,302	2,700
*	Bio-Rad Laboratories Inc. Class A	8,860	2,601
*	CG oncology Inc.	35,460	2,519
*	Travere Therapeutics Inc.	44,044	2,502
*	Oruka Therapeutics Inc.	25,886	2,464
*	Dianthus Therapeutics Inc.	24,812	2,419
*	Indivior Pharmaceuticals Inc.	58,110	2,384
*	Erasca Inc.	127,631	2,338
*	Sotera Health Co.	128,222	2,276
*	Veracyte Inc.	38,501	2,261
*	Celcuity Inc.	20,893	2,186
*	RadNet Inc.	34,104	2,103
*	Tango Therapeutics Inc.	66,999	2,094
*	Alignment Healthcare Inc.	87,675	2,088
*	10X Genomics Inc. Class A	53,595	2,055
*	Envista Holdings Corp.	77,729	2,048
*	Viking Therapeutics Inc.	52,087	2,032
*	Relay Therapeutics Inc.	103,518	1,937
*	Merit Medical Systems Inc.	27,214	1,887
*	Hinge Health Inc. Class A	22,600	1,876
*	Crinetics Pharmaceuticals Inc.	49,797	1,863
*	IRhythm Holdings Inc.	15,304	1,820
*	Edgewise Therapeutics Inc.	43,891	1,783
*	Brookdale Senior Living Inc.	109,944	1,769
*	Catalyst Pharmaceuticals Inc.	56,211	1,767
*	ICU Medical Inc.	11,919	1,747
	Organon & Co.	127,143	1,722
*	Ideaya Biosciences Inc.	44,918	1,674
	Concentra Group Holdings Parent Inc.	55,992	1,666
*	Beam Therapeutics Inc.	48,154	1,653
*	Denali Therapeutics Inc.	63,734	1,639
*	Haemonetics Corp.	21,759	1,632
*	Option Care Health Inc.	75,021	1,573

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Adaptive Biotechnologies Corp.	72,965	1,565
*	ACADIA Pharmaceuticals Inc.	61,745	1,562
*	Integer Holdings Corp.	16,495	1,541
*	Ultragenyx Pharmaceutical Inc.	45,976	1,535
*	Dyne Therapeutics Inc.	68,959	1,532
*,1	ImmunityBio Inc.	171,581	1,502
*	Immunovant Inc.	38,615	1,488
*	Warby Parker Inc. Class A	48,889	1,483
*	Amneal Pharmaceuticals Inc.	85,055	1,472
*	Enliven Therapeutics Inc.	28,469	1,445
*	Arcutis Biotherapeutics Inc.	54,414	1,427
*	Privia Health Group Inc.	53,533	1,377
*	Celldex Therapeutics Inc.	36,790	1,369
*	Billiontoone Inc. Class A	11,006	1,321
*	Alumis Inc.	46,869	1,319
*,1	SELLAS Life Sciences Group Inc.	87,758	1,295
*	Doximity Inc. Class A	62,177	1,290
	National HealthCare Corp.	6,086	1,286
*	Arcus Biosciences Inc.	41,267	1,272
*	Kiniksa Pharmaceuticals International plc	19,556	1,251
*	Tarsus Pharmaceuticals Inc.	19,840	1,249
*	Vera Therapeutics Inc.	28,846	1,238
*	BioCryst Pharmaceuticals Inc.	123,706	1,237
*	Acadia Healthcare Co. Inc.	41,720	1,232
*	GRAIL Inc.	17,985	1,228
*	Supernus Pharmaceuticals Inc.	26,338	1,225
*	Nurix Therapeutics Inc.	50,404	1,223
*	VeraDermics Inc.	9,351	1,150
*	Nektar Therapeutics	16,312	1,139
*	Trevi Therapeutics Inc.	60,574	1,130
*	Caris Life Sciences Inc.	63,400	1,130
*	Waystar Holding Corp.	54,285	1,114
*	Vericel Corp.	24,949	1,110
*	Axogen Inc.	23,884	1,103
*	HeartFlow Inc.	37,492	1,100
*	LifeStance Health Group Inc.	102,029	1,093
*	Agios Pharmaceuticals Inc.	29,052	1,078
*	Intellia Therapeutics Inc.	63,183	1,069
*	Prestige Consumer Healthcare Inc.	22,475	1,062
*	Disc Medicine Inc.	14,510	1,061
	DENTSPLY SIRONA Inc.	99,334	1,054
*	TransMedics Group Inc.	15,418	1,024
*	Immunome Inc.	47,604	1,009
*	Clover Health Investments Corp.	190,345	997
*	Progyny Inc.	34,377	991
*	Pediatrix Medical Group Inc.	38,656	979
*	Astrana Health Inc.	20,878	969
*	Ocular Therapeutix Inc.	98,128	964
	LeMaitre Vascular Inc.	10,035	963
*	Neogen Corp.	106,248	955
*	UFP Technologies Inc.	3,592	952
*	Viridian Therapeutics Inc.	51,465	945
*	Taysha Gene Therapies Inc.	137,764	938
*	NeoGenomics Inc.	63,593	928
*	Stoke Therapeutics Inc.	28,231	924
*	Syndax Pharmaceuticals Inc.	41,613	910
*	MBX Biosciences Inc.	16,469	909
*	Monte Rosa Therapeutics Inc.	36,897	893
*	Recursion Pharmaceuticals Inc. Class A	241,284	886
*	Sarepta Therapeutics Inc.	49,083	882
*	ADMA Biologics Inc.	104,891	878
*	Addus HomeCare Corp.	8,727	877
*	Amylyx Pharmaceuticals Inc.	48,756	876
*	Palvella Therapeutics Inc.	5,621	859
*	Omnicell Inc.	20,268	842
*	Harmony Biosciences Holdings Inc.	22,899	834
*	Healthcare Services Group Inc.	33,622	826
*	CorVel Corp.	13,113	820
*	Iovance Biotherapeutics Inc.	196,334	817
*	Mineralys Therapeutics Inc.	29,884	806

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Summit Therapeutics Inc. (XNMS)	54,882	800
*	Fortrea Holdings Inc.	45,878	798
*	Novocure Ltd.	52,620	797
*	PACS Group Inc.	18,617	794
*	ANI Pharmaceuticals Inc.	9,374	776
*	Butterfly Network Inc.	91,708	772
*	Absci Corp.	65,722	762
*	Nuvation Bio Inc.	133,928	761
*	Innoviva Inc.	32,825	745
*	Novavax Inc.	79,078	745
*	Teladoc Health Inc.	86,748	736
*	Kodiak Sciences Inc.	18,794	732
*	Vir Biotechnology Inc.	71,630	730
*	Bicara Therapeutics Inc.	24,253	720
*	AtaiBeckley Inc.	136,623	720
*	CareDx Inc.	24,322	693
*	AnaptysBio Inc.	9,980	674
*	ArriVent Biopharma Inc.	19,281	670
	Perrigo Co. plc	64,190	667
*	Surgery Partners Inc.	39,091	657
*	AtriCure Inc.	23,192	649
*	Harrow Inc.	15,007	637
*	Inspire Medical Systems Inc.	13,971	623
*	AMN Healthcare Services Inc.	19,228	622
*	Sionna Therapeutics Inc.	14,099	620
*	GeneDx Holdings Corp.	8,978	616
*	Omada Health Inc.	27,981	614
*	BioLife Solutions Inc.	21,451	606
*	Capricor Therapeutics Inc.	25,137	605
*	Rapport Therapeutics Inc.	14,475	603
*	Jade Biosciences Inc.	27,156	603
*	Maze Therapeutics Inc.	20,059	599
*	MannKind Corp.	139,991	596
*	Procept Biorobotics Corp.	26,155	591
*	Xeris Biopharma Holdings Inc.	74,568	591
*	agilon health Inc.	5,512	591
*	Zymeworks Inc.	22,569	590
*	Sonida Senior Living Inc.	14,438	589
*	Integra LifeSciences Holdings Corp.	32,675	587
*	Savara Inc.	94,779	584
*	Xencor Inc.	35,566	573
*	Pennant Group Inc.	15,495	573
*	EyePoint Inc.	39,896	571
*	Ardelyx Inc.	111,837	570
*	Cullinan Therapeutics Inc.	30,710	559
*	Collegium Pharmaceutical Inc.	15,054	545
*	QuidelOrtho Corp.	31,100	545
*	Enovis Corp.	26,001	538
*	AdaptHealth Corp.	51,491	537
*	Corvus Pharmaceuticals Inc.	35,779	535
*	Inhibrx Biosciences Inc.	5,614	532
*	Tyra Biosciences Inc.	16,452	525
*	Avanos Medical Inc.	20,480	510
*	Tandem Diabetes Care Inc.	33,106	500
*	Azenta Inc.	19,451	496
*	Kura Oncology Inc.	44,655	490
*	Artivion Inc.	21,751	489
*	Precigen Inc.	85,325	486
*	Septerna Inc.	14,486	485
	US Physical Therapy Inc.	7,028	483
*	Avalo Therapeutics Inc.	25,869	478
*	Solid Biosciences Inc.	47,115	471
*	ORIC Pharmaceuticals Inc.	43,404	470
*	Personalis Inc.	35,021	469
*	Alphatec Holdings Inc.	53,883	466
*	Pacira BioSciences Inc.	18,260	463
*,1	Parabilis Medicines Inc.	16,880	462
*	Olema Pharmaceuticals Inc.	36,807	460
	CONMED Corp.	13,817	452
*	BioAge Labs Inc.	17,988	441

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	STAAR Surgical Co.	14,415	414
*	Annexon Inc.	71,354	407
*	Nutex Health Inc.	2,384	407
*	Alto Neuroscience Inc.	15,200	401
*	Zevra Therapeutics Inc.	27,856	399
*	Kailera Therapeutics Inc.	17,945	395
*	Vor BioPharma Inc.	20,925	385
*	Geron Corp. (XNGS)	299,053	383
*	Arbutus Biopharma Corp.	79,063	380
	iRadimed Corp.	3,935	376
*	Maravai LifeSciences Holdings Inc. Class A	60,043	375
*	Aveanna Healthcare Holdings Inc.	43,713	375
*	Esperion Therapeutics Inc.	114,669	362
*	Eton Pharmaceuticals Inc.	10,002	362
*	Kestra Medical Technologies Ltd.	14,148	360
*	Certara Inc.	54,048	354
*	Talkspace Inc.	66,436	345
*	CytomX Therapeutics Inc.	91,733	344
*	Amphastar Pharmaceuticals Inc.	16,989	343
*	SI-BONE Inc.	20,800	339
*	Candel Therapeutics Inc.	32,770	338
*	Hemab Therapeutics Holdings Inc.	9,198	338
	HealthStream Inc.	12,167	332
*	LB Pharmaceuticals Inc.	10,170	330
*	First Tracks Biotherapeutics Inc.	16,236	327
	Phibro Animal Health Corp. Class A	10,146	319
*	Omeros Corp.	33,398	318
*	Zenas Biopharma Inc.	12,476	317
*	Aclaris Therapeutics Inc.	59,491	315
*	Tactile Systems Technology Inc.	10,582	315
*	Theravance Biopharma Inc.	18,166	309
*	Phathom Pharmaceuticals Inc.	28,419	308
*	Replimune Group Inc.	27,666	306
*	Janux Therapeutics Inc.	19,933	306
*	Sana Biotechnology Inc.	87,444	305
*	Avalyn Pharma Inc.	9,223	304
*	Ironwood Pharmaceuticals Inc.	71,834	302
*	Relmada Therapeutics Inc.	43,534	301
*	Rigel Pharmaceuticals Inc.	7,705	301
*	4D Molecular Therapeutics Inc.	22,589	300
*	Phreesia Inc.	29,057	299
*	Aura Biosciences Inc.	41,934	298
*	Castle Biosciences Inc.	12,416	296
*	Beta Bionics Inc.	18,709	293
*	Altimmune Inc.	94,001	286
*	Arvinas Inc.	33,171	276
*,1	Achieve Life Sciences Inc.	42,235	276
*	Design Therapeutics Inc.	19,051	276
*	Allogene Therapeutics Inc.	128,181	267
*	Climb Bio Inc.	20,426	266
*	REGENXBIO Inc.	22,034	264
*	Ceribell Inc.	13,526	263
*	MapLight Therapeutics Inc.	7,297	262
*	CorMedix Inc.	33,128	260
*	Aktis Oncology Inc.	8,029	259
*	Myriad Genetics Inc.	45,230	258
*	C4 Therapeutics Inc.	54,231	253
*	Generate Biomedicines Inc.	14,889	251
*	Pulse Biosciences Inc.	8,976	249
*	Evolent Health Inc. Class A	45,776	248
*	Lexicon Pharmaceuticals Inc.	100,212	241
*	Cytek Biosciences Inc.	54,376	241
*	Cerus Corp.	81,851	239
*	Cabaletta Bio Inc.	76,892	239
*	Ovid therapeutics Inc.	88,375	238
*	Immix Biopharma Inc.	22,835	235
*	Sutro Biopharma Inc.	7,075	235
*	XOMA Royalty Corp.	5,404	230
*	Shattuck Labs Inc.	32,822	228
*	Contineum Therapeutics Inc. Class A	13,802	226

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Ocugen Inc.	146,991	225
*,1	ARS Pharmaceuticals Inc.	27,743	222
*	Forte Biosciences Inc.	10,419	221
*	AngioDynamics Inc.	16,851	219
*	BridgeBio Oncology Therapeutics Inc.	28,792	219
*	Editas Medicine Inc.	66,901	217
*	Community Health Systems Inc.	63,865	213
*	Pacific Biosciences of California Inc.	127,024	213
*	ClearPoint Neuro Inc.	11,953	213
*	Emergent BioSolutions Inc.	25,357	212
*	Ginkgo Bioworks Holdings Inc.	21,342	212
*	NeuroPace Inc.	13,081	208
*	Sagimet Biosciences Inc. Class A	26,856	208
*	OPKO Health Inc.	137,776	207
*	MiMedx Group Inc.	53,585	206
*	Kyverna Therapeutics Inc.	23,148	206
*	Tectonic Therapeutic Inc.	5,979	206
*	Rezolute Inc.	38,633	201
*	Varex Imaging Corp.	19,020	198
*	Fulgent Genetics Inc.	9,609	197
*	X4 Pharmaceuticals Inc.	42,268	197
*,1	Monopar Therapeutics Inc.	2,105	195
*	Orthofix Medical Inc.	21,185	194
*	Aquestive Therapeutics Inc.	46,729	194
*,1	Crescent Biopharma Inc.	10,796	194
*	Vanda Pharmaceuticals Inc.	30,691	188
	NRC Health	8,636	186
*	Bioventus Inc. Class A	19,707	186
*	Zentalis Pharmaceuticals Inc.	38,041	185
*	Oncology Institute Inc.	33,552	182
*	Puma Biotechnology Inc.	22,371	181
*	Nuvectis Pharma Inc.	9,806	180
*	Neurogene Inc.	5,645	178
*	Tenax Therapeutics Inc.	11,936	174
*	Enanta Pharmaceuticals Inc.	11,891	173
*	Prime Medicine Inc.	45,859	169
*	Claritev Corp.	4,913	168
*	Lexeo Therapeutics Inc.	35,781	167
*	Assembly Biosciences Inc.	6,073	167
*	OrthoPediatrics Corp.	8,645	165
*	Abeona Therapeutics Inc.	26,710	165
*	Perspective Therapeutics Inc.	47,732	163
*	Viemed Healthcare Inc.	14,170	162
*	Benitec Biopharma Inc.	12,014	161
*	Century Therapeutics Inc.	65,179	160
*	Verastem Inc.	41,768	160
*	MacroGenics Inc.	32,184	149
*	Evolus Inc.	21,334	148
*	Atea Pharmaceuticals Inc.	31,847	148
*	TruBridge Inc.	5,616	147
*	Delcath Systems Inc.	11,445	144
*	Opus Genetics Inc.	34,934	144
*	Compass Therapeutics Inc.	64,864	142
*	Eledon Pharmaceuticals Inc.	35,863	141
*	Upstream Bio Inc.	20,425	141
*	908 Devices Inc.	15,916	138
*	Akebia Therapeutics Inc.	120,577	137
*	Fate Therapeutics Inc.	50,020	135
*	OraSure Technologies Inc.	30,211	135
*	Entrada Therapeutics Inc.	17,842	131
*	Standard BioTools Inc.	158,162	130
*	Lyell Immunopharma Inc.	9,238	130
*	Evommune Inc.	9,814	130
*	Electromed Inc.	2,975	126
*	Rocket Pharmaceuticals Inc.	36,646	125
*	Eikon Therapeutics Inc.	9,490	124
*	Lineage Cell Therapeutics Inc.	93,589	123
*	Senseonics Holdings Inc.	21,648	123
*	Invivyd Inc.	139,946	122
*	GoodRx Holdings Inc. Class A	41,857	121

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	CapsoVision Inc.	15,978	121
*	Odyssey Therapeutics Inc.	6,442	121
*	Alamar Biosciences Inc.	4,381	119
*	Orchestra BioMed Holdings Inc.	27,315	118
*	Lumexa Imaging Holdings Inc.	10,288	116
*	Fulcrum Therapeutics Inc.	31,479	115
*,1	Galectin Therapeutics Inc.	24,567	114
*	Ardent Health Inc.	11,574	114
*	Voyager Therapeutics Inc.	32,198	113
	Utah Medical Products Inc.	1,605	111
*	OmniAb Inc.	44,629	110
*	SAB Biotherapeutics Inc.	27,855	109
*	Tonix Pharmaceuticals Holding Corp.	8,566	109
*	Fennec Pharmaceuticals Inc.	10,018	108
*	Precision BioSciences Inc.	13,730	108
*	Seaport Therapeutics Inc.	4,994	108
*	Corbus Pharmaceuticals Holdings Inc.	11,420	107
*	Immunic Inc.	6,993	107
*,1	Humacyte Inc.	136,276	106
*	Inhibikase Therapeutics Inc.	52,148	106
*,1	Immuneering Corp. Class A	20,937	104
*	Protara Therapeutics Inc.	26,902	103
*	Minerva Neurosciences Inc.	18,555	103
*	KORU Medical Systems Inc.	24,313	102
*	Biodesix Inc.	4,505	102
*	Accendra Health Inc.	29,391	101
*	Anavex Life Sciences Corp.	38,660	100
*	Prelude Therapeutics Inc.	18,431	98
*	Lucid Diagnostics Inc.	91,840	98
	Embecta Corp.	29,978	98
*	Surrozen Inc.	3,751	97
*	Alector Inc.	47,602	96
*	Sight Sciences Inc.	17,749	96
*	Codexis Inc.	41,453	94
*	Coherus Oncology Inc.	67,253	94
*	Foghorn Therapeutics Inc.	19,268	94
*	Innovage Holding Corp.	7,908	94
*	TriSalus Life Sciences Inc.	20,654	94
*	Nkarta Inc.	32,845	93
*	Atrium Therapeutics Inc.	6,870	92
*	Quanterix Corp.	21,088	91
*	Larimar Therapeutics Inc.	29,674	91
*	Inogen Inc.	13,936	90
*	Shoulder Innovations Inc.	4,386	89
*	SpyGlass Pharma Inc.	3,982	89
*	Neumora Therapeutics Inc.	51,935	88
*	ALX Oncology Holdings Inc.	40,865	85
*	Artiva Biotherapeutics Inc.	8,782	85
*	Tenaya Therapeutics Inc.	113,232	84
*	Gyre Therapeutics Inc.	12,676	84
*	Lifecore Biomedical Inc.	15,740	83
*,1	Greenwich Lifesciences Inc.	3,527	83
*	Apyx Medical Corp.	18,313	82
	SIGA Technologies Inc.	22,419	82
*	Keros Therapeutics Inc.	7,704	82
*	Pyxis Oncology Inc.	26,650	80
*,1	Karyopharm Therapeutics Inc.	8,145	80
*	Cryo-Cell International Inc.	24,974	80
*	Treace Medical Concepts Inc.	19,325	77
*	RxSight Inc.	15,873	77
*	CAMP4 Therapeutics Corp.	17,654	77
*	Organogenesis Holdings Inc.	31,293	76
*	Alpha Teknova Inc.	13,393	76
*	Q32 Bio Inc.	5,934	76
*	Health Catalyst Inc.	37,139	74
*	Nautilus Biotechnology Inc.	39,344	74
*	Arcturus Therapeutics Holdings Inc.	10,819	73
*	RCM Technologies Inc.	2,589	73
*,1	Outlook Therapeutics Inc.	46,106	73
	Acme United Corp.	1,512	72

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Equillium Inc.	22,500	72
*	Whitehawk Therapeutics Inc.	15,745	72
*	OnKure Therapeutics Inc. Class A	15,524	71
*,1	Mobia Medical Inc.	5,266	71
*	Unicycive Therapeutics Inc.	14,411	68
*,1	Canton Strategic Holdings Inc.	24,272	68
*	Anika Therapeutics Inc.	4,570	67
*	LifeMD Inc.	16,333	67
*	Hyperfine Inc.	49,477	67
*	American Well Corp. Class A	7,355	67
*	Avita Medical Inc.	15,718	65
*	Acumen Pharmaceuticals Inc.	24,488	65
*	NRX Pharmaceuticals Inc.	15,459	63
*,1	Kairos Pharma Ltd.	163,934	63
*,1	Spruce Biosciences Inc.	1,159	63
*	An2 Therapeutics Inc.	12,781	62
*	LENZ Therapeutics Inc.	10,957	62
*	Niagen Bioscience Inc.	19,229	61
*	Stereotaxis Inc.	34,931	60
*	PMV Pharmaceuticals Inc.	45,045	60
*	Quantum-Si Inc.	68,080	60
*	Coya Therapeutics Inc.	10,246	60
*	Lixte Biotechnology Holdings Inc.	8,078	60
*	Anixa Biosciences Inc.	21,079	59
*	Polaryx Therapeutics Inc.	21,856	58
*	Black Diamond Therapeutics Inc.	30,769	57
*	vTv Therapeutics Inc. Class A	1,523	57
*	MAIA Biotechnology Inc.	39,706	57
*	Cingulate Inc.	10,246	56
*	Heron Therapeutics Inc.	129,323	55
*	OptimizeRx Corp.	9,560	55
*	Fortress Biotech Inc.	18,051	55
*	LeonaBio Inc.	5,988	55
*	Neuraxis Inc.	7,463	55
*	Biomea Fusion Inc.	36,499	54
*	Caribou Biosciences Inc.	30,813	54
*	Fractyl Health Inc.	67,750	54
*	Cartesian Therapeutics Inc. (XNMS)	5,207	54
*	Pro-Dex Inc.	906	53
*	InfuSystem Holdings Inc.	5,447	53
*	Pliant Therapeutics Inc.	46,193	53
*	Journey Medical Corp.	7,375	52
*	iBio Inc.	29,586	52
*	ImmuCell Corp.	5,165	52
*	CareCloud Inc.	24,155	51
*	Pelthos Therapeutics Inc.	1,818	51
*	Spero Therapeutics Inc.	22,820	50
*	Exagen Inc.	10,707	50
*	Genelux Corp.	16,729	50
*	Rallybio Corp.	3,141	50
*	Seer Inc.	29,070	48
*	Microbot Medical Inc.	24,691	48
*	GMR Solutions Inc. Class A	3,123	48
*	Cypherpunk Technologies Inc.	76,899	47
*	Joint Corp.	5,245	46
*	Inovio Pharmaceuticals Inc.	42,017	46
*	Aldeyra Therapeutics Inc.	21,148	45
*	Korro Bio Inc.	3,358	44
*	PDS Biotechnology Corp.	47,619	42
*	CVRx Inc.	8,150	42
*	SANUWAVE Health Inc.	4,232	42
*	Owlet Inc.	7,062	41
*	Champions Oncology Inc.	6,527	40
*,1	Tevogen Bio Holdings Inc.	7,035	40
*	TuHURA Biosciences Inc.	16,774	39
*	Carlsmed Inc.	3,774	39
*	Outset Medical Inc.	8,744	38
*	Cognition Therapeutics Inc.	31,797	37
*,1	Cardiff Oncology Inc.	27,727	36
*	PepGen Inc.	19,889	36

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Sera Prognostics Inc. Class A	18,716	34
*	Armata Pharmaceuticals Inc.	5,316	34
*	Kardigan Inc.	1,435	34
*	Agenus Inc.	10,885	33
*	Atara Biotherapeutics Inc.	2,844	33
*,1	Cue Biopharma Inc.	1,019	32
*	LENSAR Inc.	5,198	30
*	Sanara Medtech Inc.	1,279	30
*	Scilex Holding Co.	3,805	30
*	Pulmonx Corp.	22,314	29
*	TScan Therapeutics Inc.	29,605	29
*	Context Therapeutics Inc.	53,125	29
*	Aardvark Therapeutics Inc.	4,951	29
*	aTyr Pharma Inc.	45,980	27
*	MaxCyte Inc.	22,321	27
*	DocGo Inc.	52,945	27
*	Rein Therapeutics Inc.	26,098	27
*,1	Elicio Operating Co. Inc.	6,579	26
*	Insight Molecular Diagnostics Inc.	4,456	26
*	Filana Therapeutics Inc.	20,730	25
*	Biote Corp. Class A	12,979	25
*	Annovis Bio Inc.	12,723	24
*	Rani Therapeutics Holdings Inc. Class A	31,501	24
*	Rapid Micro Biosystems Inc. Class A	14,085	24
*	Adicet Bio Inc.	2,584	22
*	Neonc Technologies Holdings Inc.	4,845	22
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	Definitive Healthcare Corp.	24,096	20
*,1	Gossamer Bio Inc.	107,368	18
*	BioSig Technologies Inc.	21,128	18
*	Rockwell Medical Inc.	25,806	14
*,2	Inhibrx Inc. CVR	22,181	14
*	Accuray Inc.	51,997	13
*	Eloxx Pharmaceuticals Inc.	877	12
*	CytoSorbents Corp.	29,596	11
*	Seres Therapeutics Inc.	1,371	11
*,1	Apimeds Pharmaceuticals US Inc.	12,034	11
*	Milestone Scientific Inc.	10,938	4
*	Atlantic International Corp.	4,059	4
*	P3 Health Partners Inc.	152	2
*,2	Coherus Biosciences Inc. CVR	15,512	1
*	Turn Therapeutics Inc.	129	1
*,2	OmniAb Inc. 12.5 Earnout	3,939	—
*,2	OmniAb Inc. 15 Earnout	3,939	—
*,2	Spectrum Pharmaceuticals Inc. CVR	109,299	—
*,2	Traws Pharma Inc. CVR	14,441	—
*,2	Ikena Oncology Inc. CVR	37,037	—
			3,186,902
Industrials (12.4%)
	Visa Inc. Class A (XNYS)	719,208	246,753
	Caterpillar Inc. (XNYS)	220,406	234,710
	Mastercard Inc. Class A	377,588	193,929
	General Electric Co.	499,279	186,596
	GE Vernova Inc.	128,594	151,080
	RTX Corp.	644,671	122,313
	American Express Co.	261,139	88,330
*	Boeing Co.	377,369	81,689
	Eaton Corp. plc	185,892	79,212
	Deere & Co.	122,725	77,848
	Union Pacific Corp.	284,175	77,296
	Capital One Financial Corp.	297,942	59,773
	Parker-Hannifin Corp.	60,361	59,040
	Lockheed Martin Corp.	110,353	56,220
	Trane Technologies plc	105,792	51,961
	Quanta Services Inc.	71,768	51,676
	Howmet Aerospace Inc.	191,596	51,512
	Cummins Inc.	66,084	47,132
	General Dynamics Corp.	122,771	43,490
	Automatic Data Processing Inc.	191,360	42,855

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Johnson Controls International plc	291,738	42,626
	CSX Corp.	889,172	42,262
	3M Co.	249,519	40,400
*	Bloom Energy Corp. Class A	129,335	39,150
	Sherwin-Williams Co.	112,060	38,584
	Emerson Electric Co.	268,129	38,383
	United Parcel Service Inc. Class B (XNYS)	356,940	38,371
	Accenture plc Class A	293,832	36,564
	TransDigm Group Inc.	26,743	35,623
	Illinois Tool Works Inc.	130,886	35,401
	Northrop Grumman Corp.	67,963	34,614
	CRH plc	319,379	34,174
	United Rentals Inc.	29,958	33,939
	Honeywell International Inc.	151,579	33,939
	Norfolk Southern Corp.	107,396	33,786
*	Honeywell Aerospace Inc.	151,579	33,511
	Comfort Systems USA Inc.	16,843	33,382
	FedEx Corp.	102,818	32,195
	PACCAR Inc.	251,724	30,237
	WW Grainger Inc.	21,471	29,209
*	Keysight Technologies Inc.	81,780	28,629
*	Rocket Lab Corp.	277,011	28,158
	Cintas Corp.	162,870	27,701
	Carrier Global Corp.	377,270	27,673
	AMETEK Inc.	109,630	26,524
	Rockwell Automation Inc.	53,177	26,327
	L3Harris Technologies Inc.	89,162	25,910
	Ferguson Enterprises Inc.	92,702	22,001
	Westinghouse Air Brake Technologies Corp.	81,302	21,919
*	Axon Enterprise Inc.	36,689	20,568
*	Block Inc. (XNYS)	256,397	19,486
	Old Dominion Freight Line Inc.	89,585	19,404
	Vulcan Materials Co.	62,150	18,335
	EMCOR Group Inc.	21,297	17,674
	PayPal Holdings Inc. (XNGS)	393,088	16,974
	Martin Marietta Materials Inc.	28,841	16,633
	Ingersoll Rand Inc. (XYNS)	187,248	15,352
	Paychex Inc.	154,139	15,156
	Sunbelt Rentals Holdings Inc.	198,132	14,822
*	Teledyne Technologies Inc.	22,135	14,762
	Dover Corp.	64,436	14,452
	MKS Inc.	32,356	14,392
	Xylem Inc.	113,646	13,434
	Curtiss-Wright Corp.	17,697	13,410
	FTAI Aviation Ltd.	49,189	13,307
	Hubbell Inc.	25,349	13,263
	Otis Worldwide Corp.	183,353	13,128
	nVent Electric plc	77,318	13,114
	HEICO Corp. Class A	50,192	12,945
	PPG Industries Inc.	106,684	12,940
*	ATI Inc.	65,259	12,863
*	MasTec Inc.	30,230	12,577
*	Fair Isaac Corp.	10,515	12,563
*	Mettler-Toledo International Inc.	9,635	12,309
	Synchrony Financial	159,917	12,162
	Woodward Inc.	28,473	12,114
*	Sterling Infrastructure Inc.	13,954	11,712
	Smurfit Westrock plc	250,683	11,597
	Verisk Analytics Inc.	62,783	11,271
*	Fiserv Inc.	229,617	11,263
*	XPO Inc.	53,409	10,964
	JB Hunt Transport Services Inc.	36,147	10,462
	Veralto Corp.	117,674	10,435
*	Affirm Holdings Inc.	126,335	10,303
	Expeditors International of Washington Inc.	62,788	10,233
	Packaging Corp. of America	42,748	10,186
	CH Robinson Worldwide Inc.	53,327	10,044
	Snap-on Inc.	24,857	10,002
*	Corpay Inc.	29,759	9,918
	Fidelity National Information Services Inc.	247,654	9,629

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Dow Inc.	345,955	9,465
	Equifax Inc.	56,753	9,008
	DuPont de Nemours Inc.	65,478	8,881
	Fortive Corp.	145,286	8,876
	Global Payments Inc. (XNYS)	119,078	8,640
	Lennox International Inc.	15,019	8,605
	BWX Technologies Inc.	43,915	8,548
	ITT Inc.	42,913	8,486
*	Generac Holdings Inc.	28,141	8,240
	WESCO International Inc.	23,344	8,064
	IDEX Corp.	35,507	8,058
	Ball Corp.	127,240	7,940
*	API Group Corp.	187,076	7,923
	Masco Corp.	96,746	7,872
*	Fedex Freight Holding Co. Inc.	51,527	7,781
	Nordson Corp.	25,340	7,645
	Textron Inc.	82,971	7,611
	Regal Rexnord Corp.	31,808	7,576
*	Dycom Industries Inc.	14,416	7,289
	Jacobs Solutions Inc.	56,587	7,130
	Carlisle Cos. Inc.	19,372	7,027
	Watsco Inc.	16,801	7,001
	Stanley Black & Decker Inc.	74,366	6,999
	Lincoln Electric Holdings Inc.	26,308	6,985
	RPM International Inc.	61,149	6,797
*	Modine Manufacturing Co.	25,254	6,743
	TransUnion	92,209	6,652
[1]	Owens Corning	38,408	6,105
	Graco Inc.	79,511	6,012
	Crown Holdings Inc.	53,554	5,988
	Applied Industrial Technologies Inc.	17,691	5,982
*	Zebra Technologies Corp. Class A	22,641	5,960
	Pentair plc	77,439	5,936
*	SPX Technologies Inc.	24,030	5,891
	Allegion plc	41,010	5,761
	Moog Inc. Class A	13,574	5,753
	Advanced Drainage Systems Inc.	36,611	5,746
*	Trimble Inc.	112,183	5,742
	Cognex Corp.	79,245	5,739
	Knight-Swift Transportation Holdings Inc.	73,621	5,733
*,1	QXO Inc.	328,985	5,685
	Littelfuse Inc.	12,091	5,505
	Acuity Inc.	14,546	5,479
*	Aurora Innovation Inc.	794,388	5,418
*	Saia Inc.	12,758	5,373
	Huntington Ingalls Industries Inc.	18,903	5,291
	Crane Co.	23,592	5,263
	Watts Water Technologies Inc. Class A	13,189	5,163
	Valmont Industries Inc.	8,861	5,118
	Argan Inc.	6,315	5,043
	Donaldson Co. Inc.	55,698	5,000
*	TopBuild Corp.	13,490	4,783
*	Chart Industries Inc.	22,766	4,757
	Jack Henry & Associates Inc.	34,251	4,718
	Ryder System Inc.	17,547	4,628
*	Vicor Corp.	12,176	4,624
	Oshkosh Corp.	30,027	4,609
	Toro Co.	46,422	4,522
*	Planet Labs PBC	136,357	4,517
	Flowserve Corp.	60,902	4,516
*	Kratos Defense & Security Solutions Inc.	89,625	4,469
	Allison Transmission Holdings Inc.	39,524	4,456
*	Builders FirstSource Inc.	49,258	4,408
	ESCO Technologies Inc.	12,441	4,355
*	Core & Main Inc. Class A	89,677	4,327
	CNH Industrial NV	384,397	4,317
	AECOM	61,356	4,283
	AAON Inc.	33,141	4,204
	Simpson Manufacturing Co. Inc.	19,661	4,116
	EnerSys	17,561	4,106

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Everus Construction Group Inc.	24,475	4,062
	Powell Industries Inc.	13,899	3,980
	Ralliant Corp.	53,168	3,915
	Zurn Elkay Water Solutions Corp. Class C	76,143	3,847
	AptarGroup Inc.	30,425	3,809
	UL Solutions Inc. Class A	37,395	3,809
	Enpro Inc.	10,068	3,795
*	MYR Group Inc.	7,475	3,740
	Terex Corp.	51,433	3,723
	JBT Marel Corp.	24,857	3,604
	Tetra Tech Inc.	123,974	3,582
	Federal Signal Corp.	27,819	3,574
*	StandardAero Inc.	118,648	3,549
*	Kirby Corp.	25,750	3,501
	AGCO Corp.	29,186	3,494
	Booz Allen Hamilton Holding Corp.	57,351	3,479
*	Axalta Coating Systems Ltd.	101,597	3,477
*	Fluor Corp.	66,250	3,471
	HEICO Corp.	9,737	3,468
*	Forgent Power Solutions Inc.	61,774	3,451
	Arcosa Inc.	23,540	3,420
	A O Smith Corp.	54,130	3,395
	Landstar System Inc.	16,359	3,383
*	Gates Industrial Corp. plc	120,872	3,381
*	Middleby Corp.	19,493	3,353
	Eagle Materials Inc.	14,871	3,346
	Sensata Technologies Holding plc	70,058	3,345
	Granite Construction Inc.	20,993	3,319
	Armstrong World Industries Inc.	20,334	3,262
	MSA Safety Inc.	18,639	3,254
*	Mercury Systems Inc.	25,709	3,145
*	IES Holdings Inc.	4,257	3,127
	VSE Corp.	13,515	3,088
	GATX Corp.	16,994	3,011
*	AeroVironment Inc.	18,216	3,007
	Fortune Brands Innovations Inc.	54,462	2,990
*	Mohawk Industries Inc.	23,562	2,859
*	GXO Logistics Inc.	54,653	2,771
*	Karman Holdings Inc.	54,254	2,708
	Esab Corp.	27,451	2,707
	Sonoco Products Co.	47,580	2,681
	Matson Inc.	13,774	2,648
	Brunswick Corp.	31,274	2,635
*	AAR Corp.	18,144	2,593
	MSC Industrial Direct Co. Inc. Class A	21,534	2,561
*	Joby Aviation Inc.	284,111	2,534
	Installed Building Products Inc.	10,833	2,490
*	Construction Partners Inc. Class A	20,838	2,475
*	Trex Co. Inc.	49,459	2,475
*	ACI Worldwide Inc.	48,982	2,463
	Primoris Services Corp.	24,546	2,433
	WillScot Holdings Corp.	82,559	2,383
	Louisiana-Pacific Corp.	30,279	2,382
*	Legence Corp. Class A	27,295	2,326
*	Knife River Corp.	27,284	2,282
*	CECO Environmental Corp.	25,113	2,279
	Herc Holdings Inc.	15,873	2,275
	Genpact Ltd.	81,938	2,253
*	WEX Inc.	15,839	2,235
	Belden Inc.	18,439	2,211
*	RXO Inc.	79,668	2,198
	CSW Industrials Inc.	7,831	2,179
*	FTI Consulting Inc.	14,384	2,143
*	Paylocity Holding Corp.	20,505	2,143
	AZZ Inc.	13,684	2,122
	Badger Meter Inc.	14,051	2,085
	Standex International Corp.	5,760	2,060
*	Resideo Technologies Inc.	66,189	2,058
	Griffon Corp.	20,781	2,027
	Silgan Holdings Inc.	43,533	2,019

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Mirion Technologies Inc.	111,678	2,002
	Vontier Corp.	68,204	1,978
*,1	Ondas Inc.	237,492	1,957
	Mueller Water Products Inc. Class A	75,105	1,940
	Franklin Electric Co. Inc.	17,802	1,908
*	Remitly Global Inc.	84,516	1,894
*	Itron Inc.	21,513	1,862
	Brink's Co.	19,689	1,860
	Brady Corp. Class A	20,112	1,842
	UniFirst Corp.	6,943	1,836
	Otter Tail Corp.	20,360	1,832
	International Seaways Inc.	23,843	1,826
	ADT Inc.	280,475	1,823
*	ExlService Holdings Inc.	69,417	1,795
	Tutor Perini Corp.	21,621	1,794
*	Loar Holdings Inc.	22,194	1,789
*	GEO Group Inc.	60,192	1,779
	Kadant Inc.	5,597	1,759
*	Hayward Holdings Inc.	99,173	1,717
	Korn Ferry	25,173	1,676
*	OSI Systems Inc.	7,552	1,652
	Bel Fuse Inc. Class B	4,917	1,638
	Leonardo DRS Inc.	37,721	1,610
	ArcBest Corp.	10,781	1,547
*	Madison Air Solutions Corp. Class A	39,488	1,540
*	BILL Holdings Inc.	42,155	1,524
*	NCR Atleos Corp.	34,844	1,513
	HB Fuller Co.	25,880	1,509
*	Archer Aviation Inc. Class A	318,606	1,507
	Graphic Packaging Holding Co.	142,123	1,502
*	Intuitive Machines Inc.	69,639	1,490
*	Amentum Holdings Inc.	69,755	1,442
	Helios Technologies Inc.	16,042	1,432
	Robert Half Inc.	46,548	1,429
*	Versigent plc	33,838	1,422
*	Symbotic Inc.	31,316	1,408
	McGrath RentCorp.	11,610	1,405
*	Sezzle Inc.	8,172	1,403
*	CoreCivic Inc.	45,633	1,386
	Exponent Inc.	23,521	1,382
	Maximus Inc.	25,115	1,350
	Patrick Industries Inc.	14,752	1,324
*	Shift4 Payments Inc. Class A	27,135	1,320
	GPGI Inc. Class A	82,231	1,303
	Trinity Industries Inc.	37,448	1,295
	Boise Cascade Co.	16,540	1,284
*	Ducommun Inc.	6,908	1,279
	ABM Industries Inc.	28,547	1,263
	Kennametal Inc.	35,954	1,260
*	Astronics Corp.	15,467	1,257
	Werner Enterprises Inc.	28,660	1,250
	Crane NXT Co.	23,772	1,216
	Atkore Inc.	15,872	1,207
*	Centuri Holdings Inc.	39,782	1,203
*	Blue Bird Corp.	14,955	1,181
*	Firefly Aerospace Inc.	39,572	1,163
*	Euronet Worldwide Inc.	15,877	1,162
	Hub Group Inc. Class A	26,445	1,158
	Western Union Co.	149,584	1,152
*	Redwire Corp.	92,226	1,128
*	V2X Inc.	14,972	1,116
	Pitney Bowes Inc.	58,573	1,026
*	DXP Enterprises Inc.	6,035	1,018
	Albany International Corp. Class A	13,648	1,017
*,1	Eos Energy Enterprises Inc.	166,695	980
*	Babcock & Wilcox Enterprises Inc.	67,702	955
*	Proto Labs Inc.	11,585	944
*	Masterbrand Inc.	90,574	932
*	Arxis Inc. Class A	19,865	917
	Gorman-Rupp Co.	9,967	914

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Payoneer Global Inc.	127,844	910
	Enerpac Tool Group Corp.	25,015	897
*	Flywire Corp.	51,036	897
	Alamo Group Inc.	5,063	833
	EVERTEC Inc.	29,847	829
*	Cimpress plc	8,142	828
*	Vishay Precision Group Inc.	5,463	819
*	Voyager Technologies Inc. Class A	24,651	795
*	Amprius Technologies Inc.	56,183	779
*	Hillman Solutions Corp.	91,558	773
*	CBIZ Inc.	23,730	761
*	Vestis Corp.	52,165	757
*	TIC Solutions Inc.	92,289	747
	Allient Inc.	7,176	739
*	Marqeta Inc. Class A	181,365	736
	ManpowerGroup Inc.	21,682	732
	Tennant Co.	8,034	703
	Schneider National Inc. Class B	19,072	697
	Astec Industries Inc.	11,322	693
*	O-I Glass Inc.	70,949	683
*	Huron Consulting Group Inc.	7,518	678
*,1	PureCycle Technologies Inc.	83,651	678
	Greenbrier Cos. Inc.	13,762	674
*	Gibraltar Industries Inc.	14,762	666
	Insperity Inc.	15,761	651
	TriMas Corp.	14,398	648
*	First Advantage Corp.	35,664	644
	Myers Industries Inc.	18,163	641
	Napco Security Technologies Inc.	16,664	633
*	Paymentus Holdings Inc. Class A	26,129	631
*	Cardinal Infrastructure Group Inc. Class A	6,697	631
*	Graham Corp.	5,076	628
	ICF International Inc.	8,466	617
	Greif Inc. Class A	8,268	616
*	Alliance Laundry Holdings Inc.	22,631	600
	Lindsay Corp.	4,807	595
	Douglas Dynamics Inc.	10,905	588
	TriNet Group Inc.	11,363	562
*	Enovix Corp.	91,909	558
	Bel Fuse Inc. Class A	1,905	555
*	Willdan Group Inc.	6,583	521
	Preformed Line Products Co.	1,229	505
	Deluxe Corp.	20,987	501
	Greif Inc. Class B	5,354	501
*	Legalzoom.com Inc.	78,283	480
*	Evolv Technologies Holdings Inc.	82,361	478
	United States Lime & Minerals Inc.	4,536	475
	Marten Transport Ltd.	27,197	472
*	Donnelley Financial Solutions Inc.	11,156	468
*	Pattern Group Inc. Class A	18,599	468
*	BrightView Holdings Inc.	32,515	461
	Apogee Enterprises Inc.	10,054	460
*	LightPath Technologies Inc. Class A	28,075	459
	LSI Industries Inc.	17,045	453
*	Upwork Inc.	53,848	450
	CRA International Inc.	3,019	430
	Cadre Holdings Inc.	14,756	421
	Barrett Business Services Inc.	11,834	420
*	Limbach Holdings Inc.	5,413	417
*	BlackSky Technology Inc.	14,810	413
*	Transcat Inc.	4,253	395
	Quanex Building Products Corp.	20,979	391
*	CryoPort Inc.	24,394	383
*	Applied Aerospace & Defense Inc.	16,541	377
*	Green Dot Corp. Class A	27,515	372
	Kforce Inc.	7,656	359
*	Beta Technologies Inc. Class A	20,694	347
	Heartland Express Inc.	22,637	345
*	Target Hospitality Corp.	16,968	345
*	Onterris Inc.	16,810	340

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Everforth Inc.	18,833	337
*	Custom Truck One Source Inc.	28,473	336
*	Janus International Group Inc.	59,665	331
	Covenant Logistics Group Inc.	7,410	327
*	Hyliion Holdings Corp.	61,728	322
*	Mayville Engineering Co. Inc.	8,573	321
	Cass Information Systems Inc.	6,170	317
	Willis Lease Finance Corp.	1,384	317
*	Satellogic Inc. Class A	55,019	315
	National Presto Industries Inc.	2,503	313
	Park Aerospace Corp.	7,971	304
*	Terrestrial Energy Inc.	42,749	303
*,1	EquipmentShare.com Inc. Class A	15,272	300
*,1	Spire Global Inc.	15,909	296
	Insteel Industries Inc.	9,592	290
*	Orion Group Holdings Inc.	16,983	286
*	Verra Mobility Corp.	67,010	285
*	Atlanticus Holdings Corp.	2,787	285
	Mesa Laboratories Inc.	2,715	270
*	Aspen Aerogels Inc.	41,919	266
	Ennis Inc.	12,511	266
*	Aevex Corp. Class A	12,309	257
	Luxfer Holdings plc	14,214	256
*	BlueLinx Holdings Inc.	3,968	246
	Miller Industries Inc.	4,786	245
*	3D Systems Corp.	80,822	244
	Wabash National Corp.	17,782	240
*	Manitowoc Co. Inc.	17,092	237
*	Resolute Holdings Management Inc.	1,641	237
	FTAI Infrastructure Inc.	49,035	228
*	Mistras Group Inc.	12,876	225
*	Astronics Corp. Class B	2,937	223
*,1	York Space Systems Inc.	9,068	223
	Columbus McKinnon Corp.	14,700	222
*	Energy Recovery Inc.	24,639	222
*	I3 Verticals Inc. Class A	10,094	216
*	L B Foster Co. Class A	4,719	213
*	Cross Country Healthcare Inc.	15,919	210
*	Andersen Group Inc. Class A	5,502	208
*	Titan International Inc.	26,196	202
*	International Money Express Inc.	14,001	202
*	ERock Inc. Class A	13,847	201
*	Titan Machinery Inc.	9,224	195
*	Frequency Electronics Inc.	2,850	189
*	Bowman Consulting Group Ltd.	6,229	182
*	Radiant Logistics Inc.	19,126	181
*	Forward Air Corp.	12,935	175
*	Richtech Robotics Inc. Class B	82,327	174
*	Repay Holdings Corp.	40,232	169
	Park-Ohio Holdings Corp.	4,181	161
	Hyster-Yale Inc.	4,555	160
*	Paysign Inc.	19,571	160
*	Power Solutions International Inc.	4,119	160
*	M-Tron Industries Inc.	1,596	158
*	Lightbridge Corp.	17,030	150
	Kelly Services Inc. Class A	11,908	146
*	Ranpak Holdings Corp.	19,511	143
*,1	Virgin Galactic Holdings Inc.	49,393	143
*	Strata Critical Medical Inc.	27,025	142
	Karat Packaging Inc.	4,045	135
*	IBEX Holdings Ltd.	4,397	134
*	Distribution Solutions Group Inc.	4,741	130
*,1	Velo3D Inc.	7,421	130
*	ZipRecruiter Inc. Class A	33,520	126
*	Hudson Technologies Inc.	21,345	123
	Alight Inc. Class A	211,164	118
*	Franklin Covey Co.	4,758	117
	Twin Disc Inc.	5,040	117
*	Advantage Solutions Inc.	2,651	115
*,1	Palladyne AI Corp.	18,670	114

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Forward Industries Inc.	26,883	113
*	Eve Holding Inc.	44,523	112
*	TrueBlue Inc.	15,923	111
*	Innovative Solutions & Support Inc.	6,189	111
*	AerSale Corp.	16,765	106
*	Microvast Holdings Inc.	89,533	105
*,1	Sidus Space Inc. Class A	37,450	105
*	Sky Harbour Group Corp.	10,579	104
*	TSS Inc.	8,279	102
*	Taylor Devices Inc.	1,726	101
*	Conduent Inc.	68,792	100
*	Concrete Pumping Holdings Inc.	8,195	99
	Quad / Graphics Inc.	11,771	99
*	Gencor Industries Inc.	6,545	98
*	Priority Technology Holdings Inc.	14,318	95
*	RF Industries Ltd.	4,448	94
*	Cleancore Solutions Inc. Class B	110,427	91
*	Proficient Auto Logistics Inc.	12,910	88
	Kronos Worldwide Inc.	13,711	87
	Resources Connection Inc.	19,455	83
*	Hurco Cos. Inc.	3,625	83
[1]	Espey Mfg. & Electronics Corp.	1,231	83
*	NeoVolta Inc.	25,063	79
*,1	AmpliTech Group Inc.	11,180	78
*	Suncrete Inc. Class A	3,428	77
*	Core Molding Technologies Inc.	3,079	73
	Information Services Group Inc.	17,814	73
*	CPI Card Group Inc.	3,492	73
*	Southland Holdings Inc.	106,060	70
*	Forrester Research Inc.	7,883	66
*	AirJoule Technologies Corp.	11,338	63
*	Alta Equipment Group Inc.	9,575	62
*	Commercial Vehicle Group Inc.	13,183	61
*	JELD-WEN Holding Inc.	40,265	60
*	Acacia Research Corp.	12,499	58
*	CEA Industries Inc.	20,438	56
*	Optex Systems Holdings Inc.	3,932	55
	Eastern Co.	1,928	54
*	SoundThinking Inc.	5,845	53
	Universal Logistics Holdings Inc.	3,613	53
*	Energous Corp.	2,175	52
*	Bridger Aerospace Group Holdings Inc.	26,316	51
	EVI Industries Inc.	3,388	50
*	AIRO Group Holdings Inc.	6,805	50
	BGSF Inc.	8,582	49
*	Ultralife Corp.	7,599	48
*	DHI Group Inc.	12,669	47
*,1	SKYX Platforms Corp.	41,323	46
*	Coda Octopus Group Inc.	4,579	45
*	Tecogen Inc.	8,681	45
	HireQuest Inc.	3,579	45
*	CitroTech Inc.	8,143	45
*	PAMT Corp.	3,152	44
*	Research Solutions Inc.	18,808	44
*,1	Starfighters Space Inc.	8,091	43
*	FreightCar America Inc.	4,265	42
*	Byrna Technologies Inc.	6,312	42
*	Safe Pro Group Inc.	9,766	42
*	Wrap Technologies Inc.	23,362	30
*	TOMI Environmental Solutions Inc.	36,633	30
*	Broadwind Inc.	5,981	29
	TaskUS Inc. Class A	5,949	28
*	AEye Inc.	17,608	25
*	Team Inc.	676	12
*	INNOVATE Corp.	361	7
			4,299,666
Other (0.0%)[3]
*,2	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,2	Aduro Biotech Inc. CVR	11,427	2

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,2	Ambit Biosciences Corp. CVR	29,736	—
*,1,2	Next Bridge Hydrocarbons Inc.	49,663	—
*,2	Carisma Therapeutics Inc. CVR	143,290	—
*,2	Magenta Therapeutics Inc. CVR	33,990	—
*,2	Neurogene Inc. CVR	4,286	—
*,2	Homology Medicines Inc. CVR	30,844	—
			5
Real Estate (2.2%)
	Welltower Inc.	337,954	76,705
	Prologis Inc.	446,448	60,480
	Equinix Inc.	47,231	49,233
	American Tower Corp.	223,011	36,478
	Simon Property Group Inc.	147,335	32,951
	Digital Realty Trust Inc.	168,370	30,236
	Realty Income Corp.	446,228	27,648
	Public Storage	75,693	24,094
	Ventas Inc.	232,467	20,643
*	CBRE Group Inc. Class A	140,287	18,895
	Iron Mountain Inc.	135,005	17,052
	Crown Castle Inc.	209,004	15,828
	Extra Space Storage Inc.	100,957	14,669
	VICI Properties Inc. (XNYS)	479,452	12,729
	AvalonBay Communities Inc.	66,449	12,538
	Equity Residential	179,919	12,222
	Essex Property Trust Inc.	30,703	8,953
	SBA Communications Corp.	50,729	8,952
	Invitation Homes Inc.	283,574	8,567
	Weyerhaeuser Co.	345,706	8,276
	Kimco Realty Corp.	321,328	8,146
	Mid-America Apartment Communities Inc.	55,922	7,770
	Host Hotels & Resorts Inc.	327,474	7,764
	WP Carey Inc.	106,182	7,592
	Sun Communities Inc.	58,997	7,074
	Healthpeak Properties Inc.	330,341	7,069
	Regency Centers Corp.	87,711	6,994
*	Jones Lang LaSalle Inc.	22,222	6,888
	Omega Healthcare Investors Inc.	142,527	6,796
	Lamar Advertising Co. Class A	41,766	6,515
	UDR Inc.	156,367	6,242
	Equity LifeStyle Properties Inc.	93,107	6,001
	Gaming & Leisure Properties Inc.	128,668	5,730
*	CoStar Group Inc.	194,902	5,520
	Camden Property Trust	47,783	5,471
[1]	EastGroup Properties Inc.	25,683	5,202
	American Homes 4 Rent Class A	154,770	5,188
	American Healthcare REIT Inc.	99,116	5,169
	Federal Realty Investment Trust	41,605	5,136
	BXP Inc.	76,569	5,077
	Brixmor Property Group Inc.	146,529	4,620
	CareTrust REIT Inc.	114,022	4,601
	Alexandria Real Estate Equities Inc.	83,166	4,395
*	Compass Inc. Class A	355,631	4,385
	Agree Realty Corp.	57,570	4,360
	CubeSmart	108,259	4,305
	NNN REIT Inc.	91,192	4,243
	First Industrial Realty Trust Inc.	63,163	3,873
	Ryman Hospitality Properties Inc.	28,550	3,670
	Rexford Industrial Realty Inc.	108,817	3,645
	STAG Industrial Inc.	91,503	3,483
	Macerich Co.	135,010	3,401
	Healthcare Realty Trust Inc.	165,621	3,341
	Terreno Realty Corp.	50,856	3,294
	Vornado Realty Trust	80,612	3,168
	Rayonier Inc.	145,041	3,086
	Essential Properties Realty Trust Inc.	102,828	3,069
	Kite Realty Group Trust	96,904	2,750
	Outfront Media Inc.	79,606	2,608
*	Zillow Group Inc. Class C	80,844	2,548
	Phillips Edison & Co. Inc.	60,714	2,527

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	HA Sustainable Infrastructure Capital Inc.	61,063	2,385
	Sabra Health Care REIT Inc.	121,269	2,366
	Cousins Properties Inc.	78,867	2,364
	Millrose Properties Inc.	73,226	2,200
	Americold Realty Trust Inc.	134,924	2,121
	EPR Properties	36,245	2,103
	Kilroy Realty Corp.	55,980	2,098
	Tanger Inc.	52,922	2,089
	COPT Defense Properties	54,547	1,985
	Broadstone Net Lease Inc.	91,050	1,882
	Independence Realty Trust Inc.	111,565	1,862
	SL Green Realty Corp.	33,549	1,737
*	Opendoor Technologies Inc.	373,186	1,724
	Apple Hospitality REIT Inc.	100,412	1,688
	National Health Investors Inc.	21,712	1,656
	Highwoods Properties Inc.	53,347	1,609
	National Storage Affiliates Trust	34,886	1,551
*	Cushman & Wakefield Ltd.	109,793	1,470
	LXP Industrial Trust	26,951	1,452
	Lineage Inc.	32,553	1,408
	DigitalBridge Group Inc.	88,566	1,398
	Urban Edge Properties	61,037	1,397
	Curbline Properties Corp.	44,914	1,365
	Acadia Realty Trust	64,496	1,349
	Park Hotels & Resorts Inc.	92,240	1,314
	Four Corners Property Trust Inc.	53,190	1,306
	InvenTrust Properties Corp.	36,709	1,299
	St. Joe Co.	19,637	1,230
	DiamondRock Hospitality Co.	99,457	1,211
	Medical Properties Trust Inc.	236,644	1,093
*	Howard Hughes Holdings Inc.	14,412	1,030
	Pebblebrook Hotel Trust	52,429	1,018
	Sunstone Hotel Investors Inc.	88,267	1,011
	Newmark Group Inc. Class A	66,235	1,001
	Janus Living Inc. Class A	34,683	997
	Diversified Healthcare Trust	105,351	980
	Getty Realty Corp.	29,092	971
	NETSTREIT Corp.	45,079	953
	LTC Properties Inc.	24,729	951
	Global Net Lease Inc.	101,251	905
	Douglas Emmett Inc.	74,785	882
	Xenia Hotels & Resorts Inc.	43,319	882
[1]	Innovative Industrial Properties Inc.	13,837	858
	Sila Realty Trust Inc.	26,910	817
	Smartstop Self Storage REIT Inc.	24,287	789
	RLJ Lodging Trust	64,397	763
	American Assets Trust Inc.	23,012	568
	UMH Properties Inc.	37,313	565
*	Piedmont Realty Trust Inc.	60,395	553
	Easterly Government Properties Inc.	21,012	524
	Service Properties Trust	281,794	476
	Centerspace	8,358	470
	CBL & Associates Properties Inc.	8,669	460
	Whitestone REIT	24,083	457
*	Fermi Inc.	49,211	451
	Safehold Inc.	26,679	419
	JBG SMITH Properties	28,093	412
*	Zillow Group Inc. Class A	12,357	388
*	Hudson Pacific Properties Inc.	24,604	374
	Empire State Realty Trust Inc. Class A	66,943	362
	Summit Hotel Properties Inc.	49,580	348
	CTO Realty Growth Inc.	15,689	337
	Marcus & Millichap Inc.	10,505	327
	Postal Realty Trust Inc. Class A	13,002	320
	Chatham Lodging Trust	22,868	303
	Alexander's Inc.	1,073	296
*	Forestar Group Inc.	9,188	291
*	National Healthcare Properties Inc.	19,747	289
	NexPoint Residential Trust Inc.	10,105	282
	Brandywine Realty Trust	86,155	273

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Gladstone Commercial Corp.	21,342	262
	Saul Centers Inc.	6,915	259
	eXp World Holdings Inc.	46,602	252
	Industrial Logistics Properties Trust	27,535	244
	AH Realty Trust Inc.	34,150	242
	Universal Health Realty Income Trust	5,389	236
	FrontView REIT Inc.	11,095	224
	Community Healthcare Trust Inc.	11,955	219
	Farmland Partners Inc.	20,871	202
	Chiron Real Estate Inc.	5,305	199
	One Liberty Properties Inc.	8,111	198
*	Tejon Ranch Co.	10,322	193
	Apartment Investment & Management Co. Class A	60,639	180
	Alpine Income Property Trust Inc.	7,908	164
*	FRP Holdings Inc.	6,382	159
	Gladstone Land Corp.	18,110	154
	RMR Group Inc. Class A	6,703	138
*	Maui Land & Pineapple Co. Inc.	6,316	112
	SITE Centers Corp.	27,948	111
*	Blackstone Digital Infrastructure Trust Inc.	4,865	105
*	Stratus Properties Inc.	2,809	81
	NET Lease Office Properties	7,075	79
*	Seaport Entertainment Group Inc.	2,918	78
*	Douglas Elliman Inc.	42,189	75
*	Rafael Holdings Inc. Class B	18,026	59
	Elme Communities	39,830	59
	Modiv Industrial Inc.	3,363	59
*	Seritage Growth Properties Class A	21,810	57
	Orion Properties Inc.	16,913	49
*	Ashford Hospitality Trust Inc.	14,930	48
*	RE / MAX Holdings Inc. Class A	4,811	47
	BRT Apartments Corp.	3,087	47
	Braemar Hotels & Resorts Inc.	18,385	40
	Franklin Street Properties Corp. Class C	74,658	38
*	Star Holdings	3,888	35
*	Altisource Portfolio Solutions SA	3,606	27
	Strawberry Fields REIT Inc.	1,891	26
	Bluerock Homes Trust Inc.	2,283	21
			779,708
Technology (41.0%)
	NVIDIA Corp.	11,002,313	2,201,453
	Apple Inc.	7,028,835	2,033,864
	Microsoft Corp.	3,554,942	1,326,064
	Alphabet Inc. Class A	2,809,784	1,004,133
	Broadcom Inc.	2,265,902	855,944
	Alphabet Inc. Class C	2,231,959	788,618
	Micron Technology Inc.	539,708	622,980
	Meta Platforms Inc. Class A	1,050,977	592,005
*	Advanced Micro Devices Inc.	780,434	453,362
	Applied Materials Inc.	380,017	274,752
*	Intel Corp.	1,924,313	268,692
	Lam Research Corp.	598,447	259,325
	KLA Corp.	625,148	188,613
*	Sandisk Corp.	70,873	161,146
*	Palo Alto Networks Inc.	390,389	133,130
	Texas Instruments Inc.	435,608	129,842
	Marvell Technology Inc.	429,436	127,925
	International Business Machines Corp.	449,749	126,474
*	Palantir Technologies Inc. Class A	1,043,735	121,773
	Oracle Corp.	825,776	121,017
	Western Digital Corp.	164,954	105,359
	Amphenol Corp. Class A	588,825	103,822
	Seagate Technology Holdings plc	107,304	103,548
	Corning Inc.	369,905	94,485
	QUALCOMM Inc.	504,432	93,214
	Analog Devices Inc.	233,052	92,561
*	Crowdstrike Holdings Inc. Class A	115,743	88,328
*	AppLovin Corp. Class A	131,662	67,836
	Vertiv Holdings Co. Class A	183,929	61,583

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Dell Technologies Inc. Class C	139,990	60,400
	Salesforce Inc.	372,260	58,318
*	Cadence Design Systems Inc.	132,050	49,561
*	ServiceNow Inc.	493,496	48,994
*	Fortinet Inc.	297,894	45,762
*	Datadog Inc. Class A	158,433	41,250
*	Synopsys Inc.	91,633	40,875
*	Snowflake Inc.	157,596	40,108
*	Adobe Inc.	193,316	39,634
*	Cloudflare Inc. Class A	152,908	37,505
*	Coherent Corp.	93,647	36,941
	Teradyne Inc.	74,859	36,220
*,1	Astera Labs Inc.	73,827	35,660
	Intuit Inc.	130,943	34,176
*	DoorDash Inc. Class A	177,177	32,694
	Monolithic Power Systems Inc.	22,349	30,894
	Hewlett Packard Enterprise Co.	635,464	28,666
*	Flex Ltd.	175,482	28,440
	TE Connectivity plc	139,843	28,194
	Microchip Technology Inc.	259,582	23,674
*	Credo Technology Group Holding Ltd.	79,461	21,609
*	Autodesk Inc.	101,158	19,667
	Jabil Inc.	50,522	19,475
*,1	CoreWeave Inc. Class A	182,120	18,128
*	ON Semiconductor Corp.	187,715	17,747
	Qnity Electronics Inc.	100,129	16,352
	Roper Technologies Inc.	48,234	16,322
*	Twilio Inc. Class A	72,546	14,968
	NetApp Inc. (XNGS)	94,424	14,613
*	Strategy Inc.	158,467	13,776
	Entegris Inc.	73,009	13,131
*	MACOM Technology Solutions Holdings Inc.	32,929	12,525
*	MongoDB Inc.	36,627	12,303
*	Everpure Inc. Class A	151,110	11,906
*	Workday Inc. Class A	96,205	11,777
*	F5 Inc.	26,984	11,224
*	Reddit Inc. Class A	64,663	11,224
*	Okta Inc.	80,598	10,998
*	Zoom Communications Inc.	120,599	10,409
*	Lattice Semiconductor Corp.	65,416	10,006
	VeriSign Inc.	39,183	9,857
*	Fabrinet	17,163	9,647
	HP Inc.	437,116	9,590
*	TTM Technologies Inc.	49,734	9,301
	TD SYNNEX Corp.	34,601	9,250
*	Onto Innovation Inc.	23,861	9,030
	Cognizant Technology Solutions Corp. Class A	226,957	8,790
	CDW Corp.	61,304	8,622
*,1	IonQ Inc.	160,576	8,552
*	Akamai Technologies Inc.	69,381	8,202
*	SiTime Corp.	10,700	7,977
*	Super Micro Computer Inc. (XNGS)	262,444	7,697
*	Semtech Corp.	44,645	7,226
*	Zscaler Inc.	50,134	7,076
*	Rambus Inc.	51,823	6,879
	Advanced Energy Industries Inc.	18,224	6,795
	Amkor Technology Inc.	77,118	6,650
*	Toast Inc. Class A	233,152	6,486
	Gen Digital Inc. (XNGS)	258,943	6,445
*	DigitalOcean Holdings Inc.	39,907	6,267
*	PTC Inc.	54,911	6,238
*	Sanmina Corp.	24,481	6,196
	Leidos Holdings Inc.	60,107	6,189
*	Nutanix Inc. Class A	119,819	6,106
	SS&C Technologies Holdings Inc.	98,289	6,099
*	Dynatrace Inc.	138,575	6,085
*	FormFactor Inc.	37,441	5,988
*	Atlassian Corp. Ltd. Class A	76,515	5,952
*	Tyler Technologies Inc.	20,276	5,930
*	Rubrik Inc. Class A	72,118	5,790

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Hut 8 Corp.	48,799	5,634
*	GoDaddy Inc. Class A	63,484	5,389
*	Unity Software Inc.	188,298	5,382
*	Arrow Electronics Inc.	24,542	5,238
*	MaxLinear Inc.	40,521	5,188
*	Samsara Inc. Class A	158,960	5,155
*	Guidewire Software Inc.	40,727	5,011
*	CACI International Inc. Class A	10,577	4,900
	Skyworks Solutions Inc.	72,120	4,890
*	Terawulf Inc.	188,752	4,662
*	Applied Digital Corp.	123,115	4,592
*	Cipher Digital Inc.	186,568	4,571
*	JFrog Ltd.	49,067	4,459
*	Pinterest Inc. Class A	207,934	4,373
*	HubSpot Inc.	23,457	4,281
	Match Group Inc.	111,882	4,257
*	Docusign Inc.	93,596	4,158
*	Allegro MicroSystems Inc.	58,346	4,062
*	D-Wave Quantum Inc.	166,017	3,983
*	Maplebear Inc.	83,962	3,976
*	Manhattan Associates Inc.	28,281	3,938
*	Gartner Inc.	30,272	3,924
*	Plexus Corp.	12,754	3,835
*	Core Scientific Inc.	144,613	3,701
[1]	BitMine Immersion Technologies Inc.	273,240	3,637
*	Cirrus Logic Inc.	24,373	3,620
	Vishay Intertechnology Inc.	66,523	3,578
*	Qorvo Inc.	37,593	3,506
	Avnet Inc.	39,117	3,474
*	Silicon Laboratories Inc.	15,781	3,449
*	ACM Research Inc. Class A	26,567	3,371
*,1	Cerebras Systems Inc. Class A	14,245	3,148
*	Rigetti Computing Inc.	151,502	2,927
*	Ultra Clean Holdings Inc.	20,354	2,902
*	Commvault Systems Inc.	19,995	2,834
*	Axcelis Technologies Inc.	14,771	2,798
*	Novanta Inc.	16,914	2,744
*	SentinelOne Inc. Class A	154,705	2,625
	Clear Secure Inc. Class A	46,435	2,588
	Paycom Software Inc.	19,481	2,448
*	Elastic NV	42,172	2,405
*,1	Figma Inc. Class A	128,770	2,329
*	Procore Technologies Inc.	57,303	2,328
	Bentley Systems Inc. Class B	77,729	2,323
*	Qualys Inc.	16,826	2,313
	Science Applications International Corp.	20,731	2,289
*	Diodes Inc.	20,793	2,276
	Power Integrations Inc.	26,851	2,249
*	Snap Inc. Class A	505,543	2,245
*	Zeta Global Holdings Corp. Class A	113,561	2,235
*	Varonis Systems Inc.	51,769	2,172
*	Synaptics Inc.	17,419	2,164
*	AXT Inc.	29,770	2,146
*	UiPath Inc. Class A	195,652	2,127
*	Veeco Instruments Inc.	28,050	2,126
*	Xometry Inc. Class A	21,961	2,120
*	ServiceTitan Inc. Class A	29,838	2,110
	KBR Inc.	60,990	2,106
*	Gitlab Inc. Class A	67,953	2,075
*	Life360 Inc.	36,600	2,026
*	Impinj Inc.	13,818	1,979
*	Tenable Holdings Inc.	53,538	1,974
*	Dropbox Inc. Class A	68,063	1,870
*	EPAM Systems Inc.	23,355	1,853
*	Ouster Inc.	29,366	1,836
	Universal Display Corp.	21,060	1,824
*	nLight Inc.	25,790	1,795
*	Ichor Holdings Ltd.	15,720	1,765
*	Penguin Solutions Inc.	23,066	1,753
*	Appfolio Inc. Class A	10,924	1,752

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Insight Enterprises Inc.	14,364	1,750
*	Navitas Semiconductor Corp.	96,993	1,738
*	Cleanspark Inc.	116,123	1,690
*	Ambarella Inc.	19,644	1,685
*	Box Inc. Class A	62,754	1,665
	Adeia Inc.	50,083	1,649
*	Cohu Inc.	21,616	1,598
	Benchmark Electronics Inc.	16,014	1,580
	Dolby Laboratories Inc. Class A	28,847	1,517
*	Teradata Corp.	43,211	1,497
*	Figure Technology Solutions Inc. Class A	48,291	1,483
*	NetScout Systems Inc.	33,127	1,443
*	IPG Photonics Corp.	12,052	1,414
*	Q2 Holdings Inc.	29,086	1,399
*	CCC Intelligent Solutions Holdings Inc.	269,479	1,391
*	Aehr Test Systems	14,347	1,378
*	Rogers Corp.	8,387	1,373
	RingCentral Inc. Class A	35,076	1,367
*	IAC Inc.	29,522	1,363
*	Parsons Corp.	25,689	1,346
	Pegasystems Inc.	43,544	1,305
*	PDF Solutions Inc.	17,966	1,272
*	Agilysys Inc.	12,040	1,258
*	Fastly Inc. Class A	67,514	1,240
*	Kyndryl Holdings Inc.	109,447	1,238
	A10 Networks Inc.	32,953	1,231
*	Magnite Inc.	64,596	1,226
*,1	SoundHound AI Inc. Class A	188,675	1,221
*	Cargurus Inc.	34,698	1,183
*	Freshworks Inc. Class A	114,338	1,157
*	Workiva Inc.	23,677	1,149
*	Innodata Inc.	14,670	1,109
*	Quantinuum Inc. Class A	13,416	1,097
*	Alarm.com Holdings Inc.	22,258	1,040
*	LiveRamp Holdings Inc.	27,253	1,026
	ePlus Inc.	12,244	1,019
*	Stubhub Holdings Inc. Class A	77,362	996
*	Klaviyo Inc. Class A	65,359	987
*	SPS Commerce Inc.	16,656	952
*	Ziff Davis Inc.	17,981	942
*	Navan Inc. Class A	40,322	922
*,1	Quantum Computing Inc.	94,885	920
*	Netskope Inc. Class A	82,892	907
*	Diebold Nixdorf Inc.	10,554	897
*	Braze Inc. Class A	40,457	878
*	Bandwidth Inc. Class A	13,665	865
*	Ambiq Micro Inc.	9,700	857
*	Photronics Inc.	26,021	846
*,1	BigBear.ai Holdings Inc.	226,979	833
	CTS Corp.	12,655	825
*	AvePoint Inc.	70,353	789
*	Arteris Inc.	16,178	786
*	NextNav Inc.	43,026	767
*	Five9 Inc.	35,812	764
*	nCino Inc.	46,699	764
*	DoubleVerify Holdings Inc.	65,737	713
*	Progress Software Corp.	20,897	702
*,1	Wolfspeed Inc. (XNYS)	14,543	702
*	BlackLine Inc.	24,739	694
*	Digital Turbine Inc.	53,058	684
*	DXC Technology Co.	76,753	679
*	Blackbaud Inc.	22,654	671
*	Keel Infrastructure Corp.	116,493	669
*	Yelp Inc.	26,114	640
*	SkyWater Technology Inc.	18,116	631
*	CEVA Inc.	13,081	617
*	Intapp Inc.	24,360	614
*	C3.ai Inc. Class A	65,802	598
	Ingram Micro Holding Corp.	21,805	598
*	Trump Media & Technology Group Corp.	73,169	566

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Concentrix Corp.	24,934	559
*	NCR Voyix Corp.	67,525	552
*	Alpha & Omega Semiconductor Ltd.	11,532	546
*	Aeva Technologies Inc.	18,750	539
*	Alkami Technology Inc.	29,206	529
*	Schrodinger Inc.	31,401	510
*	ScanSource Inc.	9,172	478
*	Backblaze Inc. Class A	28,978	460
*	Mitek Systems Inc.	21,015	423
*	Appian Corp. Class A	18,039	413
*	SailPoint Inc.	28,074	411
	PC Connection Inc.	5,151	376
*	NIQ Global Intelligence plc	39,953	374
*,1	indie Semiconductor Inc. Class A	83,120	373
*	Vertex Inc. Class A	32,441	372
*	Red Violet Inc.	5,763	367
*	Daktronics Inc.	18,619	364
*	Kopin Corp.	78,319	351
*	PagerDuty Inc.	34,706	335
*	EverQuote Inc. Class A	13,409	319
*	Amplitude Inc. Class A	41,491	317
*	PAR Technology Corp.	18,047	314
*	Kimball Electronics Inc.	12,114	310
*	Via Transportation Inc. Class A	16,832	305
*	ZoomInfo Technologies Inc.	103,304	303
*	Rackspace Technology Inc.	46,340	303
*	Consensus Cloud Solutions Inc.	7,693	293
*,1	Kodiak AI Inc.	56,176	285
	Methode Electronics Inc.	14,909	283
*	Asana Inc. Class A	40,307	282
*,1	Rumble Inc.	44,549	282
*,1	Z Squared Inc.	26,276	278
*	Nextdoor Holdings Inc.	115,517	262
*	Rapid7 Inc.	31,087	252
*	Sprinklr Inc. Class A	45,663	236
*	Everspin Technologies Inc.	9,639	233
	OneSpan Inc.	15,669	225
*	PubMatic Inc. Class A	17,178	225
	NVE Corp.	2,140	224
*	Groupon Inc.	9,276	223
*	Powerfleet Inc. NJ	57,183	219
*	One Stop Systems Inc.	11,905	216
*	Cerence Inc.	18,602	211
	Climb Global Solutions Inc.	9,064	210
*	Yext Inc.	44,698	209
*,1	Serve Robotics Inc.	31,445	207
*	Ibotta Inc. Class A	6,001	205
*	Grindr Inc.	13,631	196
*	Liftoff Mobile Inc.	8,055	193
*	Sprout Social Inc. Class A	24,944	188
*	Grid Dynamics Holdings Inc.	32,477	184
*	Weave Communications Inc.	29,923	179
	Shutterstock Inc.	12,634	176
[1]	Xerox Holdings Corp.	54,579	171
*	QuickLogic Corp.	8,539	171
*	Duos Technologies Group Inc.	13,050	157
*	Mediaalpha Inc. Class A	12,376	156
*	N-able Inc.	40,551	149
*	Aeluma Inc.	6,692	148
*	Simulations Plus Inc.	7,757	142
*	Blend Labs Inc. Class A	82,292	141
*	Atomera Inc.	15,855	138
	Hackett Group Inc.	12,543	135
*	GSI Technology Inc.	17,365	134
*	Amtech Systems Inc.	5,730	132
*	Bumble Inc. Class A	38,913	125
*	Rimini Street Inc.	27,558	117
	Richardson Electronics Ltd.	6,173	117
	Immersion Corp.	16,646	113
*,1	Datavault AI Inc. (XNCM)	323,105	113

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	NerdWallet Inc. Class A	11,952	111
*	Commerce.com Inc.	36,948	109
*	Unisys Corp.	27,349	100
*	Angi Inc.	16,763	100
*	Viant Technology Inc. Class A	7,806	99
*	Telos Corp.	20,903	96
*	Blaize Holdings Inc.	67,740	93
*	Asure Software Inc.	11,625	92
*	GCT Semiconductor Holding Inc.	29,762	88
*	1stdibs.com Inc.	17,422	85
*	Silvaco Group Inc.	6,163	85
*	SmartRent Inc.	68,966	82
*	inTEST Corp.	4,447	81
*	TON Strategy Co.	30,211	77
*	Kaltura Inc.	58,140	76
*	Quantum Corp.	6,766	74
*,1	Soluna Holdings Inc.	50,676	68
*	CS Disco Inc.	17,271	65
*,1	KULR Technology Group Inc.	16,945	65
*,1	Freecast Inc. Class A	9,730	65
*	Veritone Inc.	46,378	64
*	Firy Inc.	5,794	59
*	eGain Corp.	9,174	58
*	Trio-Tech International	4,554	56
	ReposiTrak Inc.	5,875	53
*	Domo Inc. Class B	15,911	50
*	Expensify Inc. Class A	28,100	50
*	TechTarget Inc.	13,982	50
*	KORE Group Holdings Inc.	5,435	50
*	XTI Aerospace Inc.	27,027	49
*	Digimarc Corp.	5,890	48
*,1	Getty Images Holdings Inc.	53,615	46
*	Intellicheck Inc.	10,862	45
*	AudioEye Inc.	7,463	43
	CSP Inc.	5,406	43
*	Astronova Inc.	1,474	42
*	Laser Photonics Corp.	23,810	39
*	WidePoint Corp.	2,099	37
*,1	Brand Engagement Network Inc.	2,020	35
*,1	MicroVision Inc.	104,855	34
*	Key Tronic Corp.	8,242	34
*	Identiv Inc.	12,931	33
*	VirnetX Holding Corp.	2,409	31
*,1	Airship AI Holdings Inc.	12,346	30
*	Rekor Systems Inc.	40,144	28
*	Tucows Inc. Class A	1,974	27
*	BTCS Inc.	20,877	23
*,1	Datacentrex Inc.	10,615	19
*	Vivid Seats Inc. Class A	2,095	14
*	AIB Data Centers Inc.	6,244	13
*	Arena Group Holdings Inc.	14,860	12
*	Gloo Holdings Inc. Class A	1,787	8
*	Pixelworks Inc.	869	5
*	LivePerson Inc.	2,461	5
*	Smith Micro Software Inc.	1,389	4
			14,208,017
Telecommunications (2.1%)
	Cisco Systems Inc.	1,697,549	199,394
*	Arista Networks Inc.	512,164	87,006
	Verizon Communications Inc.	1,798,413	76,145
	AT&T Inc.	3,325,070	68,829
*,1	Space Exploration Technologies Corp. Class A	282,547	48,276
	Comcast Corp. Class A	1,704,250	41,839
	T-Mobile US Inc.	207,349	34,779
*	Ciena Corp.	67,666	33,194
	Motorola Solutions Inc.	79,365	32,960
*	Lumentum Holdings Inc.	37,239	31,953
*,1	AST SpaceMobile Inc.	135,969	12,082
*	Roku Inc.	62,699	8,661

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	EchoStar Corp. Class A	64,520	6,549
*	Viavi Solutions Inc.	117,318	5,602
*	Viasat Inc.	61,424	5,517
*	Charter Communications Inc. Class A	38,369	5,456
*	Applied Optoelectronics Inc.	36,505	5,409
	InterDigital Inc.	12,434	3,520
*	Lumen Technologies Inc.	443,633	3,407
	Iridium Communications Inc.	42,884	2,352
*	Globalstar Inc.	24,874	2,022
*	Extreme Networks Inc.	59,540	1,927
*	Liberty Broadband Corp. Class C	55,762	1,855
	Telephone & Data Systems Inc.	44,006	1,629
	Uniti Group Inc.	116,798	1,340
*	Digi International Inc.	17,438	1,307
*	Vistance Networks Inc.	100,748	1,288
*	Calix Inc.	28,084	1,048
*	Harmonic Inc.	50,121	819
*	Lightwave Logic Inc.	70,825	670
	IDT Corp. Class B	9,927	577
*	ADTRAN Holdings Inc.	39,696	552
*	Anterix Inc.	4,704	484
*	Liberty Capital Corp. Class C	17,122	369
	Shenandoah Telecommunications Co.	24,084	363
	Cogent Communications Holdings Inc.	22,548	313
*	Liberty Broadband Corp. Class A	8,414	280
*	NETGEAR Inc.	11,019	257
	Array Digital Infrastructure Inc.	7,057	256
*	Clearfield Inc.	5,560	221
*	Xperi Inc.	24,570	202
*	Ooma Inc.	10,369	199
*	Optimum Communications Inc. Class A	136,027	197
*	Hawkeye 360 Inc.	6,817	138
*	BK Technologies Corp.	1,564	134
*	fuboTV Inc. Class A	14,103	130
	ATN International Inc.	4,873	129
*	Cable One Inc.	2,375	126
*	8x8 Inc.	72,629	124
*	Aviat Networks Inc.	5,416	120
*	Ribbon Communications Inc.	50,752	119
*	Gogo Inc.	35,784	111
*	Lantronix Inc.	17,211	101
	Spok Holdings Inc.	8,369	86
*	Crexendo Inc.	9,728	73
*	Optical Cable Corp.	3,274	69
*	Inseego Corp.	6,265	65
*	Airgain Inc.	7,246	46
*	Comtech Telecommunications Corp.	17,717	37
*	KVH Industries Inc.	3,599	36
			732,749
Utilities (2.5%)
	NextEra Energy Inc.	997,730	87,571
	Southern Co.	540,038	51,687
	Duke Energy Corp.	372,426	47,142
	Waste Management Inc.	192,032	42,800
	Constellation Energy Corp.	155,150	38,535
	American Electric Power Co. Inc.	260,671	35,662
	Sempra	312,646	28,985
	Dominion Energy Inc.	420,679	28,728
	Entergy Corp.	228,143	26,204
	Vistra Corp.	161,521	25,622
	Xcel Energy Inc.	298,976	24,008
	Exelon Corp.	490,367	22,861
	Republic Services Inc.	95,745	20,401
	Waste Connections Inc. (XTSE)	122,174	20,365
	Consolidated Edison Inc.	176,504	19,527
	Public Service Enterprise Group Inc.	238,533	19,359
	WEC Energy Group Inc.	156,060	18,223
	PG&E Corp.	1,027,243	17,278
	Ameren Corp.	132,246	14,949

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	NRG Energy Inc.	100,978	14,749
	CenterPoint Energy Inc.	312,464	13,761
	Atmos Energy Corp.	79,717	13,733
	Edison International	183,850	13,688
	Eversource Energy	180,134	13,018
	DTE Energy Co.	84,531	12,880
	FirstEnergy Corp.	262,455	12,477
	PPL Corp.	342,677	12,456
	American Water Works Co. Inc.	93,357	12,284
	CMS Energy Corp.	147,735	11,302
	NiSource Inc.	229,130	10,895
	Alliant Energy Corp.	123,525	9,424
	Evergy Inc.	104,639	9,044
*	Talen Energy Corp.	21,766	8,364
*	Clean Harbors Inc.	22,845	6,825
	Pinnacle West Capital Corp.	57,854	6,190
	Essential Utilities Inc.	136,239	5,219
	AES Corp.	341,213	5,002
	OGE Energy Corp.	99,268	4,830
	IDACORP Inc.	26,372	3,990
*	Oklo Inc.	71,033	3,717
	UGI Corp.	102,024	3,524
[1]	National Fuel Gas Co.	45,253	3,494
	Ormat Technologies Inc. (XNYS)	27,841	3,032
	TXNM Energy Inc.	52,638	2,989
	Southwest Gas Holdings Inc.	33,086	2,934
*	Casella Waste Systems Inc. Class A	30,214	2,930
	Portland General Electric Co.	55,030	2,852
	New Jersey Resources Corp.	48,707	2,730
	Black Hills Corp.	36,100	2,686
	ONE Gas Inc.	29,988	2,311
	Spire Inc.	27,150	2,120
	MDU Resources Group Inc.	99,654	2,114
	Northwestern Energy Group Inc.	29,414	2,107
	Clearway Energy Inc. Class C	57,915	1,980
*	NuScale Power Corp.	168,138	1,686
	Avista Corp.	39,542	1,618
	American States Water Co.	18,972	1,568
	MGE Energy Inc.	17,642	1,439
*	Sunrun Inc.	106,679	1,427
	Chesapeake Utilities Corp.	11,442	1,401
	California Water Service Group	28,177	1,371
*	Hawaiian Electric Industries Inc.	80,021	1,083
	Northwest Natural Holding Co.	20,215	992
	H2O America	16,099	978
*	Fervo Energy Co. Class A	33,273	973
	Unitil Corp.	9,027	476
	Middlesex Water Co.	8,297	466
	Excelerate Energy Inc. Class A	10,185	387
*	NANO Nuclear Energy Inc.	18,293	387
*	Hallador Energy Co.	16,060	279
*	Enviri Corp.	11,189	246
	York Water Co.	7,773	238
	Consolidated Water Co. Ltd.	8,036	237
	Artesian Resources Corp. Class A	4,852	165
	Genie Energy Ltd. Class B	10,958	158
*	Perma-Fix Environmental Services Inc.	9,152	131
	RGC Resources Inc.	5,375	128
*	Cadiz Inc.	28,625	120
*	Pure Cycle Corp.	9,164	98
	Global Water Resources Inc.	7,908	57
*	Arq Inc.	16,504	42
*	AI Financial Corp.	58,081	34
*	Spruce Power Holding Corp.	7,862	20
*	Net Power Inc.	52	—
			849,763
Total Common Stocks (Cost $8,588,482)			34,550,572

Morningstar Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
Warrants (0.0%)
*	Opendoor Technologies Inc. Exp. 11/20/2026 (XNGS)	1	—
*	Opendoor Technologies Inc. Exp. 11/20/2026	1	—
Total Warrants (Cost $—)			—
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund, 3.682% (Cost $219,210)	2,192,370	219,215
Total Investments (100.3%) (Cost $8,807,692)			34,769,787
Other Assets and Liabilities—Net (-0.3%)			(116,984)
Net Assets (100%)			34,652,803
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $70,519.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $72,629 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	100	37,741	(66)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/31/2027	BANA	9,576	(4.443)	—	(334)
Elevance Health Inc.	8/31/2026	BANA	624	(3.620)	—	(1)
Elevance Health Inc.	1/29/2027	JPMC	1,111	(4.320)	—	(52)
Global Payments Inc.	8/31/2026	BANA	1,012	(4.405)	65	—
Goldman Sachs Group Inc.	8/31/2027	BANA	10,937	(4.435)	—	(556)
JPMorgan Chase & Co.	8/31/2027	BANA	33,302	(4.435)	—	(795)
PayPal Holdings Inc.	8/31/2026	BANA	1,247	(4.326)	23	—
Raymond James Financial Inc.	2/1/2027	CITNA	375	(4.120)	—	(11)
VICI Properties Inc.	8/31/2026	BANA	1,156	(4.334)	23	—
Visa Inc. Class A	1/29/2027	JPMC	24,222	(3.770)	1,459	—
					1,570	(1,749)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $973 in connection with open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Institutional Total Stock Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,588,482)	34,550,572
Affiliated Issuers (Cost $219,210)	219,215
Total Investments in Securities	34,769,787
Investment in Vanguard	752
Cash Collateral Pledged—Futures Contracts	5,520
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,079
Receivables for Investment Securities Sold	901
Receivables for Accrued Income	17,337
Receivables for Capital Shares Issued	42,702
Variation Margin Receivable—Futures Contracts	522
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,570
Other Assets	30
Total Assets	34,840,200
Liabilities
Due to Custodian	1,099
Payables for Investment Securities Purchased	11,345
Collateral for Securities on Loan	72,629
Payables for Capital Shares Redeemed	100,285
Payables to Vanguard	290
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,749
Total Liabilities	187,397
Net Assets	34,652,803
1 Includes $70,519 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	8,439,850
Total Distributable Earnings (Loss)	26,212,953
Net Assets	34,652,803

Institutional Shares—Net Assets
Applicable to 16,306,850 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,025,067
Net Asset Value Per Share—Institutional Shares	$124.19

Institutional Plus Shares—Net Assets
Applicable to 262,785,512 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,627,736
Net Asset Value Per Share—Institutional Plus Shares	$124.16

See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Institutional Total Stock Market Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	187,691
Interest[2]	2,349
Securities Lending—Net	546
Total Income	190,586
Expenses
The Vanguard Group—Note C
Investment Advisory Services	353
Management and Administrative—Institutional Shares	225
Management and Administrative—Institutional Plus Shares	2,052
Marketing and Distribution—Institutional Shares	26
Marketing and Distribution—Institutional Plus Shares	463
Custodian Fees	136
Shareholders’ Reports—Institutional Shares	4
Shareholders’ Reports—Institutional Plus Shares	40
Trustees’ Fees and Expenses	8
Other Expenses	18
Total Expenses	3,325
Net Investment Income	187,261
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	304,747
Futures Contracts	3,342
Swap Contracts	1,708
Foreign Currencies	—
Realized Net Gain (Loss)	309,797
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,993,793
Futures Contracts	672
Swap Contracts	(169)
Change in Unrealized Appreciation (Depreciation)	2,994,296
Net Increase (Decrease) in Net Assets Resulting from Operations	3,491,354

1	Dividends are net of foreign withholding taxes of $21.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,257, ($11), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $201,427 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Institutional Total Stock Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	187,261	361,553
Realized Net Gain (Loss)	309,797	1,435,396
Change in Unrealized Appreciation (Depreciation)	2,994,296	3,001,477
Net Increase (Decrease) in Net Assets Resulting from Operations	3,491,354	4,798,426
Distributions
Institutional Shares	(17,658)	(48,295)
Institutional Plus Shares	(284,525)	(785,752)
Total Distributions	(302,183)	(834,047)
Capital Share Transactions
Institutional Shares	(22,097)	13,906
Institutional Plus Shares	148,632	(1,559,533)
Net Increase (Decrease) from Capital Share Transactions	126,535	(1,545,627)
Total Increase (Decrease)	3,315,706	2,418,752
Net Assets
Beginning of Period	31,337,097	28,918,345
End of Period	34,652,803	31,337,097

See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Institutional Total Stock Market Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$112.90	$99.10	$82.37	$67.05	$88.21	$73.97
Investment Operations
Net Investment Income[1]	.662	1.264	1.231	1.204	1.131	1.086
Net Realized and Unrealized Gain (Loss) on Investments	11.706	15.510	18.255	16.099	(17.949)	17.890
Total from Investment Operations	12.368	16.774	19.486	17.303	(16.818)	18.976
Distributions
Dividends from Net Investment Income	(.695)	(1.278)	(1.295)	(1.209)	(1.143)	(1.100)
Distributions from Realized Capital Gains	(.383)	(1.696)	(1.461)	(.774)	(3.199)	(3.636)
Total Distributions	(1.078)	(2.974)	(2.756)	(1.983)	(4.342)	(4.736)
Net Asset Value, End of Period	$124.19	$112.90	$99.10	$82.37	$67.05	$88.21
Total Return	11.08%	17.15%	23.77%	26.05%	-19.49%	25.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,025	$1,858	$1,621	$1,350	$907	$757
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%[2]	0.03%[2]	0.03%[2]	0.03%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.22%	1.33%	1.61%	1.55%	1.30%
Portfolio Turnover Rate	3%[3]	5%[3]	4%[3]	8%	8%[3]	5%[3]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Institutional Total Stock Market Index Fund
Financial Highlights

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$112.88	$99.08	$82.35	$67.03	$88.19	$73.96
Investment Operations
Net Investment Income[1]	.670	1.273	1.230	1.192	1.132	1.095
Net Realized and Unrealized Gain (Loss) on Investments	11.694	15.509	18.256	16.109	(17.949)	17.877
Total from Investment Operations	12.364	16.782	19.486	17.301	(16.817)	18.972
Distributions
Dividends from Net Investment Income	(.701)	(1.286)	(1.295)	(1.208)	(1.145)	(1.108)
Distributions from Realized Capital Gains	(.383)	(1.696)	(1.461)	(.773)	(3.198)	(3.634)
Total Distributions	(1.084)	(2.982)	(2.756)	(1.981)	(4.343)	(4.742)
Net Asset Value, End of Period	$124.16	$112.88	$99.08	$82.35	$67.03	$88.19
Total Return	11.08%	17.16%	23.77%	26.05%	-19.49%	25.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,628	$29,479	$27,297	$29,881	$24,515	$35,100
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%[2]	0.02%[2]	0.02%[2]	0.02%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.23%	1.33%	1.60%	1.54%	1.31%
Portfolio Turnover Rate	3%[3]	5%[3]	4%[3]	8%	8%[3]	5%[3]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Institutional Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Morningstar Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
In June 2026, the Board of Trustees approved changing the Fund’s name to Vanguard Morningstar Institutional Total Stock Market Index Fund, effective in July 2026, to correspond with the renaming of the Fund's benchmark.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

Morningstar Institutional Total Stock Market Index Fund
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $752,000, representing less than 0.01% of the fund’s net assets and 0.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Morningstar Institutional Total Stock Market Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	34,550,527	—	45	34,550,572
Warrants	—	—	—	—
Temporary Cash Investments	219,215	—	—	219,215
Total	34,769,742	—	45	34,769,787

Derivative Financial Instruments
Assets
Swap Contracts	—	1,570	—	1,570
Liabilities
Futures Contracts[1]	(66)	—	—	(66)
Swap Contracts	—	(1,749)	—	(1,749)
Total	(66)	(1,749)	—	(1,815)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,871,865
Gross Unrealized Appreciation	26,621,757
Gross Unrealized Depreciation	(723,901)
Net Unrealized Appreciation (Depreciation)	25,897,856
F.
During the six months ended June 30, 2026, the fund purchased $1,080,896,000 of investment securities and sold $1,019,837,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $196,812,000 and $245,455,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $42,797,000 and sales were $13,181,000, resulting in net realized loss of $3,980,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	121,218	1,041	259,097	2,429
Issued in Lieu of Cash Distributions	14,461	131	40,068	377
Redeemed	(157,776)	(1,326)	(285,259)	(2,702)
Net Increase (Decrease)—Institutional Shares	(22,097)	(154)	13,906	104
Institutional Plus Shares
Issued	3,280,701	27,604	2,703,589	27,234
Issued in Lieu of Cash Distributions	258,544	2,349	715,164	6,757
Redeemed	(3,390,613)	(28,319)	(4,978,286)	(48,346)
Net Increase (Decrease)—Institutional Plus Shares	148,632	1,634	(1,559,533)	(14,355)

Morningstar Institutional Total Stock Market Index Fund
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q8712 082026

Financial Statements
For the six-months ended June 30, 2026
Vanguard 0-3 Month Treasury Bill ETF

Contents
Financial Statements	1

0-3 Month Treasury Bill ETF
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.9%)
U.S. Government Securities (99.9%)
	United States Treasury Bill	1.832%–3.644%	7/2/2026	526,513	526,460
	United States Treasury Bill	2.663%–3.640%	7/7/2026	472,188	471,906
	United States Treasury Bill	2.813%–3.643%	7/9/2026	637,018	636,505
	United States Treasury Bill	3.054%–3.637%	7/14/2026	486,247	485,617
	United States Treasury Bill	3.110%–3.636%	7/16/2026	508,416	507,652
	United States Treasury Bill	3.208%–3.636%	7/21/2026	484,224	483,256
	United States Treasury Bill	3.225%–3.648%	7/23/2026	487,425	486,354
	United States Treasury Bill	3.297%–3.642%	7/28/2026	444,484	443,279
	United States Treasury Bill	3.315%–3.643%	7/30/2026	482,580	481,186
	United States Treasury Bill	3.368%–3.646%	8/4/2026	282,644	281,682
	United States Treasury Bill	3.395%–3.643%	8/6/2026	574,954	572,873
	United States Treasury Bill	3.430%–3.645%	8/11/2026	297,581	296,352
	United States Treasury Bill	3.426%–3.650%	8/13/2026	345,566	344,059
	United States Treasury Bill	3.463%–3.672%	8/18/2026	281,193	279,825
	United States Treasury Bill	3.458%–3.658%	8/20/2026	334,447	332,745
	United States Treasury Bill	3.481%–3.676%	8/25/2026	291,469	289,835
	United States Treasury Bill	3.484%–3.697%	8/27/2026	343,269	341,263
	United States Treasury Bill	3.509%–3.686%	9/1/2026	119,897	119,144
	United States Treasury Bill	3.525%–3.700%	9/3/2026	445,186	442,285
	United States Treasury Bill	3.543%–3.704%	9/8/2026	136,496	135,532
	United States Treasury Bill	3.544%–3.728%	9/10/2026	343,258	340,777
	United States Treasury Bill	3.577%–3.702%	9/15/2026	138,455	137,385
	United States Treasury Bill	3.611%–3.730%	9/17/2026	346,209	343,464
	United States Treasury Bill	3.595%–3.719%	9/22/2026	132,145	131,038
	United States Treasury Bill	3.634%–3.738%	9/24/2026	345,304	342,308
	United States Treasury Bill	3.723%	9/29/2026	134,887	133,651
Total U.S. Government and Agency Obligations (Cost $9,386,692)					9,386,433
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $4,462)	3.682%		44,623	4,462
Total Investments (100.0%) (Cost $9,391,154)					9,390,895
Other Assets and Liabilities—Net (0.0%)					870
Net Assets (100%)					9,391,765
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
1

0-3 Month Treasury Bill ETF
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,386,692)	9,386,433
Affiliated Issuers (Cost $4,462)	4,462
Total Investments in Securities	9,390,895
Investment in Vanguard	179
Cash	867
Receivables for Accrued Income	62
Receivables for Capital Shares Issued	57
Total Assets	9,392,060
Liabilities
Payables for Investment Securities Purchased	62
Payables for Capital Shares Redeemed	7
Payables to Vanguard	226
Total Liabilities	295
Net Assets	9,391,765
At June 30, 2026, net assets consisted of:

Paid-in Capital	9,365,759
Total Distributable Earnings (Loss)	26,006
Net Assets	9,391,765

Net Assets
Applicable to 124,100,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,391,765
Net Asset Value Per Share	$75.68

See accompanying Notes, which are an integral part of the Financial Statements.
2

0-3 Month Treasury Bill ETF
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Interest[1]	121,589
Total Income	121,589
Expenses
The Vanguard Group—Note C
Investment Advisory Services	126
Management and Administrative	1,687
Marketing and Distribution	163
Custodian Fees	21
Shareholders’ Reports	35
Trustees’ Fees and Expenses	2
Other Expenses	5
Total Expenses	2,039
Net Investment Income	119,550
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	27
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(1,023)
Net Increase (Decrease) in Net Assets Resulting from Operations	118,554

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $524, $25, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $2 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
3

0-3 Month Treasury Bill ETF
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	February 7, 2025[1] to December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	119,550	80,288
Realized Net Gain (Loss)	27	(25)
Change in Unrealized Appreciation (Depreciation)	(1,023)	764
Net Increase (Decrease) in Net Assets Resulting from Operations	118,554	81,027
Distributions
Total Distributions	(93,711)	(79,863)
Capital Share Transactions
Issued	5,346,375	5,169,014
Issued in Lieu of Cash Distributions	—	—
Redeemed	(647,908)	(501,723)
Net Increase (Decrease) from Capital Share Transactions	4,698,467	4,667,291
Total Increase (Decrease)	4,723,310	4,668,455
Net Assets
Beginning of Period	4,668,455	—
End of Period	9,391,765	4,668,455

1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
4

0-3 Month Treasury Bill ETF
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	February 7, 2025[1] to December 31, 2025
Net Asset Value, Beginning of Period	$75.42	$75.00
Investment Operations
Net Investment Income[2]	1.349	2.729
Net Realized and Unrealized Gain (Loss) on Investments	(.017)	.041
Total from Investment Operations	1.332	2.770
Distributions
Dividends from Net Investment Income	(1.072)	(2.350)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.072)	(2.350)
Net Asset Value, End of Period	$75.68	$75.42
Total Return	1.78%	3.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,392	$4,668
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	3.60%	4.04%[3]
Portfolio Turnover Rate[4]	0%	0%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
5

0-3 Month Treasury Bill ETF
Notes to Financial Statements
Vanguard 0-3 Month Treasury Bill ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $179,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
6

0-3 Month Treasury Bill ETF
The following table summarizes the market value of the fund’s investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	9,386,433	—	9,386,433
Temporary Cash Investments	4,462	—	—	4,462
Total	4,462	9,386,433	—	9,390,895
E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,391,155
Gross Unrealized Appreciation	38
Gross Unrealized Depreciation	(298)
Net Unrealized Appreciation (Depreciation)	(260)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $5,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.
During the six months ended June 30, 2026, the fund purchased $0 of investment securities and sold $0 of investment securities, other than temporary cash investments.
G.
Capital shares issued and redeemed were:

	Six Months Ended June 30, 2026	February 07, 2025[1] to December 31, 2025
	Shares (000)	Shares (000)
Issued	70,775	68,550
Issued in Lieu of Cash Distributions	—	—
Redeemed	(8,575)	(6,650)
Net Increase (Decrease) in Shares Outstanding	62,200	61,900

1	Inception.
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At June 30, 2026, one shareholder was the record or beneficial owner of 37% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
7

0-3 Month Treasury Bill ETF
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0422 082026
8

Financial Statements
For the six-months ended June 30, 2026
Vanguard Ultra-Short Treasury ETF

Contents
Financial Statements	1

Ultra-Short Treasury ETF
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Bill	3.391%–3.645%	8/4/2026	19,425	19,359
United States Treasury Bill	3.406%–3.847%	8/6/2026	43,755	43,597
United States Treasury Bill	3.456%–3.659%	8/11/2026	22,963	22,868
United States Treasury Bill	3.480%–3.702%	8/13/2026	26,548	26,432
United States Treasury Bill	3.509%–3.662%	8/18/2026	21,645	21,540
United States Treasury Bill	3.508%–3.701%	8/20/2026	25,757	25,626
United States Treasury Bill	3.526%–3.675%	8/25/2026	22,407	22,281
United States Treasury Bill	3.547%–3.710%	8/27/2026	26,395	26,241
United States Treasury Bill	3.558%–3.675%	9/1/2026	9,301	9,243
United States Treasury Bill	3.474%–3.738%	9/3/2026	34,151	33,928
United States Treasury Bill	3.591%–3.702%	9/8/2026	10,171	10,099
United States Treasury Bill	3.566%–3.699%	9/10/2026	26,346	26,156
United States Treasury Bill	3.577%–3.713%	9/15/2026	10,695	10,612
United States Treasury Bill	3.610%–3.730%	9/17/2026	26,559	26,348
United States Treasury Bill	3.595%–3.714%	9/22/2026	10,696	10,606
United States Treasury Bill	3.617%–3.721%	9/24/2026	26,536	26,306
United States Treasury Bill	3.601%–3.740%	9/29/2026	10,694	10,596
United States Treasury Bill	3.487%–3.747%	10/1/2026	19,941	19,750
United States Treasury Bill	3.753%	10/6/2026	11,093	10,982
United States Treasury Bill	3.629%–3.746%	10/8/2026	12,806	12,675
United States Treasury Bill	3.768%	10/13/2026	10,202	10,092
United States Treasury Bill	3.639%–3.761%	10/15/2026	12,769	12,630
United States Treasury Bill	3.825%	10/20/2026	11,093	10,964
United States Treasury Bill	3.649%–3.786%	10/22/2026	12,809	12,658
United States Treasury Bill	3.838%	10/27/2026	11,093	10,956
United States Treasury Bill	3.482%–3.785%	10/29/2026	19,558	19,313
United States Treasury Bill	3.663%–3.800%	11/5/2026	11,939	11,781
United States Treasury Bill	3.675%–3.814%	11/12/2026	11,941	11,774
United States Treasury Bill	3.683%–3.818%	11/19/2026	11,943	11,767
United States Treasury Bill	3.477%–3.859%	11/27/2026	18,360	18,074
United States Treasury Bill	3.875%	12/3/2026	12,379	12,177
United States Treasury Bill	3.879%	12/10/2026	12,379	12,167
United States Treasury Bill	3.892%	12/17/2026	12,379	12,158
United States Treasury Bill	3.458%–3.895%	12/24/2026	19,729	19,359
United States Treasury Bill	3.407%–3.851%	1/21/2027	7,962	7,795
United States Treasury Bill	3.493%–3.875%	2/18/2027	7,771	7,582
United States Treasury Bill	3.647%–3.904%	3/18/2027	7,855	7,641
United States Treasury Bill	3.716%–3.955%	4/15/2027	8,526	8,268
United States Treasury Bill	3.789%–3.979%	5/13/2027	7,720	7,464
United States Treasury Bill	4.005%	6/10/2027	8,000	7,708
United States Treasury Note/Bond	1.500%	8/15/2026	8,334	8,309
United States Treasury Note/Bond	4.375%	8/15/2026	6,285	6,289
United States Treasury Note/Bond	6.750%	8/15/2026	275	275
United States Treasury Note/Bond	0.750%	8/31/2026	8,457	8,415
United States Treasury Note/Bond	1.375%	8/31/2026	3,498	3,484
United States Treasury Note/Bond	3.750%	8/31/2026	10,754	10,753
United States Treasury Note/Bond	4.625%	9/15/2026	6,685	6,696
United States Treasury Note/Bond	0.875%	9/30/2026	8,994	8,929
United States Treasury Note/Bond	1.625%	9/30/2026	3,029	3,013
United States Treasury Note/Bond	3.500%	9/30/2026	11,012	11,003
United States Treasury Note/Bond	4.625%	10/15/2026	7,142	7,159
United States Treasury Note/Bond	1.125%	10/31/2026	9,009	8,926
United States Treasury Note/Bond	1.625%	10/31/2026	3,774	3,746
United States Treasury Note/Bond	4.125%	10/31/2026	10,699	10,705
United States Treasury Note/Bond	2.000%	11/15/2026	7,772	7,716
United States Treasury Note/Bond	4.625%	11/15/2026	7,489	7,508
United States Treasury Note/Bond	6.500%	11/15/2026	1,162	1,170
United States Treasury Note/Bond	1.250%	11/30/2026	9,056	8,956
United States Treasury Note/Bond	1.625%	11/30/2026	3,344	3,313
United States Treasury Note/Bond	4.250%	11/30/2026	9,409	9,421
United States Treasury Note/Bond	4.375%	12/15/2026	7,786	7,803
United States Treasury Note/Bond	1.250%	12/31/2026	9,236	9,113
United States Treasury Note/Bond	1.750%	12/31/2026	3,767	3,726
United States Treasury Note/Bond	4.250%	12/31/2026	10,831	10,845
United States Treasury Note/Bond	4.000%	1/15/2027	8,069	8,070
United States Treasury Note/Bond	1.500%	1/31/2027	12,341	12,163
United States Treasury Note/Bond	4.125%	1/31/2027	9,465	9,471
United States Treasury Note/Bond	2.250%	2/15/2027	7,619	7,536
United States Treasury Note/Bond	4.125%	2/15/2027	7,170	7,174
United States Treasury Note/Bond	1.125%	2/28/2027	2,218	2,176
United States Treasury Note/Bond	1.875%	2/28/2027	6,973	6,876
United States Treasury Note/Bond	4.125%	2/28/2027	11,531	11,538
1

Ultra-Short Treasury ETF
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.250%	3/15/2027	9,877	9,892
	United States Treasury Note/Bond	0.625%	3/31/2027	3,557	3,469
	United States Treasury Note/Bond	2.500%	3/31/2027	8,025	7,936
	United States Treasury Note/Bond	3.875%	3/31/2027	10,974	10,962
	United States Treasury Note/Bond	4.500%	4/15/2027	8,109	8,138
	United States Treasury Note/Bond	0.500%	4/30/2027	4,354	4,228
	United States Treasury Note/Bond	2.750%	4/30/2027	6,678	6,606
	United States Treasury Note/Bond	3.750%	4/30/2027	11,005	10,976
	United States Treasury Note/Bond	2.375%	5/15/2027	8,020	7,903
	United States Treasury Note/Bond	4.500%	5/15/2027	8,640	8,668
	United States Treasury Note/Bond	0.500%	5/31/2027	4,629	4,481
	United States Treasury Note/Bond	2.625%	5/31/2027	7,199	7,104
	United States Treasury Note/Bond	3.875%	5/31/2027	10,291	10,270
	United States Treasury Note/Bond	4.625%	6/15/2027	9,324	9,369
	United States Treasury Note/Bond	0.500%	6/30/2027	5,861	5,656
	United States Treasury Note/Bond	3.250%	6/30/2027	7,508	7,445
	United States Treasury Note/Bond	3.750%	6/30/2027	11,070	11,031
Total U.S. Government and Agency Obligations (Cost $1,014,655)					1,013,984
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $1,468)	3.682%		14,677	1,467
Total Investments (99.6%) (Cost $1,016,123)					1,015,451
Other Assets and Liabilities—Net (0.4%)					3,832
Net Assets (100%)					1,019,283
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Ultra-Short Treasury ETF
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,014,655)	1,013,984
Affiliated Issuers (Cost $1,468)	1,467
Total Investments in Securities	1,015,451
Investment in Vanguard	21
Cash	25
Receivables for Investment Securities Sold	265,888
Receivables for Accrued Income	2,258
Total Assets	1,283,643
Liabilities
Payables for Investment Securities Purchased	264,331
Payables to Vanguard	29
Total Liabilities	264,360
Net Assets	1,019,283
At June 30, 2026, net assets consisted of:

Paid-in Capital	1,016,972
Total Distributable Earnings (Loss)	2,311
Net Assets	1,019,283

Net Assets
Applicable to 13,475,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,019,283
Net Asset Value Per Share	$75.64

See accompanying Notes, which are an integral part of the Financial Statements.
3

Ultra-Short Treasury ETF
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Interest[1]	15,225
Total Income	15,225
Expenses
The Vanguard Group—Note C
Investment Advisory Services	16
Management and Administrative	219
Marketing and Distribution	21
Custodian Fees	18
Shareholders’ Reports	12
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	290
Net Investment Income	14,935
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	14
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(1,024)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,925

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $32, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $7 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Ultra-Short Treasury ETF
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	February 7, 2025[1] to December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,935	10,481
Realized Net Gain (Loss)	14	45
Change in Unrealized Appreciation (Depreciation)	(1,024)	352
Net Increase (Decrease) in Net Assets Resulting from Operations	13,925	10,878
Distributions
Total Distributions	(12,041)	(10,423)
Capital Share Transactions
Issued	528,870	557,930
Issued in Lieu of Cash Distributions	—	—
Redeemed	(49,103)	(20,753)
Net Increase (Decrease) from Capital Share Transactions	479,767	537,177
Total Increase (Decrease)	481,651	537,632
Net Assets
Beginning of Period	537,632	—
End of Period	1,019,283	537,632

1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Ultra-Short Treasury ETF
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	February 7, 2025[1] to December 31, 2025
Net Asset Value, Beginning of Period	$75.46	$75.00
Investment Operations
Net Investment Income[2]	1.355	2.718
Net Realized and Unrealized Gain (Loss) on Investments	(.102)	.098
Total from Investment Operations	1.253	2.816
Distributions
Dividends from Net Investment Income	(1.073)	(2.356)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.073)	(2.356)
Net Asset Value, End of Period	$75.64	$75.46
Total Return	1.67%	3.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,019	$538
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	3.62%	4.02%[3]
Portfolio Turnover Rate[4]	15%	0%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Ultra-Short Treasury ETF
Notes to Financial Statements
Vanguard Ultra-Short Treasury ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
7

Ultra-Short Treasury ETF
The following table summarizes the market value of the fund’s investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,013,984	—	1,013,984
Temporary Cash Investments	1,467	—	—	1,467
Total	1,467	1,013,984	—	1,015,451
E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,016,133
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(682)
Net Unrealized Appreciation (Depreciation)	(682)
F.
During the six months ended June 30, 2026, the fund purchased $49,443,000 of investment securities and sold $7,366,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $1,220,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.
Capital shares issued and redeemed were:

	Six Months Ended June 30, 2026	February 07, 2025[1] to December 31, 2025
	Shares (000)	Shares (000)
Issued	7,000	7,400
Issued in Lieu of Cash Distributions	—	—
Redeemed	(650)	(275)
Net Increase (Decrease) in Shares Outstanding	6,350	7,125

1	Inception.
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At June 30, 2026, one shareholder was the record or beneficial owner of 34% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
8

Ultra-Short Treasury ETF
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0412 082026
9

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements - Institutional Index Fund and Institutional Total Stock Market Index Fund

A majority of independent trustees of the board of Vanguard Institutional Index Fund and Vanguard Institutional Total Stock Market Index Fund (Trustees) renewed the each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements - Ultra-Short Tax-Exempt Bond ETF and 0-3 Month Treasury Bill ETF

A majority of independent trustees of the board of Vanguard Ultra-Short Tax-Exempt Bond ETF and Vanguard 0-3 Month Treasury Bill ETF (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.